UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number 811-05641

The Park Avenue Portfolio

(Exact name of registrant as specified in charter)
7 Hanover Square New York, N.Y. 10004

(Address of principal executive offices) (Zip code)

Frank L. Pepe	Thomas G. Sorell
The Park Avenue Portfolio	The Park Avenue Portfolio
7 Hanover Square	7 Hanover Square
New York, N.Y. 10004	New York, N.Y. 10004

(Name and address of agents for service)
Registrant’s telephone number, including area code: (800) 221-3253

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.
The Semiannual Report to Shareholders follows.

GUARDIAN®

The Park Avenue Portfolio®

Semiannual Report to Shareholders

June 30, 2005

* Formerly known as The Guardian Baillie Gifford International Fund

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Dear Shareholder:

Thomas G. Sorell, CFA
Chief Investment Officer
QUICK FACTS

•	Despite rising oil prices and higher short-term interest rates, the U.S. economy continued to expand at a brisk pace.

•	Even though stock prices rose in the second quarter, the overall equity market was flat during the six month period.

•	While the Federal Reserve continued to raise the Fed Funds rate, the bond market bucked conventional wisdom and generated positive returns during the first six months of 2005.

•	We continue to believe the economy will expand as the year progresses and that the stock and bond markets may generate modest gains in 2005.
A Resilient U.S. Economy
      While there were concerns that the U.S. economy might experience a “soft patch” due to higher oil prices and interest rates, the U.S. economy remained on solid footing during the six month reporting period. First quarter Gross Domestic Product (GDP) was 3.8%, which was the same growth rate experienced during the fourth quarter of 2004. (Gross Domestic Product measures the value of goods and services produced in an economy.) The economic expansion continued to be supported by strong consumer spending that was fueled by solid employment and income gains, as well as an extremely supportive housing market.
      To date, concerns that rising oil prices and the Federal Reserve Board’s (the Fed) move to increase interest rates would slow economic growth appear to be unfounded. This might be explained in part by the fact that in spite of the Fed’s moves to raise short-term interest rates, longer-term rates have actually declined. Low interest rates have continued to support an ever-ebullient housing market. The Fed has continued to remove policy accommodation at a “measured pace,” raising the Federal Funds target rate four more times during the six month period. These hikes were instituted with the intention of eliminating excess monetary stimuli that might result in too rapid a rate of economic growth and increased inflationary pressures. All told, the Fed has now raised short-term rates nine times since June 2004, bringing the Federal Funds rate from 1.00% to 3.25%.
Stocks Largely Tread Water
      After falling 2.15% in the first quarter of 2005, stocks generated positive returns in the second quarter, with the S&P 500 Index returning 1.37%. For the six month period ended June 30, 2005, the S&P 500 Index posted a -0.81% return. (The S&P 500 Index is an index of 500 primarily large-cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. It is unmanaged and not available for direct investment.) Past performance is not an indication of future results.
      The stock market’s weakness in the first quarter was triggered by mixed economic data, soaring oil prices, and inflationary concerns. The second quarter also started off on the wrong foot, as stocks fell due to fears that the economic expansion was running out of steam. The S&P 500 Index then gained 3.18% in May, on the back of better-than-expected retail sales data and a benign inflation report. Stock prices were then flat in June, as investors’ awaited word from the Fed regarding the magnitude and duration of future interest rate hikes.
      For the reporting period as a whole, mid-cap stocks posted the strongest returns, with the Russell Midcap, Russell 1000, and Russell 2000 Indexes returning 3.92%, 0.11%, and -1.25%, respectively (the Russell Midcap is generally considered to be representative of mid-cap U.S. stocks, the Russell 1000 is generally considered to be representative of large-cap U.S. stocks, and the Russell 2000 Index is generally considered to be representative of small capitalization issues in the U.S. stock market. All of these indices are unmanaged and are not available for direct investment). From a market style perspective, value-oriented stocks outperformed their growth counterparts, as the Russell 3000 Value Index rose 1.69%, while the Russell 3000 Growth Index declined 1.88% (the Russell 3000 Value Index is generally considered to be representative of the U.S. equity value market, and the Russell 3000 Growth Index is generally considered to be representative of the broad U.S. equity growth markets. These indices are unmanaged and are not available for direct investment).
Bonds Have a Pleasant Surprise for Investors
      Certainly one of the biggest surprises over the last six months was the performance of the bond market. When the year began, there were few people who thought that bonds would generate positive returns, let alone outperform stocks. But the bond market surpassed these low expectations and the overall market, as measured by the Lehman Brothers Aggregate Bond Index, returned 2.51% during the six-month period (the Lehman Brothers Aggregate Bond Index is an unmanaged index that is generally considered to be representative of the U.S. bond market activity. It is not available for direct investment).

      As previously mentioned, longer-term interest rates, which are used to establish mortgage and other borrowing rates, have fallen despite the Fed’s tightening monetary policy. When the Fed first started increasing rates in June 2004, 10-year Treasury yields were 4.69% and one year later at quarter end they stood at 3.92%. While Fed Chairman Greenspan stated it was a “conundrum” that shorter term interest rates were rising while longer term rates were falling, these conditions continued to support consumer spending, as well as a potential “bubble” in the housing market. Even Chairman Greenspan admitted that housing showed “signs of froth in some local markets, where home prices seem to have risen to unsustainable levels.”
      One sector of the market that experienced a fair share of publicity, as well as increased volatility, was high yield bonds. After a strong start, high yield bond prices declined in March and April 2005 due to concerns over the bond downgrades of General Motors and Ford Motor Company. However, following these downgrades, high yield bonds rebounded in May and June. All told, over the six-month period, the Lehman High Yield Bond Index returned 1.11% (The Lehman High Yield Bond Index is an index that is generally considered to be representative of corporate high yield bond market activity. It is unmanaged and not available for direct investment).
Economic Outlook: Moderating Economic Growth
      Over the last six months, our outlook for the U.S. economy has remained fairly consistent. Given the current environment, we continue to believe that economic growth will decline somewhat. The Fed has made clear its intention to raise rates at a measured pace. In addition, high oil prices, if sustained, should eventually temper spending and slow economic growth. We believe the Blue Chip Economic Indicators consensus estimate for second half 2005 GDP growth of 3.5% is reasonable and that GDP could move closer to its historical average of 3.0% next year. Looking more closely at the Fed, we expect it to raise short-term rates from 3.25% to 3.75% during its next two meetings. However, after these moves, we wouldn’t be surprised if the Fed paused to monitor and analyze the economic impact of its monetary policy, which will have been in effect for more than a year. Historically, Fed-tightening cycles last about twelve months with 2.50% of interest rate hikes. We have just reached the twelfth month of this cycle and rates have risen 2.25%.While rates were extremely low from a historical perspective when the Fed began raising the Fed Funds rate, we believe we are approaching the end of this tightening cycle.
Equity Outlook: Hopes for a Late Rally
      As with the economy, our outlook for the equity market hasn’t changed. We continue to expect a decelerating corporate profit environment, with Thomson First Call projecting that earnings growth will be approximately 8% in 2005 and 5% in 2006. This compares to 21% earnings growth in 2004. We currently believe the stock market is fairly valued at 16 times forward earnings and 17 times trailing earnings. This is a level not seen since 1996. Given the relatively flat market thus far in 2005, many investors are hoping for a repeat of 2004, when stock prices surged in the fourth quarter and the S&P 500 Index gained 10.88% for the year as a whole. Last year’s rally occurred once the uncertainty of the presidential election lifted and oil prices fell. A catalyst for a late rally in 2005 could possibly be driven by a meaningful decline in oil prices and/or a pause in the Fed’s tightening cycle. We believe equity returns in the mid- to upper-single digit range could be possible should this scenario play out.
      In the international equity markets, European stocks performed well during the first half in local currency terms. However, due to the weakening of the euro during the first half of the year, all of the gains were lost in currency translation for U.S. investors. Reasonable valuations, decent corporate profitability and profit margins have made the region’s equity markets appear attractive relative to the prevailing low bond yields. Looking ahead, European equities could benefit if the European Central Bank lowers interest rates to stimulate economic growth. Japan’s stock market has been nearly flat in local currency terms (and negative in dollar terms) thus far in 2005, as mixed economic signals, high oil prices, falling exports, and political uncertainties have weighted on the Japanese market. Until some of these issues are resolved there could be continued weakness.
      Finally, emerging market equities have performed well in 2005 (both in local currency terms and dollar terms) and could continue to do so given high commodity prices and their ability, thus far, to withstand a rising Fed Funds rate. This has mirrored the strong performance of emerging market bonds so far in the year, which has been attributed to their improving credit quality.

Bond Outlook: Mixed Signals Abound
      After the first six months of 2005, it may be unwise to again underestimate the bond market. At the same time, many of the issues that concerned investors heading into the year remain. The Fed has telegraphed its intention to raise interest rates. Longer-term rates have bucked their historical trend and fallen in the face of rising short-term rates. And inflation could eventually be impacted if oil prices don’t retreat from their current high levels.
      The bond market tends to telegraph the future and it’s currently acting as if economic weakness were on the horizon. This is exemplified by the flattening yield curve as long-and-short term yields compress, and continued low long-term rates. On the other hand, if the bond market is wrong and the economy continues to expand at a rapid pace, we believe the Fed may move to continue raising short-term rates for the foreseeable future. Should this occur, longer-term rates will most likely rise as well.
      Given this environment, where investors are poorly compensated for extending duration with a flat yield curve, a prudent approach may be to become more defensive with one’s fixed income holdings, both in terms of duration and credit quality. By holding shorter duration bonds or funds, we believe principal losses are less likely in a rising rate environment. That’s because interest rates and bond prices move in opposite directions and rising rates generally have a negative impact on bond prices.
Take a Long-term View
      Perhaps nowhere is the saying “hindsight is 20/20” more pertinent that when looking at the financial markets. Because no one knows where the markets are headed over the short-term, attempting to outguess, or time, the market can be hazardous to your longer-term financial goals. We continue to believe in the three tenets of sound investing: maintaining a diversified portfolio, employing a sound asset allocation strategy, and taking a long-term view of the markets. Your investment professional can provide the guidance needed to keep you on track with your financial goals. He or she can also help you have realistic expectations for your investment returns in the current environment.
      In conclusion, we thank you for your business, confidence and trust to manage your investments and look forward to serving your financial needs in the future.
Thomas G. Sorell, CFA
President, The Park Avenue Portfolio
Chief Investment Officer,
Guardian Investor Services LLC
      Please note that the opinions and outlooks about the markets in general and any specific securities expressed above reflect the viewpoints of Tom Sorell as of June 30, 2005. Keep in mind that market conditions are constantly evolving and that past performance is not a guarantee of future results. This shareholder letter is not part of the funds’ financial report and is submitted for the general information of Park Avenue Portfolio shareholders. This letter is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus. Please consider the funds’ investment objective, risks, fees and charges carefully before investing.
      The Park Avenue Portfolio® family of mutual funds is sold by prospectus only. The prospectus contains important information, including fees and expenses and should be read carefully before investing or sending money. You should consider the funds’ investment objectives, risks, fees and charges carefully before investing. A prospectus contains this and other important information and can be obtained from your investment professional or by calling 800-221-3253.
      Shares of The Park Avenue Portfolio family of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they insured by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board, or any other agency. Investment in the funds involves risks, including possible loss of the principal amount invested. Fund shares are subject to market fluctuations and, when redeemed, may be worth more or less than their original cost.
      Guardian Investor Services LLC (GIS) is the distributor of The Park Avenue Portfolio family of mutual funds. GIS is an indirect wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life), New York, NY. GIS is located at 7 Hanover Square, New York, NY 10004. 800-221-3253.
GIS is a member: NASD, SIPC.

About Your Semiannual Report
Information About Indexes:
      Index returns are provided for comparative purposes and are quoted throughout the following fund information. Please note that the indices are not available for direct investment and the returns do not reflect the fees and expenses that have been deducted from the Fund. In addition, the return figures for the index do not reflect sales charges that an investor may pay when purchasing or redeeming shares of the Fund.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity.

•	The Russell 1000 Value Index offers investors access to the large-cap value segment of the U.S. equity universe. The Russell 1000 Value is constructed to seek to provide a comprehensive and unbiased barometer of the large-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine growth probability approximates the aggregate large-cap value manager’s opportunity set.

•	The Russell 2000 Index is an unmanaged index that is generally considered to be representative of small capitalization issues in the U.S. stock market.

•	The Russell 2000 Value Index offers investors access to the small-cap value segment of the U.S. equity universe. The Russell 2000 Value is constructed to seek to provide a comprehensive and unbiased barometer of the small-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small-cap value manager’s opportunity set.

•	The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index is an unmanaged index that is generally considered to be representative of the international growth stock market activity.

•	The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index is an unmanaged index that is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners.

•	The Lehman Aggregate Bond Index is an unmanaged index that is generally considered to be representative of U.S. bond market activity.

•	The Lehman U.S. Government 1-3 Year Bond Index is an unmanaged index that is generally considered to be representative of U.S. short duration bond market activity.

•	The Lehman Corporate High Yield Bond Index is an unmanaged index that is generally considered to be representative of U.S. corporate high yield bond market activity.

•	The Lehman Municipal Bond Index is an unmanaged index that is generally considered to be representative of U.S. municipal bond activity.

•	The Lehman 3-Month Treasury Bill Index is generally considered representative of the average yield of three-month Treasury Bills.

THE PARK AVENUE PORTFOLIO

		Schedule
	Fund	of
	Highlights	Investments

The Guardian Park Avenue Fund	2	29

The Guardian UBS Large Cap Value Fund	5	31

The Guardian Park Avenue Small Cap Fund	7	33

The Guardian UBS Small Cap Value Fund	9	35

The Guardian Asset Allocation Fund	11	37

The Guardian S&P 500 Index Fund	13	40

The Guardian Baillie Gifford International Growth Fund	15	46

The Guardian Baillie Gifford Emerging Markets Fund	17	49

The Guardian Investment Quality Bond Fund	19	52

The Guardian Low Duration Bond Fund	21	57

The Guardian High Yield Bond Fund	23	60

The Guardian Tax-Exempt Fund	25	65

The Guardian Cash Management Fund	27	68

Financial Statements		72

Notes to Financial Statements		81

Financial Highlights		96

■ The Guardian Park Avenue Fund	Semiannual Report To Shareholders

Manind V. Govil, CFA
Portfolio Manager
Objective:

Long-term growth of capital
Portfolio:

At least 80% common stocks and securities convertible into common stocks
Inception Date:

June 1, 1972
Net Assets at
June 30, 2005:

$941,721,411
A Portfolio Management Update
      Manind V. Govil, CFA, was named portfolio manager of The Guardian Park Avenue Fund and head of Guardian’s Common Stock Department starting August 1, 2005. Manind joins Guardian after having spent the past 12 years at Mercantile Capital Advisors where he served as Co-Head of Equities, Head of Equity Research, and as the Lead Portfolio Manager of the large cap core Mercantile Growth & Income Fund managing $2.2 billion in assets. Prior to joining Mercantile, he was with Covansys Corporation in Michigan and began his career with KPMG Peat Marwick in India. He is a Chartered Financial Analyst, and is a member of the CFA Institute as well as the American Association of Individual Investors. He received a Bachelor of Commerce degree in Accounting from the University of Bombay, India, and was awarded a Master of Business Administration degree in Finance and Information Systems from the University of Cincinnati in Ohio.
Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	6/1/72	-2.64%	2.12%	3.88%	-9.59%	6.43%	12.73%
	(w/ sales charge)	6/1/72	-7.02%	-2.48%	2.30%	-10.42%	5.94%	12.57%
Class B shares	(w/o sales charge)	5/1/96	-3.13%	1.11%	2.86%	-10.46%	—	4.01%
	(w/ sales charge)	5/1/96	-6.04%	-1.89%	2.23%	-10.64%	—	4.01%
Class C shares	(w/o sales charge)	8/7/00	-3.21%	0.92%	2.62%	—	—	-10.96%
	(w/ sales charge)	8/7/00	-4.18%	-0.08%	2.62%	—	—	-10.96%
Class K shares	(w/o sales charge)	5/15/01	-2.82%	1.75%	3.55%	—	—	-3.87%
	(w/ sales charge)	5/15/01	-3.79%	0.75%	3.55%	—	—	-3.87%
S&P 500 Index			-0.81%	6.32%	8.28%	-2.37%	9.93%	10.99%
								Since Class A shares inception
Sector Weightings vs. Index (As of 6/30/2005)

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	Please see the “About Your Annual Report” page for a description of the S&P 500 Index.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Prior to August 25, 1988, Class A shares of the Fund were offered at a higher sales charge, so that actual returns would have been somewhat lower.

■ The Guardian Park Avenue Fund	Semiannual Report To Shareholders

Top Ten Holdings (As of 6/30/2005)

Percentage of
Company	Total Net Assets

General Electric Co.	3.14%
Bank of America Corp.	2.99%
Microsoft Corp.	2.87%
Citigroup, Inc.	2.73%
Procter & Gamble Co.	2.50%
Exxon Mobil Corp.	2.43%
Johnson & Johnson	2.07%
Intel Corp.	2.05%
Pfizer, Inc.	1.84%
Cisco Systems, Inc.	1.68%
Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

■ The Guardian Park Avenue Fund	Semiannual Report To Shareholders

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$973.60	$4.36	0.89%

Hypothetical (5% return before expenses)	$1,000	$1,020.38	$4.46	0.89%

Class B

Actual	$1,000	$968.70	$9.27	1.90%

Hypothetical (5% return before expenses)	$1,000	$1,015.37	$9.49	1.90%

Class C

Actual	$1,000	$967.90	$10.10	2.07%

Hypothetical (5% return before expenses)	$1,000	$1,014.53	$10.34	2.07%

Class K

Actual	$1,000	$971.80	$5.96	1.22%

Hypothetical (5% return before expenses)	$1,000	$1,018.74	$6.11	1.22%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian UBS Large Cap Value Fund	Semiannual Report To Shareholders

The Guardian UBS Large Cap Value Fund is managed by a team of investment professionals from the Fund’s sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in large cap value investment management.
Objective:

Seeks to maximize total return, consisting of capital appreciation and current income
Portfolio:

At least 80% in equity securities issued by companies with a large market capitalization at the time of purchase
Inception Date:

February 3, 2003
Net Assets at
June 30, 2005:

$86,402,807
Top Ten Holdings (As of 6/30/2005)

Percentage of
Company	Total Net Assets

Citigroup, Inc.	5.40%
Exxon Mobil Corp.	4.90%
Wells Fargo & Co.	4.03%
J.P. Morgan Chase & Co.	3.96%
Morgan Stanley	3.75%
Nextel Comm., Inc.	3.40%
Marathon Oil Corp.	3.03%
UnitedHealth Group	2.86%
Federal Home Loan Mortgage Corp.	2.83%
S&P Depositary Receipts Trust Series 1	2.36%
Sector Weightings vs. Index (As of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	2/3/03	1.82%	12.15%	—	—	18.94%
	(w/ sales charge)	2/3/03	-2.76%	7.10%	—	—	16.68%
Class B shares	(w/o sales charge)	2/3/03	1.52%	11.40%	—	—	18.09%
	(w/ sales charge)	2/3/03	-1.48%	8.40%	—	—	17.43%
Class C shares	(w/o sales charge)	2/3/03	1.52%	11.40%	—	—	18.09%
	(w/ sales charge)	2/3/03	0.52%	10.40%	—	—	18.09%
Class K shares	(w/o sales charge)	2/3/03	1.69%	11.84%	—	—	18.62%
	(w/ sales charge)	2/3/03	0.69%	10.84%	—	—	18.62%
Russell 1000 Value Index			1.76%	14.06%	—	—	20.63%
							Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	Please see the “About Your Annual Report” page for a description of the Russell 1000 Value Index.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian UBS Large Cap Value Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,018.20	$7.16	1.43%

Hypothetical (5% return before expenses)	$1,000	$1,017.70	$7.15	1.43%

Class B

Actual	$1,000	$1,015.20	$10.89	2.18%

Hypothetical (5% return before expenses)	$1,000	$1,013.98	$10.89	2.18%

Class C

Actual	$1,000	$1,015.20	$10.89	2.18%

Hypothetical (5% return before expenses)	$1,000	$1,013.98	$10.89	2.18%

Class K

Actual	$1,000	$1,016.90	$8.45	1.69%

Hypothetical (5% return before expenses)	$1,000	$1,016.41	$8.45	1.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Park Avenue Small Cap Fund	Semiannual Report To Shareholders

Matthew Ziehl, CFA
Portfolio Manager

Objective:

Long-term growth of capital
Portfolio:

At least 85% in a diversified portfolio of common stocks issued by companies with a small market capitalization at the time of initial purchase
Inception Date:

May 1, 1997
Net Assets at
June 30, 2005:

$178,376,808
Top Ten Holdings (As of 6/30/2005)

Percentage of
Company	Total Net Assets

Affiliated Managers Group, Inc.	2.42%
Benchmark Electronics, Inc.	2.11%
Salix Pharmaceuticals Ltd.	2.11%
Insight Enterprises, Inc.	1.80%
Varian Semiconductor Equipment Assoc., Inc.	1.73%
FactSet Research Systems, Inc.	1.65%
Tanger Factory Outlet Centers, Inc.	1.63%
CACI Int’l., Inc.	1.61%
Fairmont Hotels & Resorts, Inc.	1.60%
Informatica Corp.	1.51%
Sector Weightings vs. Index (As of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	5/1/97	-4.04%	5.98%	10.75%	1.64%	—	9.51%
	(w/ sales charge)	5/1/97	-8.36%	1.21%	9.06%	0.71%	—	8.89%
Class B shares	(w/o sales charge)	5/6/97	-4.54%	4.96%	9.70%	0.71%	—	8.11%
	(w/ sales charge)	5/6/97	-7.40%	1.96%	9.14%	0.51%	—	8.11%
Class C shares	(w/o sales charge)	8/7/00	-4.52%	4.94%	9.58%	—	—	0.14%
	(w/ sales charge)	8/7/00	-5.47%	3.94%	9.58%	—	—	0.14%
Class K shares	(w/o sales charge)	5/15/01	-4.22%	5.64%	10.43%	—	—	6.41%
	(w/ sales charge)	5/15/01	-5.18%	4.64%	10.43%	—	—	6.41%
Russell 2000 Index			-1.25%	9.45%	12.81%	5.71%	—	9.31%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.
•	Please see the “About Your Annual Report” page for a description of the Russell 2000 Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian Park Avenue Small Cap Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$959.60	$5.93	1.22%

Hypothetical (5% return before expenses)	$1,000	$1,018.74	$6.11	1.22%

Class B

Actual	$1,000	$954.60	$10.42	2.15%

Hypothetical (5% return before expenses)	$1,000	$1,014.13	$10.74	2.15%

Class C

Actual	$1,000	$954.80	$10.71	2.21%

Hypothetical (5% return before expenses)	$1,000	$1,013.84	$11.03	2.21%

Class K

Actual	$1,000	$957.80	$7.48	1.54%

Hypothetical (5% return before expenses)	$1,000	$1,017.16	$7.70	1.54%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian UBS Small Cap Value Fund	Semiannual Report To Shareholders

The Guardian UBS Small Cap Value Fund is managed by a team of investment professionals from the Fund’s sub-advisor, UBS Global Asset Management (Americas) Inc., with many years of experience in small cap value investment management.
Objective:

Seeks to maximize total return, consisting of capital appreciation and current income
Portfolio:

At least 80% in equity securities issued by companies with a small market capitalization at the time of initial purchase
Inception Date:

February 3, 2003
Net Assets at
June 30, 2005:

$43,054,058
Top Ten Holdings (As of 6/30/2005)

Percentage of
Company	Total Net Assets

Regal-Beloit Corp.	2.42%
Equitable Resources, Inc.	2.27%
National Financial Partners Corp.	2.26%
The Sports Authority, Inc.	2.22%
Apollo Investment Corp.	2.14%
Esterline Technologies Corp.	2.12%
Ryland Group, Inc.	2.06%
McGrath Rentcorp	1.87%
AmerUs Group Co.	1.85%
Jackson Hewitt Tax Svc., Inc.	1.79%
Sector Weightings vs. Index (As of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	2/3/03	-1.05%	10.92%	—	—	21.15%
	(w/ sales charge)	2/3/03	-5.50%	5.93%	—	—	18.85%
Class B shares	(w/o sales charge)	2/3/03	-1.45%	9.98%	—	—	20.18%
	(w/ sales charge)	2/3/03	-4.41%	6.98%	—	—	19.54%
Class C shares	(w/o sales charge)	2/3/03	-1.45%	9.98%	—	—	20.18%
	(w/ sales charge)	2/3/03	-2.44%	8.98%	—	—	20.18%
Class K shares	(w/o sales charge)	2/3/03	-1.13%	10.70%	—	—	20.94%
	(w/ sales charge)	2/3/03	-2.12%	9.70%	—	—	20.94%
Russell 2000 Value Index			0.90%	14.39%	—	—	29.41%
							Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Small-cap investing entails special risks, as small-cap stocks have tended to be more volatile and to drop more in down markets than large-cap stocks. This may happen because small companies may be limited in terms of product lines, financial resources and management.

•	Please see the “About Your Annual Report” page for a description of the Russell 2000 Value Index.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian UBS Small Cap Value Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$988.80	$9.32	1.89%

Hypothetical (5% return before expenses)	$1,000	$1,015.42	$9.44	1.89%

Class B

Actual	$1,000	$985.50	$13.10	2.66%

Hypothetical (5% return before expenses)	$1,000	$1,011.60	$13.27	2.66%

Class C

Actual	$1,000	$985.50	$13.14	2.67%

Hypothetical (5% return before expenses)	$1,000	$1,011.55	$13.32	2.67%

Class K

Actual	$1,000	$988.00	$10.01	2.03%

Hypothetical (5% return before expenses)	$1,000	$1,014.73	$10.14	2.03%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Asset Allocation Fund	Semiannual Report To Shareholders

Jonathan C. Jankus, CFA
Co-Portfolio Manager

Stewart Johnson,
Co-Portfolio Manager
Objective:

Long-term total investment return consistent with moderate investment risk
Portfolio:

Generally purchases shares of The Guardian S&P 500 Index, The Guardian Park Avenue, The Guardian Investment Quality Bond and/or The Guardian Cash Management Funds. Also invests in individual securities and uses futures to manage allocations among the equity, debt and money market asset classes.
Inception Date:

February 16, 1993
Net Assets at
June 30, 2005:

$144,006,574
Portfolio Composition by Asset Class (As of 6/30/2005)

The Guardian Asset Allocation Fund, June 30, 2005	The Guardian Asset Allocation Fund, Dec. 31, 2004

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	2/16/93	-0.91%	5.68%	7.71%	-0.87%	8.07%	8.45%
	(w/ sales charge)	2/16/93	-5.37%	0.92%	6.07%	-1.78%	7.57%	8.05%
Class B shares	(w/o sales charge)	5/1/96	-1.23%	4.85%	6.80%	-1.71%	—	6.35%
	(w/ sales charge)	5/1/96	-4.19%	1.85%	6.21%	-1.91%	—	6.35%
Class C shares	(w/o sales charge)	8/7/00	-1.31%	4.66%	6.60%	—	—	-2.12%
	(w/ sales charge)	8/7/00	-2.30%	3.66%	6.60%	—	—	-2.12%
Class K shares	(w/o sales charge)	5/15/01	-0.93%	5.49%	7.40%	—	—	0.32%
	(w/ sales charge)	5/15/01	-1.92%	4.49%	7.40%	—	—	0.32%
Composite benchmark: 60% S&P 500 Index/ 40% Lehman Aggregate Bond Index			0.55%	6.62%	7.57%	1.80%	9.04%	9.31%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	The Composite benchmark total return data is comprised of 60% of the S&P 500 Index and 40% of the Lehman Aggregate Bond Index to reflect a 60/40 neutral weighting of the Fund. Please see the “About Your Annual Report” page for a description of the S&P 500 Index and the Lehman Aggregate Bond Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian Asset Allocation Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$990.90	$2.02	0.41%

Hypothetical (5% return before expenses)	$1,000	$1,022.76	$2.06	0.41%

Class B

Actual	$1,000	$987.70	$6.11	1.24%

Hypothetical (5% return before expenses)	$1,000	$1,018.65	$6.21	1.24%

Class C

Actual	$1,000	$986.90	$6.90	1.40%

Hypothetical (5% return before expenses)	$1,000	$1,017.85	$7.00	1.40%

Class K

Actual	$1,000	$990.70	$3.41	0.69%

Hypothetical (5% return before expenses)	$1,000	$1,021.37	$3.46	0.69%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian S&P 500 Index Fund	Semiannual Report To Shareholders

Jonathan C. Jankus, CFA
Co-Portfolio Manager

Stewart Johnson,
Co-Portfolio Manager
Objective:

Seeks to track the investment performance of the Standard and Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”) which emphasizes securities issued by large U.S. companies
Portfolio:

At least 95% of the Fund’s assets are invested in common stocks of companies included in the S&P 500 Index under normal circumstances
Inception Date:

August 7, 2000
Net Assets at
June 30, 2005:

$179,220,336
Top Ten Holdings (As of 6/30/2005)

Percentage of
Company	Total Net Assets

General Electric Co.	3.27%
Exxon Mobil Corp.	3.27%
Microsoft Corp.	2.30%
Citigroup, Inc.	2.08%
Pfizer, Inc.	1.82%
Johnson & Johnson	1.74%
Bank of America Corp.	1.60%
Wal-Mart Stores, Inc.	1.60%
Intel Corp.	1.45%
American Int’l. Group, Inc.	1.36%
Sector Weightings vs. Index (As of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	8/7/00	-1.02%	5.91%	7.71%	—	—	-3.17%
	(w/ sales charge)	8/7/00	-5.47%	1.14%	6.07%	—	—	-4.08%
Class B shares	(w/o sales charge)	8/7/00	-1.34%	5.02%	6.80%	—	—	-3.97%
	(w/ sales charge)	8/7/00	-4.30%	2.02%	6.21%	—	—	-4.17%
Class C shares	(w/o sales charge)	8/7/00	-1.34%	5.03%	6.76%	—	—	-3.99%
	(w/ sales charge)	8/7/00	-2.33%	4.03%	6.76%	—	—	-3.99%
Class K shares	(w/o sales charge)	5/15/01	-1.09%	5.45%	7.18%	—	—	-1.12%
	(w/ sales charge)	5/15/01	-2.08%	4.45%	7.18%	—	—	-1.12%
S&P 500 Index			-0.81%	6.32%	8.28%	—	—	-2.77%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.
•	Please see the “About Your Annual Report” page for a description of the S&P 500 Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian S&P 500 Index Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$989.80	$2.61	0.53%

Hypothetical (5% return before expenses)	$1,000	$1,022.17	$2.66	0.53%

Class B

Actual	$1,000	$986.60	$6.30	1.28%

Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.41	1.28%

Class C

Actual	$1,000	$986.60	$6.30	1.28%

Hypothetical (5% return before expenses)	$1,000	$1,018.45	$6.41	1.28%

Class K

Actual	$1,000	$989.10	$4.59	0.93%

Hypothetical (5% return before expenses)	$1,000	$1,020.18	$4.66	0.93%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Baillie Gifford International Growth Fund	Semiannual Report To Shareholders

R. Robin Menzies,
Portfolio Manager
Objective:

Long-term growth of capital
Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities of companies domiciled outside the United States
Inception Date:

February 16, 1993
Net Assets at
June 30, 2005:

$55,332,444
Top Ten Holdings (As of 6/30/2005)

		Percentage of
Company	Country	Total Net Assets

Total S.A.	France	3.17%
Vodafone Group	United Kingdom	3.11%
UBS AG	Switzerland	2.51%
Petroleo Brasileiro S.A.	Brazil	2.39%
Danske Bank AS	Denmark	2.32%
Japan Tobacco, Inc.	Japan	2.31%
BP PLC	United Kingdom	2.26%
SAP AG	Germany	2.24%
Essilor Int’l. S.A.	France	2.19%
Sanofi-Aventis	France	1.96%
Geographical Location vs. Index (As of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	2/16/93	-0.18%	13.81%	7.52%	-4.72%	5.02%	6.23%
	(w/sales charge)	2/16/93	-4.67%	8.69%	5.88%	-5.59%	4.54%	5.84%
Class B shares	(w/o sales charge)	5/1/96	-0.75%	12.44%	6.27%	-5.84%	—	2.22%
	(w/sales charge)	5/1/96	-3.73%	9.44%	5.68%	-6.03%	—	2.22%
Class C shares	(w/o sales charge)	8/7/00	-0.66%	12.59%	6.35%	—	—	-4.93%
	(w/sales charge)	8/7/00	-1.65%	11.59%	6.35%	—	—	-4.93%
Class K shares	(w/o sales charge)	5/15/01	-0.25%	13.58%	7.35%	—	—	0.16%
	(w/sales charge)	5/15/01	-1.25%	12.58%	7.35%	—	—	0.16%
MSCI EAFE Growth Index			-1.47%	11.73%	9.38%	-4.50%	2.91%	4.98%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility.
•	Please see the “About Your Annual Report” page for a description of the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Growth Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian Baillie Gifford International Growth Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$998.20	$9.17	1.85%

Hypothetical (5% return before expenses)	$1,000	$1,015.62	$9.25	1.85%

Class B

Actual	$1,000	$992.50	$14.87	3.01%

Hypothetical (5% return before expenses)	$1,000	$1,009.87	$15.00	3.01%

Class C

Actual	$1,000	$993.40	$13.89	2.81%

Hypothetical (5% return before expenses)	$1,000	$1,010.86	$14.01	2.81%

Class K

Actual	$1,000	$997.50	$10.05	2.03%

Hypothetical (5% return before expenses)	$1,000	$1,014.73	$10.14	2.03%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Baillie Gifford Emerging Markets Fund	Semiannual Report To Shareholders

Edward H. Hocknell,
Portfolio Manager
Objective:

Long-term capital appreciation
Portfolio:

At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets
Inception Date:

May 1, 1997
Net Assets at
June 30, 2005:

$119,322,699
Top Ten Holdings (As of 6/30/2005)

		Percentage of
Company	Country	Total Net Assets

Petroleo Brasileiro S.A.	Brazil	3.74%
Sasol Ltd.	South Africa	3.23%
Comp. Vale Do Rio Doce	Brazil	2.96%
Hon Hai Precision Inds. Co. Ltd.	Taiwan	2.93%
America Movil S.A. de C.V.	Mexico	2.86%
Itausa-Investimentos Itau S.A.	Brazil	2.66%
Reliance Inds. Ltd.	India	2.48%
Turkiye Garanti Bankasi A.S.	Turkey	2.31%
Standard Bank Group Ltd.	South Africa	2.22%
Samsung Corp.	South Korea	2.03%
Geographical Location vs. Index (As of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	5/1/97	8.14%	35.89%	22.38%	8.74%	—	6.59%
	(w/ sales charge)	5/1/97	3.27%	29.77%	20.52%	7.74%	—	5.99%
Class B shares	(w/o sales charge)	5/6/97	7.64%	34.56%	21.04%	7.43%	—	4.77%
	(w/ sales charge)	5/6/97	4.64%	31.56%	20.58%	7.28%	—	4.77%
Class C shares	(w/o sales charge)	8/7/00	7.70%	34.65%	21.13%	—	—	8.97%
	(w/ sales charge)	8/7/00	6.70%	33.65%	21.13%	—	—	8.97%
Class K shares	(w/o sales charge)	5/15/01	7.94%	35.48%	21.98%	—	—	17.26%
	(w/ sales charge)	5/15/01	6.94%	34.48%	21.98%	—	—	17.26%
MSCI EMF Index			6.26%	34.89%	24.42%	7.68%	—	3.71%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. International investing has special risks relating to changes in currency rates, foreign taxation, differences in auditing and other financial standards, political uncertainty and greater volatility. These risks are even greater when investing in emerging markets.
•	Please see the “About Your Annual Report” page for a description of the Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted.

■ The Guardian Baillie Gifford Emerging Markets Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,081.40	$9.19	1.78%

Hypothetical (5% return before expenses)	$1,000	$1,015.97	$8.90	1.78%

Class B

Actual	$1,000	$1,076.40	$14.11	2.74%

Hypothetical (5% return before expenses)	$1,000	$1,011.21	$13.66	2.74%

Class C

Actual	$1,000	$1,077.00	$13.90	2.70%

Hypothetical (5% return before expenses)	$1,000	$1,011.41	$13.47	2.70%

Class K

Actual	$1,000	$1,079.40	$10.93	2.12%

Hypothetical (5% return before expenses)	$1,000	$1,014.28	$10.59	2.12%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Investment Quality Bond Fund	Semiannual Report To Shareholders

Howard W. Chin,
Co-Portfolio Manager

Robert Crimmins,
Co-Portfolio Manager
Objective:

High level of current income and capital appreciation without undue risk to principal
Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies
Inception Date:

February 16, 1993
Net Assets at
June 30, 2005:

$140,064,078
Top Ten Holdings (As of 6/30/2005)

		Maturity	Percentage of
Company	Coupon	Date	Total Net Assets

FNMA (30 yr. TBA)	5.000%	N/A	4.80%
FHLMC	5.500%	12/1/2034	4.49%
U.S. Treasury Bonds	5.375%	2/15/2031	4.25%
FHLMC	5.500%	6/1/2035	4.20%
FNMA	3.030%	7/14/2005	3.62%
FHLMC	2.875%	5/15/2007	3.51%
U.S. Treasury Bonds	6.000%	2/15/2026	3.09%
FNMA	3.250%	1/15/2008	2.53%
FNMA	5.000%	6/1/2018	2.36%
FHLMC	5.500%	10/1/2034	2.00%
Sector Allocation (As of 6/30/2005 and 12/31/2004)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	2/16/93	2.49%	6.68%	5.60%	7.00%	6.22%	5.88%
	(w/ sales charge)	2/16/93	-2.12%	1.88%	3.99%	6.02%	5.73%	5.49%
Class B shares	(w/o sales charge)	8/7/00	2.11%	5.78%	4.78%	—	—	6.08%
	(w/ sales charge)	8/7/00	-0.89%	2.78%	4.17%	—	—	5.92%
Class C shares	(w/o sales charge)	8/7/00	2.11%	5.78%	4.78%	—	—	6.08%
	(w/ sales charge)	8/7/00	1.11%	4.78%	4.78%	—	—	6.08%
Class K shares	(w/o sales charge)	5/15/01	2.29%	6.26%	5.18%	—	—	5.84%
	(w/ sales charge)	5/15/01	1.29%	5.26%	5.18%	—	—	5.84%
Lehman Aggregate Bond Index			2.51%	6.80%	5.76%	7.40%	6.83%	6.74%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	Please see the “About Your Annual Report” page for a description of the Lehman Aggregate Bond Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Since June 1, 1994, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

■ The Guardian Investment Quality Bond Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,024.90	$4.27	0.85%

Hypothetical (5% return before expenses)	$1,000	$1,020.58	$4.26	0.85%

Class B

Actual	$1,000	$1,021.10	$8.02	1.60%

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	1.60%

Class C

Actual	$1,000	$1,021.00	$8.02	1.60%

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	1.60%

Class K

Actual	$1,000	$1,022.90	$6.27	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Low Duration Bond Fund	Semiannual Report To Shareholders

Howard W. Chin,
Co-Portfolio Manager

Robert Crimmins,
Co-Portfolio Manager
Objective:

Seeks a high level of current income, consistent with preservation of capital
Portfolio:

At least 80% in different kinds of investment grade bonds, such as corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government and its agencies
Inception Date:

July 30, 2003
Net Assets at
June 30, 2005:

$34,924,516
Top Ten Holdings (As of 6/30/2005)

		Maturity	Percentage of
Company	Coupon	Date	Total Net Assets

U.S. Treasury Notes	3.875%	5/15/2010	4.53%
U.S. Treasury Notes	2.625%	5/15/2008	2.73%
FNMA	3.875%	2/15/2010	2.63%
Chase Comm’l. Mtg. Secs. Corp.	6.390%	11/18/2030	1.90%
Mtg. Capital Funding, Inc.	6.337%	11/18/2031	1.73%
Chase Comm’l. Mtg. Secs. Corp.	7.370%	6/19/2029	1.72%
World Omni Auto Receivables Tr.	3.820%	11/12/2011	1.67%
Harley-Davidson Motorcycle Tr.	2.530%	11/15/2011	1.65%
Capital Auto Receivables Asset Tr	4.050%	7/15/2009	1.63%
FHLMC	3.150%	12/16/2008	1.63%
Sector Allocation (As of 6/30/2005 and 12/31/2004)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A Shares	(w/o sales charge)	7/30/03	0.85%	2.00%	—	—	—	1.67%
	(w/ sales charge)	7/30/03	-2.18%	-1.06%	—	—	—	0.13%
Class B Shares	(w/o sales charge)	7/30/03	0.47%	1.25%	—	—	—	0.91%
	(w/ sales charge)	7/30/03	-2.53%	-1.75%	—	—	—	-1.24%
Class C Shares	(w/o sales charge)	7/30/03	0.47%	1.25%	—	—	—	0.91%
	(w/ sales charge)	7/30/03	-0.53%	0.25%	—	—	—	0.91%
Class K Shares	(w/o sales charge)	7/30/03	0.65%	1.60%	—	—	—	1.27%
	(w/ sales charge)	7/30/03	-0.35%	0.60%	—	—	—	1.27%
Lehman U.S. Government 1-3 Year Bond Index			0.94%	2.07%	—	—	—	1.55%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.
•	Please see the “About Your Annual Report” page for a description of the Lehman U.S. Government 1-3 Year Bond Index.
•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 3.0%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Since inception, the investment adviser for the Fund has assumed certain operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

■ The Guardian Low Duration Bond Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,008.50	$3.98	0.80%

Hypothetical (5% return before expenses)	$1,000	$1,020,83	$4.01	0.80%

Class B

Actual	$1,000	$1,004.70	$7.70	1.55%

Hypothetical (5% return before expenses)	$1,000	$1,017.11	$7.75	1.55%

Class C

Actual	$1,000	$1,004.70	$7.70	1.55%

Hypothetical (5% return before expenses)	$1,000	$1,017.11	$7.75	1.55%

Class K

Actual	$1,000	$1,006.50	$5.97	1.20%

Hypothetical (5% return before expenses)	$1,000	$1,018.84	$6.01	1.20%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year). Since inception, the investment adviser for the Fund has assumed certain operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

■ The Guardian High Yield Bond Fund	Semiannual Report To Shareholders

Peter J. Liebst,
Portfolio Manager
Objective:

Seeks current income. Capital appreciation is a secondary objective.
Portfolio:

At least 80% is invested in corporate bonds and other debt securities that, at the time of purchase, are rated below investment grade or are unrated.
Inception Date:

September 1, 1998
Net Assets at
June 30, 2005:

$85,409,241
Top Ten Holdings (As of 6/30/2005)

		Maturity	Percentage of
Company	Coupon	Date	Total Net Assets

Mission Energy Hldg.	13.500%	7/15/2008	2.56%
Nextel Comm., Inc.	7.375%	8/1/2015	2.49%
J.C. Penney Co., Inc.	7.950%	4/1/2017	2.22%
Sierra Pacific Resources	8.625%	3/15/2014	2.07%
Williams Cos., Inc.	8.125%	3/15/2012	1.96%
Allegheny Energy Supply	7.800%	3/15/2011	1.90%
Teco Energy, Inc.	7.000%	5/1/2012	1.64%
Federative Republic of Brazil	9.250%	10/22/2010	1.51%
Charter Comm. Hldgs. II	10.250%	9/15/2010	1.51%
Equistar Chemicals LP	10.125%	9/1/2008	1.50%
Bond Quality (As of 6/30/2005 and 12/31/2004)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	9/1/98	1.17%	9.09%	10.59%	5.35%	—	5.14%
	(w/ sales charge)	9/1/98	-3.38%	4.18%	8.91%	4.38%	—	4.43%
Class B shares	(w/o sales charge)	9/1/98	0.93%	8.28%	9.77%	4.56%	—	4.22%
	(w/ sales charge)	9/1/98	-2.07%	5.28%	9.21%	4.39%	—	4.22%
Class C shares	(w/o sales charge)	8/7/00	0.93%	8.28%	9.82%	—	—	4.63%
	(w/ sales charge)	8/7/00	-0.07%	7.28%	9.82%	—	—	4.63%
Class K shares	(w/o sales charge)	5/15/01	0.97%	8.51%	10.15%	—	—	6.80%
	(w/ sales charge)	5/15/01	-0.03%	7.51%	10.15%	—	—	6.80%
Lehman Corporate High Yield Bond Index			1.11%	10.86%	14.51%	7.47%	—	6.04%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater. Investing in high yield bonds involves special risks because investments in lower rated and unrated debt securities are subject to greater loss of principal and interest than higher rated securities.

•	Please see the “About Your Annual Report” page for a description of the Lehman Corporate High Yield Index.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Since inception, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

■ The Guardian High Yield Bond Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,011.70	$4.24	0.85%

Hypothetical (5% return before expenses)	$1,000	$1,020.58	$4.26	0.85%

Class B

Actual	$1,000	$1,009.30	$7.97	1.60%

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	1.60%

Class C

Actual	$1,000	$1,008.00	$7.97	1.60%

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	1.60%

Class K

Actual	$1,000	$1,009.70	$6.23	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Tax-Exempt Fund	Semiannual Report To Shareholders

Alexander M. Grant, Jr.,
Portfolio Manager
Objective:

Seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital
Portfolio:

At least 80% in investment grade municipal debt obligations
Inception Date:

February 16, 1993
Net Assets at
June 30, 2005:

$97,465,384
Top Ten Holdings (As of 6/30/2005)

			Percentage of
Company	Coupon	Maturity Date	Total Net Assets

New Jersey St. Housing & Mtg. Fin. Agy. Rev. Ser. N	2.350%	10/1/2017	3.08%
St. Johns Cnty., FL Sales Tax Rev.	5.250%	10/1/2027	2.54%
Badger Tobacco Asset Securitization Corp.	5.750%	6/1/2011	2.32%
Tobacco Settlement Auth. WA Rev.	6.250%	6/1/2011	2.29%
California St. Pub. Wks. Brd. Dept. of Mental Hlth.	5.500%	6/1/2023	2.24%
Minnesota St. Muni. Power Agy. Electric	5.250%	10/1/2024	2.24%
North Carolina St. Univ. NC Raleigh Rev. General Ser. A	5.000%	10/1/2024	2.24%
California St. G.O.	5.250%	11/1/2027	2.22%
New York St. Dormitory Auth. Rev. Mental Hlth. Facs. Impt. B	5.000%	2/15/2030	2.19%
Tobacco Settlement Rev. Management	6.000%	5/15/2022	2.17%
Sector Allocation (As of 6/30/2005 and 12/31/2004)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception

Class A shares	(w/o sales charge)	2/16/93	3.84%	9.92%	6.33%	7.16%	6.22%	5.42%
	(w/ sales charge)	2/16/93	-0.83%	4.97%	4.71%	6.18%	5.73%	5.03%
Class C shares	(w/o sales charge)	8/7/00	3.46%	9.11%	5.53%	—	—	6.10%
	(w/ sales charge)	8/7/00	2.46%	8.11%	5.53%	—	—	6.10%
Lehman Brothers Municipal Bond Index			2.89%	8.24%	5.85%	6.88%	6.38%	6.25%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested. Investing in bond funds exposes you to the general risk of investing in the debt markets. Duration is a measure of bond price sensitivity to a given change in interest rates. Generally, the higher a bond’s duration, the greater its price sensitivity to a given change in interest rates. Bond funds are subject to interest rate risk. When interest rates rise, bond prices generally fall, and when interest rates fall, bond prices generally rise. Currently, interest rates are at historically low levels. Please keep in mind that in this kind of environment, the risk that bond prices may fall when interest rates rise is potentially greater.

•	Please see the “About Your Annual Report” page for a description of the Lehman Brothers Municipal Bond Index.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class A shares do not take into account the current maximum sales charge of 4.5%, except where noted. Total return figures for Class C shares do not take into account the contingent deferred sales charges applicable to such shares (maximum of 1%) except where noted. Since June 1, 1994, the investment adviser for the Fund has assumed certain ordinary operating expenses for the Fund. Without this assumption of expenses, returns would have been lower.

■ The Guardian Tax-Exempt Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,038.40	$4.30	0.85%

Hypothetical (5% return before expenses)	$1,000	$1,020.58	$4.26	0.85%

Class C

Actual	$1,000	$1,034.60	$8.07	1.60%

Hypothetical (5% return before expenses)	$1,000	$1,016.86	$8.00	1.60%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, and C shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■ The Guardian Cash Management Fund	Semiannual Report To Shareholders

Alexander M. Grant, Jr.,
Portfolio Manager
Objective:

Seeks as high a level of current income as is consistent with liquidity and preservation of capital
Portfolio:

Short-term money market investments
Inception Date:

November 3, 1982
Net Assets at
June 30, 2005:

$448,599,478
Portfolio Statistics (as of 6/30/2005)

Average Maturity (days):		32

Yields:
Effective 7 day Yield	With subsidy	2.35%
	Without subsidy	2.30%
Current 7 day Yield	With subsidy	2.32%
	Without subsidy	2.27%
Annualized historical yields for the 7-day periods ended June 30, 2005. Effective yield assumes reinvested income. Yields will vary. The yield figures cited represent yield for Class A shares.
Sector Allocation (as of 6/30/2005)

Average Annual Total Returns (For periods ended 6/30/2005)

		Inception		1	3	5	10	Since
		Date	YTD	Yr	Yrs	Yrs	Yrs	Inception
Class A shares	(w/o sales charge)	9/13/82	0.93%	1.38%	0.78%	1.81%	3.29%	4.96%
Class B shares	(w/o sales charge)	5/1/96	0.67%	1.11%	0.52%	1.36%	—	2.85%
	(w/ sales charge)	5/1/96	-2.33%	-1.89%	-0.14%	1.17%	—	2.85%
Class C shares	(w/o sales charge)	8/7/00	0.67%	1.11%	0.52%	—	—	1.26%
	(w/ sales charge)	8/7/00	-0.33%	0.11%	0.52%	—	—	1.26%
Class K shares	(w/o sales charge)	5/15/01	0.73%	1.12%	0.54%	—	—	0.77%
	(w/ sales charge)	5/15/01	0.73%	1.12%	0.54%	—	—	0.77%
Lehman Brothers 3 Month Treasury-Bill Index			1.28%	2.12%	1.53%	2.63%	4.01%	5.51%
								Since Class A shares inception

About information in this report:

•	All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

•	It is important to consider the Fund’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	Please see the “About Your Annual Report” page for a description of the Lehman Brothers 3-Month Treasury Bill Index.

•	Shares of The Guardian Cash Management Fund are not issued or guaranteed by the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Association (NCUA), the Federal Reserve Board or any other agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares. Total return figures for Class B, Class C and Class K shares do not take into account the contingent deferred sales charge applicable to such shares (maximum 3% for Class B shares and 1% for Class C and Class K shares), except where noted. Since June 1, 1994, the investment adviser for the Fund has assumed certain ordinary operating expenses of the Fund. Without these expense assumptions, the returns would have been lower.

■ The Guardian Cash Management Fund	Semiannual Report To Shareholders

Fund Expenses
By investing in the Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested on January 1, 2005 and held for six months ended June 30, 2005.
Actual Expenses
The first line provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid	Annualized
	January 1, 2005	June 30, 2005	During Period*	Expense Ratio

Class A

Actual	$1,000	$1,009.30	$4.23	0.85%

Hypothetical (5% return before expenses)	$1,000	$1,020.58	$4.26	0.85%

Class B

Actual	$1,000	$1,006.70	$6.82	1.37%

Hypothetical (5% return before expenses)	$1,000	$1,018.00	$6.85	1.37%

Class C

Actual	$1,000	$1,006.70	$6.77	1.36%

Hypothetical (5% return before expenses)	$1,000	$1,018.05	$6.80	1.36%

Class K

Actual	$1,000	$1,007.30	$6.22	1.25%

Hypothetical (5% return before expenses)	$1,000	$1,018.60	$6.26	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio for the Fund’s Class A, B, C and K shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the Fund’s most recent fiscal half-year).

■	The Guardian Park Avenue Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 99.0%

Shares		Value

Aerospace and Defense — 3.8%
75,100	Boeing Co.	$4,956,600
120,100	General Dynamics Corp.	13,155,754
256,300	Honeywell Int’l., Inc.	9,388,269
162,200	United Technologies Corp.	8,328,970

		35,829,593

Air Freight and Logistics — 0.5%
67,000	United Parcel Svc., Inc.	4,633,720

Beverages — 2.2%
201,700	Coca-Cola Co.	8,420,975
234,700	PepsiCo., Inc.	12,657,371

		21,078,346

Biotechnology — 1.2%
180,400	Amgen, Inc.*	10,906,984

Building Products — 0.6%
184,800	Masco Corp.	5,869,248

Capital Markets — 2.5%
40,900	Goldman Sachs Group, Inc.	4,172,618
72,900	Lehman Brothers Hldgs., Inc.	7,237,512
133,300	Merrill Lynch & Co., Inc.	7,332,833
96,000	Morgan Stanley	5,037,120

		23,780,083

Chemicals — 0.6%
88,200	PPG Inds., Inc.	5,535,432

Commercial Banks — 5.6%
617,500	Bank of America Corp.	28,164,175
187,100	Wachovia Corp.	9,280,160
242,700	Wells Fargo & Co.	14,945,466

		52,389,801

Commercial Services and Supplies — 1.3%
197,200	Cintas Corp.	7,611,920
184,700	Robert Half Int’l., Inc.	4,611,959

		12,223,879

Communications Equipment — 3.2%
830,300	Cisco Systems, Inc.*	15,867,033
129,500	Corning, Inc.*	2,152,290
414,700	Lucent Technologies, Inc.*	1,206,777
340,200	Motorola, Inc.	6,212,052
147,200	QUALCOMM, Inc.	4,859,072

		30,297,224

Computers and Peripherals — 3.6%
73,200	Apple Computer, Inc.*	2,694,492
218,200	Dell, Inc.*	8,621,082
336,300	EMC Corp.*	4,610,673
254,600	Hewlett Packard Co.	5,985,646
147,100	Int’l. Business Machines	10,914,820
309,600	Sun Microsystems, Inc.*	1,154,808

		33,981,521

Consumer Finance — 1.0%
118,000	Capital One Financial Corp.	9,441,180

Diversified Financial Services — 3.7%
556,766	Citigroup, Inc.	25,739,292
245,400	J.P. Morgan Chase & Co.	8,667,528

		34,406,820

Diversified Telecommunication Services — 3.9%
404,400	AT & T Corp.	7,699,776
172,100	BellSouth Corp.	4,572,697
423,100	SBC Comm., Inc.	10,048,625
407,800	Verizon Comm.	14,089,490

		36,410,588

Electric Utilities — 1.6%
156,600	Consolidated Edison, Inc.	7,335,144
62,900	Exelon Corp.	3,228,657
105,200	FPL Group, Inc.	4,424,712

		14,988,513

Electrical Equipment — 0.5%
98,100	Rockwell Automation, Inc.	4,778,451

Energy Equipment and Services — 1.8%
56,400	Schlumberger Ltd.	4,283,016
244,000	Transocean, Inc.*	13,168,680

		17,451,696

Food and Staples Retailing — 1.6%
144,000	Kroger Co.*	2,740,320
259,200	Wal-Mart Stores, Inc.	12,493,440

		15,233,760

Food Products — 1.7%
89,300	Bunge Ltd.	5,661,620
158,500	Dean Foods Co.*	5,585,540
142,300	McCormick & Co., Inc.	4,650,364

		15,897,524

Gas Utilities — 0.5%
205,900	NiSource, Inc.	5,091,907

Health Care Equipment and Supplies — 2.6%
240,800	Boston Scientific Corp.*	6,501,600
73,000	C.R. Bard, Inc.	4,855,230
50,590	Hospira, Inc.*	1,973,010
206,900	Medtronic, Inc.	10,715,351

		24,045,191

Health Care Providers and Services — 1.9%
151,200	McKesson Corp.	6,772,248
219,600	UnitedHealth Group	11,449,944

		18,222,192

Hotels, Restaurants and Leisure — 2.5%
130,600	Carnival Corp.	7,124,230
341,700	Hilton Hotels Corp.	8,149,545
175,100	Int’l. Game Technology	4,929,065
112,400	McDonald’s Corp.	3,119,100

		23,321,940

Household Durables — 1.0%
131,500	Centex Corp.	9,293,105

Household Products — 3.6%
198,700	Colgate-Palmolive Co.	9,917,117
446,400	Procter & Gamble Co.	23,547,600

		33,464,717

Industrial Conglomerates — 4.5%
71,700	3M Co.	5,183,910
852,300	General Electric Co.	29,532,195
257,100	Tyco Int’l. Ltd.	7,507,320

		42,223,425

See notes to financial statements.

■	The Guardian Park Avenue Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Information Technology Services — 0.6%
52,500	Automatic Data Processing, Inc.	$2,203,425
71,200	First Data Corp.	2,857,968
33,000	Paychex, Inc.	1,073,820

		6,135,213

Insurance — 3.3%
83,700	Ambac Financial Group, Inc.	5,838,912
226,400	American Int’l. Group, Inc.	13,153,840
339,300	Fidelity National Financial, Inc.	12,109,617

		31,102,369

Internet and Catalog Retail — 0.4%
106,700	eBay, Inc.*	3,522,167

Internet Software and Services — 0.6%
175,100	Yahoo! Inc.*	6,067,215

Machinery — 1.5%
75,000	Caterpillar, Inc.	7,148,250
105,000	Deere & Co.	6,876,450

		14,024,700

Media — 4.1%
332,300	Clear Channel Comm., Inc.*	10,278,039
426,600	Comcast Corp. – Class A*	13,096,620
224,800	Time Warner, Inc.*	3,756,408
359,400	Viacom, Inc.	11,507,988

		38,639,055

Metals and Mining — 0.8%
85,700	Phelps Dodge Corp.	7,927,250

Multiline Retail — 0.9%
163,900	J.C. Penney Co., Inc.	8,617,862

Multi–Utilities — 0.8%
101,700	Dominion Resources, Inc.	7,463,763

Office Electronics — 0.1%
89,100	Xerox Corp.*	1,228,689

Oil, Gas and Consumable Fuels — 5.7%
273,000	ChevronTexaco Corp.	15,266,160
201,200	Devon Energy Corp.	10,196,816
399,000	Exxon Mobil Corp.	22,930,530
70,700	Occidental Petroleum Corp.	5,438,951

		53,832,457

Personal Products — 0.8%
192,700	Estee Lauder Cos., Inc.	7,540,351

Pharmaceuticals — 7.5%
224,100	Abbott Laboratories	10,983,141
100,000	Eli Lilly & Co.	5,571,000
299,340	Johnson & Johnson	19,457,100
629,740	Pfizer, Inc.	17,368,229
268,900	Schering-Plough Corp.	5,125,234
270,600	Wyeth	12,041,700

		70,546,404

Road and Rail — 0.5%
97,900	Burlington Northern Santa Fe	4,609,132

Semiconductors and Semiconductor Equipment — 3.4%
34,600	Analog Devices, Inc.	1,290,926
148,900	Applied Materials, Inc.	2,409,202
742,600	Intel Corp.	19,352,156
28,400	Linear Technology Corp.	1,041,996
29,600	Maxim Integrated Products, Inc.	1,131,016
228,400	Texas Instruments, Inc.	6,411,188

		31,636,484

Software — 4.6%
60,000	Adobe Systems, Inc.	1,717,200
52,600	Computer Assocs. Int’l., Inc.	1,445,448
27,200	Electronic Arts, Inc.*	1,539,792
1,089,800	Microsoft Corp.	27,070,632
573,100	Oracle Corp.*	7,564,920
168,200	Symantec Corp.*	3,656,668

		42,994,660

Specialty Retail — 0.8%
130,200	Home Depot, Inc.	5,064,780
43,000	Lowe’s Cos., Inc.	2,503,460

		7,568,240

Textiles, Apparel and Luxury Goods — 0.5%
141,800	Coach, Inc.*	4,760,226

Thrifts and Mortgage Finance — 2.7%
241,500	Countrywide Financial Corp.	9,324,315
61,000	Federal Home Loan Mortgage Corp.	3,979,030
210,500	Federal National Mortgage Assn.	12,293,200

		25,596,545

Tobacco — 1.3%
190,700	Altria Group, Inc.	12,330,662

Wireless Telecommunication Services — 0.6%
257,000	American Tower Corp.*	5,402,140

	Total Common Stocks (Cost $830,436,103)	932,342,424

Repurchase Agreement — 1.5%

Principal
Amount		Value

$13,775,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $13,776,224 at 3.20%, due 7/1/2005 (1) (Cost $13,775,000)	$13,775,000

Total Investments — 100.5% (Cost $844,211,103)		946,117,424

Liabilities in Excess of Cash, Receivables and Other Assets — (0.5)%		(4,396,013)

Net Assets — 100%		$941,721,411

*	Non-income producing security.

(1)	The repurchase agreement is collateralized by $13,950,000 in U.S. Government Agency 4.50%, due 11/15/11, with a value of $14,054,625.

See notes to financial statements.

■	The Guardian UBS Large Cap Value Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 96.5%

Shares		Value

Aerospace and Defense — 3.2%
26,700	Lockheed Martin Corp.	$1,732,029
19,000	Northrop Grumman Corp.	1,049,750

		2,781,779

Air Freight and Logistics — 1.0%
10,500	FedEx Corp.	850,605

Auto Components — 1.3%
2,100	BorgWarner, Inc.	112,707
18,600	Johnson Controls, Inc.	1,047,738

		1,160,445

Biotechnology — 0.7%
16,200	Cephalon, Inc.*	644,922

Building Products — 1.8%
48,800	Masco Corp.	1,549,888

Capital Markets — 7.0%
62,700	Mellon Financial Corp.	1,798,863
61,800	Morgan Stanley	3,242,646
22,500	Northern Trust Corp.	1,025,775

		6,067,284

Commercial Banks — 9.0%
34,556	Bank of America Corp.	1,576,099
29,300	Fifth Third Bancorp	1,207,453
28,300	PNC Financial Svcs. Group	1,541,218
56,500	Wells Fargo & Co.	3,479,270

		7,804,040

Commercial Services and Supplies — 0.8%
32,700	Cendant Corp.	731,499

Computers and Peripherals — 1.3%
46,300	Hewlett Packard Co.	1,088,513

Construction Materials — 2.4%
29,400	Martin Marietta Materials, Inc.	2,032,128

Diversified Financial Services — 9.4%
100,900	Citigroup, Inc.	4,664,607
96,800	J.P. Morgan Chase & Co.	3,418,976

		8,083,583

Diversified Telecommunication Services — 1.9%
69,200	SBC Comm., Inc.	1,643,500

Electric Utilities — 7.6%
46,800	American Electric Power, Inc.	1,725,516
37,800	Exelon Corp.	1,940,274
40,900	FirstEnergy Corp.	1,967,699
37,300	Pepco Hldgs., Inc.	892,962

		6,526,451

Energy Equipment and Services — 0.6%
9,600	Baker Hughes, Inc.	491,136

Food and Staples Retailing — 4.6%
61,900	Albertson’s, Inc.	1,280,092
32,700	Costco Wholesale Corp.	1,465,614
63,100	Kroger Co.*	1,200,793

		3,946,499

Gas Utilities — 0.5%
18,100	NiSource, Inc.	447,613

Health Care Providers and Services — 4.3%
23,900	Medco Health Solutions, Inc.*	1,275,304
47,400	UnitedHealth Group	2,471,436

		3,746,740

Household Products — 1.0%
14,500	Kimberly-Clark Corp.	907,555

Insurance — 6.1%
22,900	AFLAC, Inc.	991,112
26,100	Allstate Corp.	1,559,475
21,100	American Int’l. Group, Inc.	1,225,910
19,500	Hartford Financial Svcs. Group, Inc.	1,458,210

		5,234,707

Internet and Catalog Retail — 1.1%
41,200	IAC/InterActiveCorp*	990,860

Machinery — 2.1%
22,400	Illinois Tool Works, Inc.	1,784,832

Media — 4.9%
15,100	Omnicom Group, Inc.	1,205,886
25,100	The DIRECTV Group, Inc.*	389,050
108,500	Time Warner, Inc.*	1,813,035
28,500	Univision Comm., Inc.*	785,175

		4,193,146

Multi–Utilities — 1.0%
20,100	Sempra Energy	830,331

Oil, Gas and Consumable Fuels — 7.9%
73,700	Exxon Mobil Corp.	4,235,539
49,100	Marathon Oil Corp.	2,620,467

		6,856,006

Pharmaceuticals — 4.8%
35,200	Bristol-Myers Squibb Corp.	879,296
23,400	Johnson & Johnson	1,521,000
38,500	Wyeth	1,713,250

		4,113,546

Road and Rail — 1.5%
27,300	Burlington Northern Santa Fe	1,285,284

Software — 1.8%
64,200	Microsoft Corp.	1,594,728

Specialty Retail — 0.7%
26,100	Office Depot, Inc.*	596,124

Thrifts and Mortgage Finance — 2.8%
37,500	Federal Home Loan Mortgage Corp.	2,446,125

Wireless Telecommunication Services — 3.4%
91,000	Nextel Comm., Inc.*	2,940,210

	Total Common Stocks (Cost $63,231,476)	83,370,079

Exchange-Traded Fund — 2.3%
17,100	S&P Depositary Receipts Trust Series 1 exp. 12/31/2099 (Cost $2,028,220)	$2,037,978

See notes to financial statements.

■	The Guardian UBS Large Cap Value Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Repurchase Agreement — 1.2%

Principal
Amount		Value

$1,022,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $1,022,091 at 3.20%, due 7/1/2005 (1) (Cost $1,022,000)	$1,022,000

Total Investments — 100.0% (Cost $66,281,696)		86,430,057

Liabilities in Excess of Cash, Receivables and Other Assets — (0.0)%		(27,250)

Net Assets — 100%		$86,402,807

*	Non-income producing security.

(1)	The repurchase agreement is collateralized by $1,055,000 in U.S. Government Agency 3.25%, due 2/15/09, with a value of $1,044,285.

See notes to financial statements.

■	The Guardian Park Avenue Small Cap Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 97.2%

Shares		Value

Aerospace and Defense — 3.3%
44,900	Aviall, Inc.*	$1,418,391
74,700	EDO Corp.	2,234,277
24,800	Engineered Support Systems, Inc.	888,584
34,000	Esterline Technologies Corp.*	1,362,720

		5,903,972

Air Freight and Logistics — 1.3%
32,400	UTi Worldwide, Inc.	2,255,688

Airlines — 1.2%
116,300	Skywest, Inc.	2,114,334

Auto Components — 0.9%
62,600	American Axle & Mfg. Hldgs., Inc.	1,581,902

Biotechnology — 4.0%
177,600	Immunicon Corp.*	900,432
109,300	Incyte Corp.*	781,495
105,700	Keryx Biopharmaceuticals, Inc.*	1,395,240
112,100	Nabi Biopharmaceuticals*	1,707,283
116,000	Protein Design Labs., Inc.*	2,344,360

		7,128,810

Capital Markets — 4.0%
63,200	Affiliated Managers Group, Inc.*	4,318,456
23,700	Investors Financial Svcs. Corp.	896,334
51,900	Nuveen Investments	1,952,478

		7,167,268

Chemicals — 3.2%
38,400	Albemarle Corp.	1,400,448
37,900	Georgia Gulf Corp.	1,176,795
53,200	Lubrizol Corp.	2,234,932
34,000	Westlake Chemical Corp.	833,000

		5,645,175

Commercial Banks — 3.9%
41,700	Boston Private Financial Hldgs., Inc.	1,050,840
74,100	East West Bancorp, Inc.	2,489,019
45,100	Westcorp	2,364,142
20,600	Wintrust Financial Corp.	1,078,410

		6,982,411

Commercial Services and Supplies — 6.8%
14,300	CRA Int’l., Inc.*	770,055
48,200	G & K Svcs., Inc.	1,818,586
130,500	Knoll, Inc.	2,232,855
106,400	Labor Ready, Inc.*	2,480,184
98,100	Resources Connection, Inc.*	2,278,863
50,100	Stericycle, Inc.*	2,521,032

		12,101,575

Communications Equipment — 2.6%
203,300	Arris Group, Inc.*	1,770,743
88,100	Polycom, Inc.*	1,313,571
143,300	Symmetricom, Inc.*	1,486,021

		4,570,335

Computers and Peripherals — 1.1%
65,100	PalmOne, Inc.*	1,938,027

Containers and Packaging — 0.6%
48,000	Packaging Corp. of America	1,010,400

Diversified Consumer Services — 1.5%
18,600	Bright Horizons Family Solutions, Inc.*	757,392
64,100	Educate, Inc.*	907,015
28,300	Universal Technical Institute, Inc.*	939,560

		2,603,967

Diversified Telecommunication Services — 2.7%
101,200	Iowa Telecom. Svcs., Inc.	1,897,500
72,600	New Skies Satellites Hldgs. Ltd.	1,441,110
102,500	Valor Comm. Group, Inc.	1,414,500

		4,753,110

Electric Utilities — 0.7%
52,500	Weststar Energy, Inc.	1,261,575

Electronic Equipment and Instruments — 3.0%
123,800	Benchmark Electronics, Inc.*	3,765,996
51,500	FLIR Systems, Inc.*	1,536,760

		5,302,756

Energy Equipment and Services — 3.1%
21,100	Atwood Oceanics, Inc.*	1,298,916
74,700	FMC Technologies, Inc.*	2,388,159
151,100	Key Energy Svcs., Inc.*	1,828,310

		5,515,385

Food and Staples Retailing — 1.1%
33,500	Performance Food Group Co.*	1,012,035
30,000	United Natural Foods, Inc.*	911,100

		1,923,135

Food Products — 1.4%
17,200	Flowers Foods, Inc.*	608,192
47,800	Hain Celestial Group, Inc.*	932,100
61,700	Lance, Inc.	1,061,857

		2,602,149

Gas Utilities — 1.6%
29,800	Energen Corp.	1,044,490
28,200	Piedmont Natural Gas Co., Inc.	677,364
41,600	UGI Corp.	1,160,640

		2,882,494

Health Care Equipment and Supplies — 3.9%
83,900	American Medical Systems Hldgs., Inc.*	1,732,535
31,300	DJ Orthopedics, Inc.*	858,559
73,750	Immucor, Inc.*	2,135,062
39,500	LifeCell Corp.*	624,495
153,600	OraSure Technologies, Inc.*	1,534,464

		6,885,115

Hotels, Restaurants and Leisure — 2.9%
82,000	Fairmont Hotels & Resorts, Inc.	2,856,060
31,200	Rare Hospitality Int’l., Inc.*	950,664
48,600	Shuffle Master, Inc.*	1,362,258

		5,168,982

Household Durables — 2.7%
45,800	Snap-On, Inc.	1,570,940
15,400	Standard Pacific Corp.	1,354,430
58,100	WCI Communities, Inc.*	1,860,943

		4,786,313

Information Technology Services — 1.6%
45,500	CACI Int’l., Inc.*	2,873,780

See notes to financial statements.

■	The Guardian Park Avenue Small Cap Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Insurance — 3.0%
60,600	Endurance Specialty Hldgs. Ltd.	$2,291,892
21,800	ProAssurance Corp.*	910,368
53,400	Stewart Information Svcs. Corp.	2,242,800

		5,445,060

Internet and Catalog Retail — 1.8%
158,900	Insight Enterprises, Inc.*	3,206,602

Machinery — 2.0%
46,000	Trinity Inds., Inc.	1,473,380
62,200	Watts Water Technologies, Inc.	2,083,078

		3,556,458

Media — 3.2%
31,900	Entercom Comm. Corp.*	1,061,951
179,400	Gray Television, Inc.	2,163,564
58,800	Lin TV Corp.*	816,732
81,100	Westwood One, Inc.	1,656,873

		5,699,120

Metals and Mining — 0.7%
64,200	Century Aluminum Co.*	1,309,680

Oil, Gas and Consumable Fuels — 1.7%
62,300	Bill Barrett Corp.*	1,842,834
33,500	Plains Exploration & Production Co.*	1,190,255
4	Tel Offshore Trust	42

		3,033,131

Personal Products — 0.6%
94,600	Playtex Products, Inc.*	1,017,896

Pharmaceuticals — 5.1%
60,400	Barrier Therapeutics, Inc.*	478,972
234,300	Discovery Laboratories, Inc.*	1,708,047
78,600	MGI Pharma, Inc.*	1,710,336
217,000	Pain Therapeutics, Inc.*	1,464,750
212,850	Salix Pharmaceuticals Ltd.*	3,758,931

		9,121,036

Real Estate — 5.6%
18,300	Alexandria Real Estate Equities	1,344,135
26,400	Federal Realty Investment Trust	1,557,600
47,000	Reckson Assocs. Realty Corp.	1,576,850
51,800	Redwood Trust, Inc.	2,672,880
107,800	Tanger Factory Outlet Centers, Inc.	2,903,054

		10,054,519

Road and Rail — 0.8%
76,300	Werner Enterprises, Inc.	1,498,532

Semiconductors and Semiconductor Equipment — 4.1%
57,700	Brooks Automation, Inc.*	856,845
124,900	Cypress Semiconductor Corp.*	1,572,491
105,400	Netlogic Microsystems, Inc.*	1,868,742
83,600	Varian Semiconductor Equipment Assoc., Inc.*	3,093,200

		7,391,278

Software — 5.7%
82,100	FactSet Research Systems, Inc.	2,942,464
321,800	Informatica Corp.*	2,699,902
125,400	Internet Security Systems, Inc.*	2,544,366
311,500	Parametric Technology Corp.*	1,987,370

		10,174,102

Specialty Retail — 2.0%
48,200	New York & Co., Inc.*	1,015,092
54,500	The Sports Authority, Inc.*	1,733,100
49,000	West Marine, Inc.*	884,940

		3,633,132

Thrifts and Mortgage Finance — 1.8%
46,500	BankAtlantic Bancorp, Inc.	881,175
139,400	Commercial Capital Bancorp, Inc.	2,329,374

		3,210,549

	Total Common Stocks (Cost $159,019,919)	173,309,753

Repurchase Agreement — 2.3%

Principal
Amount		Value

$4,196,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $4,196,373 at 3.20%, due 7/1/2005 (1) (Cost $4,196,000)	$4,196,000

Total Investments — 99.5% (Cost $163,215,919)		177,505,753

Cash, Receivables and Other Assets Less Liabilities — 0.5%		871,055

Net Assets — 100%		$178,376,808

*	Non-income producing security.

(1)	The repurchase agreement is collateralized by $4,250,000 in U.S. Government Agency 4.50%, due 11/15/11, with a value of $4,281,875.

See notes to financial statements.

■	The Guardian UBS Small Cap Value Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 97.2%

Shares		Value

Aerospace and Defense — 3.6%
22,800	Esterline Technologies Corp.*	$913,824
18,200	Triumph Group, Inc.*	632,632

		1,546,456

Airlines — 2.5%
53,100	AMR Corp.*	643,041
49,700	Pinnacle Airlines Corp.*	426,923

		1,069,964

Auto Components — 1.7%
29,500	American Axle & Mfg. Hldgs., Inc.	745,465

Biotechnology — 0.7%
24,600	Alkermes, Inc.*	325,212

Building Products — 1.3%
11,600	American Woodmark Corp.	348,116
13,200	Apogee Enterprises, Inc.	202,884

		551,000

Capital Markets — 4.9%
50,000	Apollo Investment Corp.	921,500
9,400	Lazard Ltd.*	218,550
24,900	National Financial Partners Corp.	974,586

		2,114,636

Chemicals — 0.9%
9,300	Lubrizol Corp.	390,693

Commercial Banks — 6.1%
20,400	Boston Private Financial Hldgs., Inc.	514,080
26,100	Colonial BancGroup, Inc.	575,766
14,100	Cullen/Frost Bankers, Inc.	671,865
9,200	South Financial Group, Inc.	261,464
11,100	Trustmark Corp.	324,786
8,400	Vineyard National Bancorp Co.	265,104

		2,613,065

Commercial Services and Supplies — 3.4%
28,700	Coinstar, Inc.*	651,203
34,000	McGrath Rentcorp	805,800

		1,457,003

Communications Equipment — 3.1%
23,000	Harris Corp.	717,830
17,300	Plantronics, Inc.	629,028

		1,346,858

Containers and Packaging — 0.9%
39,200	Caraustar Inds., Inc.*	411,600

Diversified Consumer Services — 1.8%
32,600	Jackson Hewitt Tax Svc., Inc.	770,664

Diversified Telecommunication Services — 0.4%
6,400	NeuStar, Inc.*	163,840

Electric Utilities — 2.1%
6,300	Allete, Inc.	314,370
21,800	Hawaiian Electric Inds., Inc.	584,458

		898,828

Electrical Equipment — 3.5%
35,800	Regal-Beloit Corp.	1,043,928
28,000	Ultralife Batteries, Inc.*	452,200

		1,496,128

Electronic Equipment and Instruments — 1.6%
32,000	Newport Corp.*	443,520
9,100	Park Electrochemical Corp.	229,320

		672,840

Energy Equipment and Services — 3.1%
19,200	Oceaneering Int’l., Inc.*	742,080
18,500	Offshore Logistics, Inc.*	607,540

		1,349,620

Food Products — 1.2%
27,000	Hain Celestial Group, Inc.*	526,500

Gas Utilities — 3.7%
15,800	AGL Resources, Inc.	610,670
14,400	Equitable Resources, Inc.	979,200

		1,589,870

Health Care Equipment and Supplies — 4.3%
52,100	Candela Corp.*	544,445
8,800	Cooper Cos., Inc.	535,568
7,200	Diagnostic Products Corp.	340,776
10,500	Mentor Corp.	435,540

		1,856,329

Health Care Providers and Services — 3.8%
10,300	LifePoint Hospitals, Inc.*	520,356
11,900	Molina Healthcare, Inc.*	526,694
40,800	Odyssey Healthcare, Inc.*	588,336

		1,635,386

Household Durables — 6.7%
17,900	Comstock Homebuilding Cos., Inc.*	433,538
23,400	Department 56, Inc.*	239,850
19,900	Lifetime Hoan Corp.	388,647
11,700	Ryland Group, Inc.	887,679
12,100	Snap-On, Inc.	415,030
16,000	The Yankee Candle Co., Inc.	513,600

		2,878,344

Information Technology Services — 1.2%
38,600	BearingPoint, Inc.*	282,938
24,200	SM&A*	217,074

		500,012

Insurance — 4.5%
16,600	AmerUs Group Co.	797,630
48,900	Seabright Insurance Hldgs.*	558,927
11,500	Selective Insurance Group, Inc.	569,825

		1,926,382

Internet Software and Services — 0.9%
26,700	iVillage, Inc.*	159,666
87,300	Tumbleweed Comm. Corp.*	226,980

		386,646

Leisure Equipment and Products — 1.1%
9,200	Polaris Industries, Inc.	496,800

Machinery — 3.7%
21,400	Gardner Denver, Inc.*	750,712
7,600	Harsco Corp.	414,580
12,400	Nordson Corp.	425,072

		1,590,364

See notes to financial statements.

■	The Guardian UBS Small Cap Value Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Media — 4.4%
18,900	ADVO, Inc.	$601,965
36,400	Radio One, Inc.*	464,828
25,300	Saga Comm., Inc.*	354,200
50,300	Sinclair Broadcast Group, Inc.	456,724

		1,877,717

Oil, Gas and Consumable Fuels — 1.8%
6,500	Cimarex Energy Co.*	252,915
36,000	NGP Capital Resources Co.	537,480

		790,395

Personal Products — 1.2%
22,400	Nu Skin Enterprises, Inc.	521,920

Pharmaceuticals — 1.4%
22,000	Connetics Corp.*	388,080
6,800	Medicis Pharmaceutical Corp.	215,764

		603,844

Real Estate — 5.2%
19,007	Government Pptys. Trust, Inc.	184,748
11,100	New Century Financial Corp.	571,095
13,300	Parkway Pptys., Inc.	665,133
3,600	SL Green Realty Corp.	232,200
20,600	Thornburg Mortgage, Inc.	600,078

		2,253,254

Road and Rail — 3.3%
18,950	Genesee & Wyoming, Inc.*	515,630
15,800	Landstar Systems, Inc.*	475,896
8,800	Yellow Roadway Corp.*	447,040

		1,438,566

Software — 1.2%
26,700	Mentor Graphics Corp.*	273,675
8,300	Reynolds & Reynolds Co.	224,349

		498,024

Specialty Retail — 3.7%
10,800	Linens ’n Things, Inc.*	255,528
31,700	Party City Corp.*	380,400
30,000	The Sports Authority, Inc.*	954,000

		1,589,928

Thrifts and Mortgage Finance — 2.3%
10,300	IndyMac Bancorp, Inc.	419,519
82,800	Ocwen Financial Corp.*	559,728

		979,247

	Total Common Stocks (Cost $34,771,243)	41,863,400

Exchange-Traded Fund — 0.5%
3,600	iShares Russell 2000 Value Index Fund (Cost $216,478)	$231,480

Repurchase Agreement — 3.0%

Principal
Amount		Value

$1,281,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $1,281,114 at 3.20%, due 7/1/2005 (1) (Cost $1,281,000)	$1,281,000

Total Investments — 100.7% (Cost $36,268,721)		43,375,880

Liabilities in Excess of Cash, Receivables and Other Assets — (0.7)%		(321,822)

Net Assets — 100%		$43,054,058

*	Non-income producing security.

(1)	The repurchase agreement is collateralized by $1,295,000 in U.S. Government Agency 3.875%, due 1/12/09, with a value of $1,308,908.

See notes to financial statements.

■	The Guardian Asset Allocation Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 9.5%

Shares		Value

Aerospace and Defense — 0.3%
1,444	Boeing Co.	$95,304
536	Honeywell Int’l., Inc.	19,634
1,046	Lockheed Martin Corp.	67,854
1,212	Northrop Grumman Corp.	66,963
1,924	Raytheon Co.	75,267
636	United Technologies Corp.	32,658

		357,680

Air Freight and Logistics — 0.1%
2,119	United Parcel Svc., Inc.	146,550

Airlines — 0.0%
2,503	Southwest Airlines Co.	34,867

Automobiles — 0.1%
5,835	Ford Motor Co.	59,750
338	General Motors Corp.	11,492
1,219	Harley-Davidson, Inc.	60,463

		131,705

Beverages — 0.2%
738	Anheuser-Busch Cos., Inc.	33,764
2,995	Coca-Cola Co.	125,041
1,667	PepsiCo., Inc.	89,901
2,305	The Pepsi Bottling Group, Inc.	65,946

		314,652

Biotechnology — 0.2%
2,242	Amgen, Inc.*	135,551
917	Biogen Idec, Inc.*	31,591
1,035	Chiron Corp.*	36,111
1,726	MedImmune, Inc.*	46,119

		249,372

Building Products — 0.0%
508	Masco Corp.	16,134

Capital Markets — 0.3%
2,547	Bank of New York, Inc.	73,303
2,148	Charles Schwab Corp.	24,229
1,000	Goldman Sachs Group, Inc.	102,020
980	Lehman Brothers Hldgs., Inc.	97,294
2,356	Mellon Financial Corp.	67,594
410	Merrill Lynch & Co., Inc.	22,554
1,052	Morgan Stanley	55,199
57	State Street Corp.	2,750

		444,943

Chemicals — 0.2%
567	Dow Chemical Co.	25,249
1,635	E.I. Du Pont de Nemours & Co.	70,321
1,085	Monsanto Co.	68,214
1,174	PPG Inds., Inc.	73,680
1,770	Rohm & Haas Co.	82,022

		319,486

Commercial Banks — 0.6%
5,894	Bank of America Corp.	268,825
1,872	BB&T Corp.	74,824
617	Fifth Third Bancorp	25,427
1,410	KeyCorp	46,742
3,312	U.S. Bancorp	96,710
3,292	Wachovia Corp.	163,283
2,350	Wells Fargo & Co.	144,713

		820,524

Commercial Services and Supplies — 0.1%
5,396	Cendant Corp.	120,708
1,807	Cintas Corp.	69,750
269	PHH Corp.*	6,919
479	Waste Management, Inc.	13,575

		210,952

Communications Equipment — 0.3%
8,225	Cisco Systems, Inc.*	157,180
6,482	Corning, Inc.*	107,731
2,075	Motorola, Inc.	37,889
2,868	QUALCOMM, Inc.	94,673

		397,473

Computers and Peripherals — 0.3%
3,076	Dell, Inc.*	121,533
5,386	EMC Corp.*	73,842
2,615	Hewlett Packard Co.	61,478
1,866	Int’l. Business Machines	138,457
12,916	Sun Microsystems, Inc.*	48,177

		443,487

Consumer Finance — 0.1%
1,972	American Express Co.	104,970
146	Capital One Financial Corp.	11,681
1,450	MBNA Corp.	37,932
865	SLM Corp.	43,942

		198,525

Distributors — 0.0%
867	Genuine Parts Co.	35,625

Diversified Financial Services — 0.2%
5,073	Citigroup, Inc.	234,525
2,266	J.P. Morgan Chase & Co.	80,035

		314,560

Diversified Telecommunication Services — 0.2%
364	ALLTEL Corp.	22,670
1,989	AT & T Corp.	37,871
2,478	BellSouth Corp.	65,840
2,390	SBC Comm., Inc.	56,762
1,710	Sprint Corp.	42,904
2,971	Verizon Comm.	102,648

		328,695

Electric Utilities — 0.2%
705	Entergy Corp.	53,263
1,050	Exelon Corp.	53,896
728	FPL Group, Inc.	30,620
1,395	Progress Energy, Inc.	63,110
2,650	Southern Co.	91,875

		292,764

Electrical Equipment — 0.0%
424	Cooper Inds. Ltd.	27,094

Electronic Equipment and Instruments — 0.0%
4,723	Solectron Corp.*	17,900

Energy Equipment and Services — 0.1%
705	Baker Hughes, Inc.	36,068
1,681	Schlumberger Ltd.	127,655

		163,723

See notes to financial statements.

■	The Guardian Asset Allocation Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Food and Staples Retailing — 0.2%
840	Albertson’s, Inc.	$17,371
2,040	CVS Corp.	59,303
2,409	Kroger Co.*	45,843
1,099	Safeway, Inc.	24,827
3,795	Wal-Mart Stores, Inc.	182,919

		330,263

Food Products — 0.2%
2,194	Archer-Daniels-Midland Co.	46,908
321	Campbell Soup Co.	9,877
162	ConAgra Foods, Inc.	3,752
928	General Mills, Inc.	43,421
224	H.J. Heinz Co.	7,934
234	Hershey Foods Corp.	14,532
512	Kellogg Co.	22,753
1,269	W.M. Wrigley Jr. Co.	87,358

		236,535

Health Care Equipment and Supplies — 0.3%
328	Baxter Int’l., Inc.	12,169
622	Becton Dickinson & Co., Inc.	32,637
632	Boston Scientific Corp.*	17,064
272	C.R. Bard, Inc.	18,091
616	Guidant Corp.	41,457
1,756	Medtronic, Inc.	90,943
784	St. Jude Medical, Inc.*	34,190
1,188	Stryker Corp.	56,501
884	Zimmer Hldgs., Inc.*	67,334

		370,386

Health Care Providers and Services — 0.3%
998	AmerisourceBergen Corp.	69,012
746	Cigna Corp.	79,844
306	HCA, Inc.	17,341
3,629	Health Management Assoc., Inc.	95,007
1,178	McKesson Corp.	52,763
1,512	Tenet Healthcare Corp.*	18,507
858	WellPoint, Inc.*	59,751

		392,225

Hotels, Restaurants and Leisure — 0.1%
890	Carnival Corp.	48,550
2,751	McDonald’s Corp.	76,340
943	Starbucks Corp.*	48,715

		173,605

Household Products — 0.2%
614	Clorox Co.	34,212
755	Kimberly-Clark Corp.	47,255
2,920	Procter & Gamble Co.	154,030

		235,497

Independent Power Producers and Energy Traders — 0.1%
3,468	AES Corp.*	56,806
2,204	Duke Energy Corp.	65,525
392	TXU Corp.	32,571

		154,902

Industrial Conglomerates — 0.4%
936	3M Co.	67,673
13,703	General Electric Co.	474,809
3,024	Tyco Int’l. Ltd.	88,301

		630,783

Information Technology Services — 0.2%
2,142	Automatic Data Processing, Inc.	89,900
2,525	Electronic Data Systems Corp.	48,606
1,116	First Data Corp.	44,796
957	Paychex, Inc.	31,141
1,608	Sabre Hldgs. Corp.	32,080

		246,523

Insurance — 0.5%
2,353	AFLAC, Inc.	101,838
2,008	Allstate Corp.	119,978
3,215	American Int’l. Group, Inc.	186,791
481	Chubb Corp.	41,178
186	Loews Corp.	14,415
2,164	Marsh & McLennan Cos., Inc.	59,943
884	MetLife, Inc.	39,727
553	Progressive Corp.	54,642
687	St. Paul Travelers Cos., Inc.	27,157

		645,669

Internet Software and Services — 0.0%
1,884	Yahoo! Inc.*	65,281

Leisure Equipment and Products — 0.1%
1,149	Eastman Kodak Co.	30,851
3,448	Mattel, Inc.	63,098

		93,949

Machinery — 0.1%
726	Caterpillar, Inc.	69,195
391	Deere & Co.	25,607

		94,802

Media — 0.3%
2,046	Clear Channel Comm., Inc.	63,283
3,217	Comcast Corp. — Class A*	98,762
629	Gannett Co., Inc.	44,741
1,395	New York Times Co.	43,454
6,512	Time Warner, Inc.*	108,815
77	Tribune Co.	2,709
1,149	Viacom, Inc.	36,791
3,067	Walt Disney Co.	77,227

		475,782

Metals and Mining — 0.0%
2,364	Alcoa, Inc.	61,771

Multiline Retail — 0.1%
1,602	Kohl’s Corp.*	89,568
481	Target Corp.	26,171

		115,739

Multi–Utilities — 0.0%
482	Public Svc. Enterprise Group, Inc.	29,315

Oil, Gas and Consumable Fuels — 0.7%
506	Anadarko Petroleum Corp.	41,568
294	Burlington Resources, Inc.	16,241
3,274	ChevronTexaco Corp.	183,082
2,466	ConocoPhillips	141,770
3,136	El Paso Corp.	36,127
8,498	Exxon Mobil Corp.	488,380
971	Unocal Corp.	63,163

		970,331

Paper and Forest Products — 0.0%
452	Georgia-Pacific Corp.	14,374

See notes to financial statements.

■	The Guardian Asset Allocation Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Personal Products — 0.1%
1,052	Avon Products, Inc.	$39,818
1,484	Gillette Co.	75,135

		114,953

Pharmaceuticals — 0.6%
216	Allergan, Inc.	18,412
3,462	Bristol-Myers Squibb Corp.	86,481
1,549	Eli Lilly & Co.	86,295
4,072	Johnson & Johnson	264,680
1,779	King Pharmaceuticals, Inc.*	18,537
9,615	Pfizer, Inc.	265,182
3,875	Schering-Plough Corp.	73,857

		813,444

Real Estate — 0.1%
483	Plum Creek Timber Co., Inc.	17,533
872	Simon Ppty. Group, Inc.	63,211

		80,744

Road and Rail — 0.1%
852	Burlington Northern Santa Fe	40,112
574	Union Pacific Corp.	37,195

		77,307

Semiconductors and Semiconductor Equipment — 0.5%
2,923	Altera Corp.*	57,934
754	Analog Devices, Inc.	28,132
4,648	Applied Materials, Inc.	75,205
1,688	Broadcom Corp.*	59,941
670	Freescale Semiconductor, Inc.*	14,190
7,330	Intel Corp.	191,020
1,448	KLA-Tencor Corp.	63,277
549	Linear Technology Corp.	20,143
794	Maxim Integrated Products, Inc.	30,339
3,302	Micron Technology, Inc.*	33,713
1,503	Texas Instruments, Inc.	42,189
2,346	Xilinx, Inc.	59,823

		675,906

Software — 0.3%
1,404	Adobe Systems, Inc.	40,182
490	Computer Assocs. Int’l., Inc.	13,465
13,145	Microsoft Corp.	326,522
2,830	Siebel Systems, Inc.	25,187
2,739	VERITAS Software Corp.*	66,832

		472,188

Specialty Retail — 0.2%
1,416	Bed, Bath & Beyond, Inc.*	59,161
430	Best Buy Co., Inc.	29,477
3,143	Home Depot, Inc.	122,263
1,015	Lowe’s Cos., Inc.	59,093
648	Staples, Inc.	13,815
1,947	The Gap, Inc.	38,453

		322,262

Textiles, Apparel and Luxury Goods — 0.0%
455	NIKE, Inc.	39,403

Thrifts and Mortgage Finance — 0.1%
1,850	Federal National Mortgage Assn.	108,040
2,445	Washington Mutual, Inc.	99,487

		207,527

Tobacco — 0.2%
2,916	Altria Group, Inc.	188,548
509	UST, Inc.	23,241

		211,789

	Total Common Stocks (Cost $14,290,582)	13,619,966

Mutual Fund — 87.1%

Equity — 87.1%
15,351,801	The Guardian S&P 500 Index Fund, Class A (1)† (Cost $132,857,668)	$125,424,216

U.S. Government Securities — 0.5%

Principal
Amount		Value

	U.S. Treasury Bills
$35,000	2.708%, 7/14/2005 (2)	$34,966
325,000	2.823%, 7/21/2005 (2)	324,490
50,000	2.882%, 8/4/2005 (2)	49,864
325,000	2.946%, 9/8/2005 (2)	323,165

	Total U.S. Government Securities (Cost $732,485)	732,485

Repurchase Agreement — 3.1%
$4,460,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $4,460,396 at 3.20%, due 7/1/2005 (3) (Cost $4,460,000)	$4,460,000

Total Investments — 100.2% (Cost $152,340,735)		144,236,667

Liabilities in Excess of Cash, Receivables and Other Assets — (0.2)%		(230,093)

Net Assets — 100%		$144,006,574

*	Non-income producing security.

†	The Guardian S&P 500 Index Fund financials are included herein.

(1)	Majority-owned subsidiary.

(2)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.

(3)	The repurchase agreement is collateralized by $4,530,000 in U.S. Government Agency 5.40%, due 6/30/05, with a value of $4,552,650.

Sold Futures Contracts

			Unrealized
Contracts	Description	Expiration	Appreciation

29	S&P 500 Index	9/2005	$76,143

See notes to financial statements.

■	The Guardian S&P 500 Index Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 97.1%
Shares		Value

Aerospace and Defense — 2.1%
12,788	Boeing Co.	$844,008
3,125	General Dynamics Corp.	342,313
2,343	Goodrich Corp.	95,969
13,224	Honeywell Int’l., Inc.	484,395
1,600	L-3 Comm. Hldgs., Inc.	122,528
6,804	Lockheed Martin Corp.	441,375
5,740	Northrop Grumman Corp.	317,135
6,629	Raytheon Co.	259,326
2,645	Rockwell Collins, Inc.	126,114
15,510	United Technologies Corp.	796,439

		3,829,602

Air Freight and Logistics — 0.9%
4,550	FedEx Corp.	368,596
810	Ryder Systems, Inc.	29,646
17,015	United Parcel Svc., Inc.	1,176,757

		1,574,999

Airlines — 0.1%
1,785	Delta Airlines, Inc.*	6,711
12,232	Southwest Airlines Co.	170,392

		177,103

Auto Components — 0.2%
945	Cooper Tire & Rubber Co.	17,549
2,085	Dana Corp.	31,296
8,041	Delphi Corp.	37,391
4,365	Goodyear Tire & Rubber Co.*	65,038
2,858	Johnson Controls, Inc.	160,991
1,852	Visteon Corp.	11,167

		323,432

Automobiles — 0.5%
33,159	Ford Motor Co.	339,548
8,879	General Motors Corp.	301,886
4,838	Harley-Davidson, Inc.	239,965

		881,399

Beverages — 2.3%
11,891	Anheuser-Busch Cos., Inc.	544,013
1,990	Brown-Forman Corp.	120,315
37,132	Coca-Cola Co.	1,550,261
7,664	Coca-Cola Enterprises, Inc.	168,685
2,125	Molson Coors Brewing Co.	131,750
25,965	PepsiCo., Inc.	1,400,293
4,359	The Pepsi Bottling Group, Inc.	124,711

		4,040,028

Biotechnology — 1.2%
19,558	Amgen, Inc.*	1,182,477
3,019	Applera Corp.-Applied Biosystems Group	59,384
5,022	Biogen Idec, Inc.*	173,008
2,723	Chiron Corp.*	95,005
5,079	Genzyme Corp.*	305,197
6,600	Gilead Sciences, Inc.*	290,334
3,661	MedImmune, Inc.*	97,822

		2,203,227

Building Products — 0.2%
3,186	American Standard Cos., Inc.	133,557
7,483	Masco Corp.	237,660

		371,217

Capital Markets — 2.7%
11,877	Bank of New York, Inc.	341,820
1,689	Bear Stearns Cos., Inc.	175,555
19,889	Charles Schwab Corp.	224,348
5,500	E*TRADE Financial Corp.*	76,945
1,600	Federated Investors, Inc.	48,016
3,801	Franklin Resources, Inc.	292,601
8,166	Goldman Sachs Group, Inc.	833,095
3,184	Janus Capital Group, Inc.	47,887
4,199	Lehman Brothers Hldgs., Inc.	416,877
6,309	Mellon Financial Corp.	181,005
15,654	Merrill Lynch & Co., Inc.	861,127
16,508	Morgan Stanley	866,175
3,195	Northern Trust Corp.	145,660
5,114	State Street Corp.	246,750
1,728	T. Rowe Price Group, Inc.	108,173

		4,866,034

Chemicals — 1.6%
3,281	Air Products & Chemicals, Inc.	197,844
15,665	Dow Chemical Co.	697,562
16,409	E.I. Du Pont de Nemours & Co.	705,751
1,083	Eastman Chemical Co.	59,727
4,653	Ecolab, Inc.	150,571
1,823	Engelhard Corp.	52,047
685	Great Lakes Chemical Corp.	21,557
1,497	Hercules, Inc.*	21,183
1,377	Int’l. Flavors & Fragrances, Inc.	49,875
4,436	Monsanto Co.	278,891
2,774	PPG Inds., Inc.	174,096
5,132	Praxair, Inc.	239,151
3,834	Rohm & Haas Co.	177,668
1,093	Sigma-Aldrich	61,252

		2,887,175

Commercial Banks — 5.7%
5,373	AmSouth Bancorporation	139,698
62,976	Bank of America Corp.	2,872,335
8,563	BB&T Corp.	342,263
2,548	Comerica, Inc.	147,274
1,900	Compass Bancshares, Inc.	85,500
9,346	Fifth Third Bancorp	385,149
1,845	First Horizon Nat’l. Corp.	77,859
3,600	Huntington Bancshares, Inc.	86,904
6,165	KeyCorp	204,370
1,800	M & T Bank Corp.	189,288
3,714	Marshall & Ilsley Corp.	165,087
11,065	National City Corp.	377,538
7,607	North Fork Bancorporation, Inc.	213,681
4,177	PNC Financial Svcs. Group	227,480
7,283	Regions Financial Corp.	246,748
5,676	SunTrust Banks, Inc.	410,034
4,926	Synovus Financial Corp.	141,228
30,104	U.S. Bancorp	879,037
26,414	Wachovia Corp.	1,310,134
25,987	Wells Fargo & Co.	1,600,280
1,438	Zions Bancorporation	105,736

		10,207,623

See notes to financial statements.

■	The Guardian S&P 500 Index Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Commercial Services and Supplies — 0.7%
4,995	Allied Waste Inds., Inc.*	$39,610
1,581	Avery Dennison Corp.	83,730
15,262	Cendant Corp.	341,411
2,425	Cintas Corp.	93,605
2,052	Equifax, Inc.	73,277
1,707	Monster Worldwide, Inc.*	48,957
3,634	Pitney Bowes, Inc.	158,261
4,423	R.R. Donnelley & Sons Co.	152,638
2,547	Robert Half Int’l., Inc.	63,598
8,974	Waste Management, Inc.	254,323

		1,309,410

Communications Equipment — 2.5%
1,590	ADC Telecomm., Inc.*	34,614
2,400	Andrew Corp.*	30,624
6,102	Avaya, Inc.*	50,769
10,503	CIENA Corp.*	21,951
103,242	Cisco Systems, Inc.*	1,972,955
2,380	Comverse Technology, Inc.*	56,287
20,197	Corning, Inc.*	335,674
18,734	JDS Uniphase Corp.*	28,476
67,556	Lucent Technologies, Inc.*	196,588
43,325	Motorola, Inc.	791,114
25,104	QUALCOMM, Inc.	828,683
2,311	Scientific Atlanta, Inc.	76,887
5,897	Tellabs, Inc.*	51,304

		4,475,926

Computers and Peripherals — 3.5%
12,969	Apple Computer, Inc.*	477,389
38,726	Dell, Inc.*	1,530,064
36,868	EMC Corp.*	505,460
4,621	Gateway, Inc.*	15,249
46,798	Hewlett Packard Co.	1,100,221
26,281	Int’l. Business Machines	1,950,050
1,823	Lexmark Int’l. Group, Inc.*	118,185
2,758	NCR Corp.*	96,861
5,702	Network Appliance, Inc.*	161,196
1,349	QLogic Corp.*	41,644
54,932	Sun Microsystems, Inc.*	204,896

		6,201,215

Construction and Engineering — 0.0%
1,050	Fluor Corp.	60,469

Construction Materials — 0.0%
1,439	Vulcan Materials Co.	93,521

Consumer Finance — 1.3%
19,651	American Express Co.	1,046,023
3,450	Capital One Financial Corp.	276,034
19,217	MBNA Corp.	502,717
4,111	Providian Financial Corp.*	72,477
7,101	SLM Corp.	360,731

		2,257,982

Containers and Packaging — 0.2%
1,626	Ball Corp.	58,471
1,504	Bemis Co., Inc.	39,916
2,261	Pactiv Corp.*	48,793
2,781	Sealed Air Corp.*	138,466
1,394	Temple-Inland, Inc.	51,787

		337,433

Distributors — 0.1%
2,486	Genuine Parts Co.	102,150

Diversified Consumer Services — 0.2%
2,845	Apollo Group, Inc.*	222,536
2,604	H & R Block, Inc.	151,943

		374,479

Diversified Financial Services — 3.5%
3,200	CIT Group, Inc.	137,504
80,462	Citigroup, Inc.	3,719,758
57,653	J.P. Morgan Chase & Co.	2,036,304
4,718	Moody’s Corp.	212,121
5,116	Principal Financial Group, Inc.	214,361

		6,320,048

Diversified Telecommunication Services — 2.7%
4,514	ALLTEL Corp.	281,132
12,198	AT & T Corp.	232,250
28,012	BellSouth Corp.	744,279
1,992	CenturyTel, Inc.	68,983
6,319	Citizens Comm. Co.	84,927
30,623	Qwest Comm. Int’l., Inc.*	113,611
51,460	SBC Comm., Inc.	1,222,175
24,164	Sprint Corp.	606,275
44,585	Verizon Comm.	1,540,412

		4,894,044

Electric Utilities — 2.0%
1,753	Allegheny Energy, Inc.*	44,211
2,471	Ameren Corp.	136,646
6,284	American Electric Power, Inc.	231,691
4,248	CenterPoint Energy, Inc.	56,116
2,886	CiNergy Corp.	129,350
3,075	Consolidated Edison, Inc.	144,033
2,578	DTE Energy Co.	120,573
4,648	Edison Int’l.	188,476
3,618	Entergy Corp.	273,340
11,404	Exelon Corp.	585,367
5,049	FirstEnergy Corp.	242,907
5,814	FPL Group, Inc.	244,537
6,344	PG&E Corp.	238,154
1,212	Pinnacle West Capital Corp.	53,873
2,692	PPL Corp.	159,851
4,069	Progress Energy, Inc.	184,082
12,246	Southern Co.	424,569
2,624	TECO Energy, Inc.	49,620
6,601	Xcel Energy, Inc.	128,852

		3,636,248

Electrical Equipment — 0.4%
2,786	American Power Conversion Corp.	65,722
1,359	Cooper Inds. Ltd.	86,840
6,564	Emerson Electric Co.	411,103
2,645	Rockwell Automation, Inc.	128,838

		692,503

Electronic Equipment and Instruments — 0.3%
7,382	Agilent Technologies, Inc.*	169,933
2,726	Jabil Circuit, Inc.*	83,770
2,802	Molex, Inc.	72,964
7,816	Sanmina-SCI Corp.*	42,753
12,349	Solectron Corp.*	46,803
3,132	Symbol Technologies, Inc.	30,913
1,336	Tektronix, Inc.	31,089

		478,225

See notes to financial statements.

■	The Guardian S&P 500 Index Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Energy Equipment and Services — 1.2%
2,317	B.J. Svcs. Co.	$121,596
5,564	Baker Hughes, Inc.	284,654
8,090	Halliburton Co.	386,864
2,092	Nabors Inds., Inc.*	126,817
2,600	National-Oilwell Varco, Inc.*	123,604
2,008	Noble Corp.	123,512
1,317	Rowan Cos., Inc.	39,128
9,003	Schlumberger Ltd.	683,688
5,572	Transocean, Inc.*	300,721

		2,190,584

Food and Staples Retailing — 2.9%
5,902	Albertson’s, Inc.	122,053
7,059	Costco Wholesale Corp.	316,384
12,602	CVS Corp.	366,340
11,800	Kroger Co.*	224,554
7,230	Safeway, Inc.	163,326
1,885	Supervalu, Inc.	61,470
9,731	Sysco Corp.	352,165
59,552	Wal-Mart Stores, Inc.	2,870,407
15,872	Walgreen Co.	729,953

		5,206,652

Food Products — 1.2%
9,568	Archer-Daniels-Midland Co.	204,564
6,069	Campbell Soup Co.	186,743
8,628	ConAgra Foods, Inc.	199,825
5,846	General Mills, Inc.	273,534
5,823	H.J. Heinz Co.	206,251
3,920	Hershey Foods Corp.	243,432
6,444	Kellogg Co.	286,371
1,968	McCormick & Co., Inc.	64,314
12,269	Sara Lee Corp.	243,049
3,730	W.M. Wrigley Jr. Co.	256,773

		2,164,856

Gas Utilities — 0.2%
4,116	KeySpan Corp.	167,521
674	NICOR, Inc.	27,749
4,276	NiSource, Inc.	105,746
527	Peoples Energy Corp.	22,903

		323,919

Health Care Equipment and Supplies — 2.2%
755	Bausch & Lomb, Inc.	62,665
9,370	Baxter Int’l., Inc.	347,627
3,689	Becton Dickinson & Co., Inc.	193,562
3,846	Biomet, Inc.	133,225
13,482	Boston Scientific Corp.*	364,014
1,442	C.R. Bard, Inc.	95,907
1,700	Fisher Scientific Int’l., Inc.*	110,330
5,722	Guidant Corp.	385,091
2,380	Hospira, Inc.*	92,820
20,480	Medtronic, Inc.	1,060,659
653	Millipore Corp.*	37,045
2,010	PerkinElmer, Inc.	37,989
5,634	St. Jude Medical, Inc.*	245,699
6,194	Stryker Corp.	294,587
2,568	Thermo Electron Corp.*	69,002
2,045	Waters Corp.*	76,013
3,813	Zimmer Hldgs., Inc.*	290,436

		3,896,671

Health Care Providers and Services — 2.7%
4,672	Aetna, Inc.	386,935
1,854	AmerisourceBergen Corp.	128,204
6,958	Cardinal Health, Inc.	400,642
6,800	Caremark Rx, Inc.*	302,736
2,221	Cigna Corp.	237,714
2,330	Express Scripts, Inc.*	116,453
7,462	HCA, Inc.	422,871
3,671	Health Management Assoc., Inc.	96,107
2,389	Humana, Inc.*	94,939
3,317	IMS Health, Inc.	82,162
2,100	Laboratory Corp. of America Hldgs.*	104,790
1,456	Manor Care, Inc.	57,847
4,085	McKesson Corp.	182,967
4,011	Medco Health Solutions, Inc.*	214,027
3,476	Quest Diagnostics, Inc.	185,166
6,941	Tenet Healthcare Corp.*	84,958
21,440	UnitedHealth Group	1,117,882
9,512	WellPoint, Inc.*	662,416

		4,878,816

Hotels, Restaurants and Leisure — 1.4%
9,614	Carnival Corp.	524,444
2,575	Darden Restaurants, Inc.	84,924
1,649	Harrah’s Entertainment, Inc.	118,843
5,226	Hilton Hotels Corp.	124,640
5,356	Int’l. Game Technology	150,771
3,443	Marriott Int’l., Inc.	234,881
20,021	McDonald’s Corp.	555,583
6,148	Starbucks Corp.*	317,606
3,141	Starwood Hotels & Resorts Worldwide, Inc.	183,968
1,623	Wendy’s Int’l., Inc.	77,336
4,234	Yum! Brands, Inc.	220,507

		2,593,503

Household Durables — 0.6%
1,127	Black & Decker Corp.	101,261
2,084	Centex Corp.	147,276
2,219	Fortune Brands, Inc.	197,047
1,236	KB Home	94,220
2,782	Leggett & Platt, Inc.	73,946
1,066	Maytag Corp.	16,694
3,827	Newell Rubbermaid, Inc.	91,236
2,046	Pulte Homes, Inc.	172,375
811	Snap-On, Inc.	27,817
1,228	Stanley Works	55,923
933	Whirlpool Corp.	65,413

		1,043,208

Household Products — 1.8%
3,390	Clorox Co.	188,891
8,248	Colgate-Palmolive Co.	411,658
7,704	Kimberly-Clark Corp.	482,193
39,416	Procter & Gamble Co.	2,079,194

		3,161,936

Independent Power Producers and Energy Traders — 0.7%
10,232	AES Corp.*	167,600
6,711	Calpine Corp.*	22,817
2,335	Constellation Energy Group, Inc.	134,706
16,678	Duke Energy Corp.	495,837
4,647	Dynegy, Inc.*	22,585
3,945	TXU Corp.	327,790

		1,171,335

See notes to financial statements.

■	The Guardian S&P 500 Index Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Industrial Conglomerates — 4.3%
11,794	3M Co.	$852,706
169,266	General Electric Co.	5,865,067
2,056	Textron, Inc.	155,948
31,210	Tyco Int’l. Ltd.	911,332

		7,785,053

Information Technology Services — 1.1%
2,100	Affiliated Computer Svcs., Inc.*	107,310
9,179	Automatic Data Processing, Inc.	385,243
2,951	Computer Sciences Corp.*	128,959
2,482	Convergys Corp.*	35,294
7,704	Electronic Data Systems Corp.	148,302
14,105	First Data Corp.	566,175
2,689	Fiserv, Inc.*	115,493
6,010	Paychex, Inc.	195,565
1,910	Sabre Hldgs. Corp.	38,104
3,991	SunGard Data Systems, Inc.*	140,363
4,516	Unisys Corp.*	28,586

		1,889,394

Insurance — 4.2%
4,286	ACE Ltd.	192,227
7,659	AFLAC, Inc.	331,482
10,558	Allstate Corp.	630,840
1,504	Ambac Financial Group, Inc.	104,919
41,806	American Int’l. Group, Inc.	2,428,929
4,649	Aon Corp.	116,411
2,889	Chubb Corp.	247,327
3,377	Cincinnati Financial Corp.	133,594
4,261	Hartford Financial Svcs. Group, Inc.	318,638
2,226	Jefferson-Pilot Corp.	112,235
2,766	Lincoln Nat’l. Corp.	129,781
2,851	Loews Corp.	220,952
9,335	Marsh & McLennan Cos., Inc.	258,579
2,115	MBIA, Inc.	125,441
11,297	MetLife, Inc.	507,687
3,436	Progressive Corp.	339,511
8,227	Prudential Financial, Inc.	540,185
1,823	SAFECO Corp.	99,062
10,367	St. Paul Travelers Cos., Inc.	409,808
1,831	Torchmark Corp.	95,578
4,975	UnumProvident Corp.	91,142
2,213	XL Capital Ltd.	164,691

		7,599,019

Internet and Catalog Retail — 0.4%
20,312	eBay, Inc.*	670,499

Internet Software and Services — 0.4%
20,701	Yahoo! Inc.*	717,290

Leisure Equipment and Products — 0.2%
1,223	Brunswick Corp.	52,980
4,324	Eastman Kodak Co.	116,099
2,426	Hasbro, Inc.	50,437
6,117	Mattel, Inc.	111,941

		331,457

Machinery — 1.3%
5,238	Caterpillar, Inc.	499,234
571	Cummins, Inc.	42,602
4,676	Danaher Corp.	244,742
3,730	Deere & Co.	244,278
2,911	Dover Corp.	105,902
2,354	Eaton Corp.	141,005
4,671	Illinois Tool Works, Inc.	372,185
2,653	Ingersoll-Rand Co.	189,291
1,256	ITT Inds., Inc.	122,623
1,366	Navistar Int’l. Corp.*	43,712
2,467	PACCAR, Inc.	167,756
1,735	Pall Corp.	52,675
1,682	Parker-Hannifin Corp.	104,301

		2,330,306

Media — 3.5%
9,260	Clear Channel Comm., Inc.	286,412
34,494	Comcast Corp. — Class A*	1,058,966
1,237	Dow Jones & Co., Inc.	43,852
4,065	Gannett Co., Inc.	289,143
5,651	Interpublic Group Cos., Inc.*	68,829
1,337	Knight-Ridder, Inc.	82,012
5,632	McGraw-Hill Cos., Inc.	249,216
690	Meredith Corp.	33,851
2,319	New York Times Co.	72,237
42,200	News Corp.	682,796
2,999	Omnicom Group, Inc.	239,500
73,818	Time Warner, Inc.*	1,233,499
5,202	Tribune Co.	183,006
4,887	Univision Comm., Inc.*	134,637
26,391	Viacom, Inc.	845,040
31,096	Walt Disney Co.	782,997

		6,285,993

Metals and Mining — 0.6%
13,096	Alcoa, Inc.	342,198
1,448	Allegheny Technologies, Inc.	31,943
3,526	Freeport-McMoran Copper & Gold, Inc.	132,013
6,419	Newmont Mining Corp.	250,534
2,435	Nucor Corp.	111,085
1,425	Phelps Dodge Corp.	131,813
1,892	United States Steel Corp.	65,028

		1,064,614

Multiline Retail — 1.3%
1,561	Big Lots, Inc.*	20,668
1,201	Dillards, Inc.	28,127
4,737	Dollar General Corp.	96,445
2,900	Family Dollar Stores, Inc.	75,690
2,840	Federated Department Stores, Inc.	208,115
4,629	J.C. Penney Co., Inc.	243,393
5,280	Kohl’s Corp.*	295,205
4,265	May Department Stores Co.	171,282
2,637	Nordstrom, Inc.	179,237
1,563	Sears Hldgs. Corp.*	234,247
13,845	Target Corp.	753,307

		2,305,716

Multi–Utilities — 0.4%
1,896	CMS Energy Corp.*	28,554
4,770	Dominion Resources, Inc.	350,070
3,650	Public Svc. Enterprise Group, Inc.	221,993
3,727	Sempra Energy	153,962

		754,579

Office Electronics — 0.1%
11,648	Xerox Corp.*	160,626

See notes to financial statements.

■	The Guardian S&P 500 Index Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Oil, Gas and Consumable Fuels — 7.4%
1,272	Amerada Hess Corp.	$135,481
4,276	Anadarko Petroleum Corp.	351,273
4,912	Apache Corp.	317,315
966	Ashland, Inc.	69,426
6,212	Burlington Resources, Inc.	343,151
33,540	ChevronTexaco Corp.	1,875,557
23,246	ConocoPhillips	1,336,412
8,742	Devon Energy Corp.	443,045
10,252	El Paso Corp.	118,103
3,648	EOG Resources, Inc.	207,206
101,980	Exxon Mobil Corp.	5,860,791
2,450	Kerr-McGee Corp.	186,959
2,048	Kinder Morgan, Inc.	170,394
4,856	Marathon Oil Corp.	259,165
6,371	Occidental Petroleum Corp.	490,121
1,169	Sunoco, Inc.	132,892
3,975	Unocal Corp.	258,574
4,300	Valero Energy Corp.	340,173
9,907	Williams Cos., Inc.	188,233
5,466	XTO Energy, Inc.	185,789

		13,270,060

Paper and Forest Products — 0.4%
3,965	Georgia-Pacific Corp.	126,087
7,547	Int’l. Paper Co.	227,995
1,413	Louisiana-Pacific Corp.	34,732
2,831	MeadWestvaco Corp.	79,381
4,011	Weyerhaeuser Co.	255,300

		723,495

Personal Products — 0.6%
1,201	Alberto-Culver Co.	52,039
6,846	Avon Products, Inc.	259,121
15,165	Gillette Co.	767,804

		1,078,964

Pharmaceuticals — 6.9%
24,216	Abbott Laboratories	1,186,826
1,885	Allergan, Inc.	160,678
29,523	Bristol-Myers Squibb Corp.	737,485
18,227	Eli Lilly & Co.	1,015,426
5,593	Forest Laboratories, Inc.*	217,288
48,070	Johnson & Johnson	3,124,550
3,608	King Pharmaceuticals, Inc.*	37,595
34,862	Merck & Co., Inc.	1,073,750
4,100	Mylan Laboratories, Inc.	78,884
117,992	Pfizer, Inc.	3,254,219
22,681	Schering-Plough Corp.	432,300
2,740	Watson Pharmaceuticals, Inc.*	80,994
20,740	Wyeth	922,930

		12,322,925

Real Estate — 0.6%
1,513	Apartment Investment & Management Co.	61,912
2,900	Archstone-Smith Trust	111,998
6,439	Equity Office Pptys. Trust	213,131
4,460	Equity Residential	164,217
2,659	Plum Creek Timber Co., Inc.	96,522
2,678	ProLogis	107,763
4,360	Simon Ppty. Group, Inc.	316,056

		1,071,599

Road and Rail — 0.5%
5,663	Burlington Northern Santa Fe	266,614
3,037	CSX Corp.	129,558
6,560	Norfolk Southern Corp.	203,098
4,600	Union Pacific Corp.	298,080

		897,350

Semiconductors and Semiconductor Equipment — 3.2%
6,069	Advanced Micro Devices, Inc.*	105,236
5,686	Altera Corp.*	112,697
5,668	Analog Devices, Inc.	211,473
27,399	Applied Materials, Inc.	443,316
4,283	Applied Micro Circuits Corp.*	10,964
5,795	Broadcom Corp.*	205,780
7,613	Freescale Semiconductor, Inc.*	161,243
99,614	Intel Corp.	2,595,941
3,041	KLA-Tencor Corp.	132,892
4,550	Linear Technology Corp.	166,939
5,783	LSI Logic Corp.*	49,098
4,899	Maxim Integrated Products, Inc.	187,191
8,530	Micron Technology, Inc.*	87,091
6,136	National Semiconductor Corp.	135,176
2,577	Novellus Systems, Inc.*	63,678
2,760	NVIDIA Corp.*	73,747
3,235	PMC-Sierra, Inc.*	30,183
2,493	Teradyne, Inc.*	29,841
26,280	Texas Instruments, Inc.	737,680
5,339	Xilinx, Inc.	136,145

		5,676,311

Software — 3.8%
7,500	Adobe Systems, Inc.	214,650
3,550	Autodesk, Inc.	122,013
3,499	BMC Software, Inc.*	62,807
2,659	Citrix Systems, Inc.*	57,594
9,148	Computer Assocs. Int’l., Inc.	251,387
5,272	Compuware Corp.*	37,906
4,446	Electronic Arts, Inc.*	251,688
3,242	Intuit, Inc.*	146,247
1,159	Mercury Interactive Corp.*	44,459
165,976	Microsoft Corp.	4,122,844
6,727	Novell, Inc.*	41,707
79,099	Oracle Corp.*	1,044,107
3,803	Parametric Technology Corp.*	24,263
6,843	Siebel Systems, Inc.	60,903
10,000	Symantec Corp.*	217,400
6,433	VERITAS Software Corp.*	156,965

		6,856,940

Specialty Retail — 2.3%
4,489	AutoNation, Inc.*	92,114
1,333	AutoZone, Inc.*	123,249
4,634	Bed, Bath & Beyond, Inc.*	193,609
4,823	Best Buy Co., Inc.	330,617
2,929	Circuit City Stores, Inc.	50,642
34,767	Home Depot, Inc.	1,352,436
8,155	Limited Brands	174,680
12,053	Lowe’s Cos., Inc.	701,726
4,230	Office Depot, Inc.*	96,613
1,654	OfficeMax, Inc.	49,240
2,665	RadioShack Corp.	61,748

See notes to financial statements.

■	The Guardian S&P 500 Index Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

2,265	Sherwin-Williams Co.	$106,659
11,179	Staples, Inc.	238,336
13,490	The Gap, Inc.	266,428
2,083	Tiffany & Co.	68,239
7,969	TJX Cos., Inc.	194,045
2,834	Toys R Us, Inc.*	75,044

		4,175,425

Textiles, Apparel and Luxury Goods — 0.4%
5,600	Coach, Inc.*	187,992
2,039	Jones Apparel Group, Inc.	63,290
1,864	Liz Claiborne, Inc.	74,113
4,106	NIKE, Inc.	355,579
649	Reebok Int’l. Ltd.	27,148
1,473	V.F. Corp.	84,285

		792,407

Thrifts and Mortgage Finance — 1.6%
8,654	Countrywide Financial Corp.	334,131
10,495	Federal Home Loan Mortgage Corp.	684,589
14,854	Federal National Mortgage Assn.	867,474
4,552	Golden West Financial Corp.	293,058
1,532	MGIC Investment Corp.	99,917
5,100	Sovereign Bancorp, Inc.	113,934
13,818	Washington Mutual, Inc.	562,254

		2,955,357

Tobacco — 1.4%
34,165	Altria Group, Inc.	2,209,109
2,145	Reynolds American, Inc.	169,026
2,362	UST, Inc.	107,849

		2,485,984

Trading Companies and Distributors — 0.1%
2,244	W.W. Grainger, Inc.	122,949

Wireless Telecommunication Services — 0.3%
16,542	Nextel Comm., Inc.*	534,472

	Total Common Stocks (Cost $167,068,660)	174,085,756

U.S. Government Securities — 0.2%

Principal
Amount		Value

	U.S. Treasury Bills
$50,000	2.864% due 7/28/2008 (1)	$49,651
50,000	3.00% due 9/22/2005 (1)	49,654
220,000	3.07% due 9/29/2005 (1)	218,306

	Total U.S. Government Securities (Cost $317,611)	317,611

Repurchase Agreement — 2.6%

Principal
Amount		Value

$4,597,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $4,597,409 at 3.20%, due 7/1/2005 (2) (Cost $4,597,000)	$4,597,000

Total Investments — 99.9% (Cost $171,983,271)		179,000,367

Cash, Receivables and Other Assets Less Liabilities — 0.1%		219,969

Net Assets — 100%		$179,220,336

*	Non-income producing security.

(1)	The U.S. Treasury Bill is segregated as collateral to cover margin requirements on open futures contracts.

(2)	The repurchase agreement is collateralized by $4,320,000 in U.S. Government Agency 5.50%, due 3/15/11, with a value of $4,689,900.

Purchased Futures Contracts

			Unrealized
Contracts	Description	Expiration	Depreciation

16	S&P 500 Index	9/2005	$(42,278)

See notes to financial statements.

■	The Guardian Baillie Gifford International Growth Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 96.3%

Shares		Value

Australia — 4.3%

Beverages — 0.4%
53,400	Fosters Group Ltd.	$215,945

Commercial Banks — 0.7%
22,354	Australia and NZ Banking Group Ltd.	369,347

Commercial Services and Supplies — 0.3%
31,000	Brambles Inds. Ltd.	192,069

Food and Staples Retailing — 0.5%
20,506	Woolworths Ltd.	257,136

Media — 0.2%
33,000	John Fairfax Hldgs. Ltd.	107,824

Metals and Mining — 1.1%
45,406	BHP Billiton Ltd.	620,420

Oil, Gas and Consumable Fuels — 0.6%
15,200	Woodside Petroleum Ltd.	337,816

Real Estate — 0.5%
19,000	Westfield Group	256,130

		2,356,687

Belgium — 1.8%

Diversified Financial Services — 1.8%
11,816	Groupe Bruxelles Lambert S.A.	1,021,259

Brazil — 1.6%

Diversified Telecommunication Services — 0.6%
18,700	Telecom. Norte Leste Participacoes ADR	311,355

Oil, Gas and Consumable Fuels — 1.0%
10,800	Petroleo Brasileiro S.A. ADR	563,004

		874,359

Denmark — 2.3%

Commercial Banks — 2.3%
42,840	Danske Bank AS	1,286,205

Finland — 1.5%

Construction and Engineering — 1.5%
14,077	Kone OYJ*	843,037

France — 12.6%

Beverages — 1.0%
3,340	Pernod-Ricard S.A.	533,046

Diversified Financial Services — 1.4%
9,065	Eurazeo	774,724

Health Care Equipment and Supplies — 2.2%
17,790	Essilor Int’l. S.A.	1,213,022

Media — 1.2%
20,852	Vivendi Universal S.A.	653,305

Oil, Gas and Consumable Fuels — 3.2%
7,490	Total S.A.	1,752,193

Personal Products — 1.7%
13,091	L’Oreal S.A.	937,105

Pharmaceuticals — 1.9%
13,265	Sanofi-Aventis	1,086,103

		6,949,498

Germany — 5.4%

Health Care Providers and Services — 0.9%
6,150	Celesio AG	482,390

Multi-Utilities — 1.1%
9,760	RWE AG	626,589

Software — 2.3%
7,163	SAP AG	1,238,893

Textiles, Apparel and Luxury Goods — 1.1%
3,770	Adidas-Salomon AG	628,702

		2,976,574

Hong Kong — 2.9%

Commercial Banks — 0.9%
169,500	BOC Hong Kong Hldgs. Ltd.	319,590
13,000	Hang Seng Bank Ltd.	176,829

		496,419

Distributors — 0.3%
78,000	Li & Fung Ltd.	161,404

Diversified Financial Services — 0.2%
50,000	Hong Kong Exchanges & Clearing Ltd.	129,270

Real Estate — 1.5%
59,000	Cheung Kong Hldgs. Ltd.	570,278
28,000	Sun Hung Kai Properties Ltd.	275,354

		845,632

		1,632,725

Ireland — 3.2%

Commercial Banks — 1.5%
39,230	Allied Irish Banks PLC	840,085

Construction Materials — 1.7%
35,380	CRH PLC	937,524

		1,777,609

Italy — 2.4%

Insurance — 1.5%
40,860	Riunione Adriatica di Sicurta SPA	793,900

Oil, Gas and Consumable Fuels — 0.9%
19,810	ENI SPA	508,884

		1,302,784

Japan — 20.8%

Auto Components — 1.1%
33,000	Bridgestone Corp.	632,386

Automobiles — 1.1%
59,800	Nissan Motor Co. Ltd.	591,185

Building Products — 1.4%
76,000	Asahi Glass Co.	794,195

Commercial Banks — 1.0%
104	UFJ Hldgs., Inc.*	538,037

Diversified Financial Services — 1.1%
9,700	Promise Co.	619,264

Electronic Equipment and Instruments — 2.6%
2,800	Keyence Corp.	624,198
38,500	Konica Minolta Hldgs., Inc.	357,822
4,100	Nidec Corp	432,189

		1,414,209

Household Products — 0.9%
22,000	Kao Corp.	516,906

Insurance — 1.1%
70,000	Mitsui Sumitomo Insurance Co.	626,289

Machinery — 0.9%
20,000	Daikin Inds. Ltd.	498,170

Marine — 1.0%
89,000	Mitsui O.S.K. Lines Ltd.	545,915

Multiline Retail — 0.6%
36,000	Takashimaya Co. Ltd.	321,145

Office Electronics — 1.2%
13,000	Canon, Inc.	681,389

Real Estate — 0.6%
27,000	Sumitomo Realty & Dev’t. Co. Ltd.	300,630

Road and Rail — 0.6%
74,000	Tokyu Corp.	331,072

Specialty Retail — 1.2%
11,900	Yamada Denki Co. Ltd.	683,352

See notes to financial statements.

■	The Guardian Baillie Gifford International Growth Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Tobacco — 2.3%
96	Japan Tobacco, Inc.	$1,276,246

Trading Companies and Distributors — 1.5%
86,000	Mitsui & Co. Ltd.	810,670

Wireless Telecommunication Services — 0.6%
72	KDDI Corp.	332,301

		11,513,361

New Zealand — 0.4%

Diversified Telecommunication Services — 0.4%
53,400	Telecom. Corp. of New Zealand	223,363

People’s Republic of China — 0.9%

Oil, Gas and Consumable Fuels — 0.9%
807,500	CNOOC Ltd.	475,920

Russia — 0.5%

Wireless Telecommunication Services — 0.5%
8,000	Mobile Telesystems ADR	269,200

Singapore — 0.8%

Electronic Equipment and Instruments — 0.3%
19,000	Venture Corp. Ltd.	179,542

Industrial Conglomerates — 0.2%
19,000	Keppel Corp. Ltd.	140,275

Media — 0.3%
56,000	Singapore Press Hldgs. Ltd.	142,484

		462,301

South Africa — 0.5%

Oil, Gas and Consumable Fuels — 0.5%
10,156	Sasol Ltd.	273,502

South Korea — 0.5%

Semiconductors and Semiconductor Equipment — 0.5%
1,200	Samsung Electronics Co. Ltd. GDR	287,100

Spain — 2.6%

Commercial Banks — 1.3%
60,650	Banco Popular Espanol S.A.	731,687

Tobacco — 1.3%
16,720	Altadis S.A.	699,334

		1,431,021

Sweden — 6.6%

Commercial Banks — 1.4%
39,376	Svenska Handelsbanken AB	802,752

Communications Equipment — 1.1%
182,870	LM Ericsson	584,003

Health Care Equipment and Supplies — 1.3%
51,430	Getinge AB	700,409

Machinery — 2.8%
74,580	Atlas Copco AB	1,070,038
13,479	Sandvik AB	500,257

		1,570,295

		3,657,459

Switzerland — 4.1%

Commercial Banks — 2.5%
17,810	UBS AG	1,387,082

Electrical Equipment — 1.6%
134,300	ABB Ltd.*	868,353

		2,255,435

United Kingdom — 20.6%

Commercial Banks — 3.4%
69,800	Barclays PLC	692,282
25,664	Royal Bank of Scotland	773,168
23,000	Standard Chartered PLC	419,274

		1,884,724

Commercial Services and Supplies — 0.6%
141,000	Hays PLC*	326,205

Hotels, Restaurants and Leisure — 2.6%
14,800	Carnival PLC	839,641
112,000	Hilton Group PLC	572,912

		1,412,553

Metals and Mining — 0.9%
40,000	BHP Billiton PLC	510,208

Multiline Retail — 0.6%
13,000	Next PLC	350,572

Oil, Gas and Consumable Fuels — 3.1%
58,000	BG Group PLC	476,461
120,000	BP PLC	1,248,696

		1,725,157

Pharmaceuticals — 1.8%
40,902	GlaxoSmithKline PLC	988,916

Software — 0.3%
41,000	Sage Group	163,972

Specialty Retail — 0.8%
98,000	Kingfisher PLC	430,195

Tobacco — 2.8%
29,000	British American Tobacco PLC	558,848
37,000	Imperial Tobacco	994,877

		1,553,725

Trading Companies and Distributors — 0.6%
17,000	Wolseley PLC	356,574

Wireless Telecommunication Services — 3.1%
707,650	Vodafone Group	1,721,491

		11,424,292

	Total Common Stocks (Cost $39,423,617)	53,293,691

Preferred Stocks — 3.3%

Brazil — 1.4%

Oil, Gas and Consumable Fuels — 1.4%
16,500	Petroleo Brasileiro S.A. ADR	$759,660

Germany — 1.9%

Automobiles — 1.9%
1,440	Porsche AG	1,078,541

	Total Preferred Stocks (Cost $884,143)	1,838,201

Rights — 0.1%

Sweden — 0.1%

Machinery — 0.1%
561	Sandvik AB exp. 7/8/2005 (Cost $9,489)	$29,328

See notes to financial statements.

■	The Guardian Baillie Gifford International Growth Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Repurchase Agreement — 0.4%

Principal
Amount		Value

$200,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $200,008 at 1.40%, due 7/1/2005 (1) (Cost $200,000)	$200,000

Total Investments — 100.1% (Cost $40,517,249)		55,361,220

Liabilities in Excess of Cash, Receivables and Other Assets — (0.1)%		(28,776)

Net Assets — 100%		$55,332,444

*	Non-income producing security.

(1)	The repurchase agreement is collateralized by $205,000 in U.S. Treasury Bonds 3.625%, due 6/30/05, with a value of $204,744.
Glossary of Terms:

ADR — American Depositary Receipt. GDR — Global Depositary Receipt.
    Pursuant to its Valuation Procedures, the Fund valued its securities using fair value prices as of June 30, 2005.

See notes to financial statements.

■	The Guardian Baillie Gifford Emerging Markets Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Common Stocks — 89.1%

Shares		Value

Argentina — 0.1%

Food and Staples Retailing — 0.1%
11,480	Imp. Y Exp. Patagonia	$68,475

Brazil — 4.2%

Diversified Telecommunication Services — 1.9%
132,600	Telecom. Norte Leste Participacoes ADR	2,207,790

Metals and Mining — 0.9%
36,900	Comp. Vale Do Rio Doce ADR	1,080,432

Oil, Gas and Consumable Fuels — 1.4%
33,000	Petroleo Brasileiro S.A. ADR	1,720,290

		5,008,512

Chile — 0.4%

Commercial Banks — 0.4%
15,000	Banco Santander Chile ADR	484,500

Egypt — 1.9%

Wireless Telecommunication Services — 1.9%
44,792	Orascom Telecom Hldg. SAE GDR*	2,252,590

Hong Kong — 1.0%

Industrial Conglomerates — 1.0%
390,000	Citic Pacific Ltd.	1,137,834

India — 3.5%

Chemicals — 2.5%
101,500	Reliance Inds. Ltd. GDR†	2,954,665

Commercial Banks — 1.0%
25,500	HDFC Bank Ltd. ADR	1,186,005

		4,140,670

Indonesia — 3.7%

Commercial Banks — 1.1%
4,709,500	PT Bank Rakyat Indonesia	1,395,415

Diversified Telecommunication Services — 1.7%
3,940,000	PT Telekomunikasi Indonesia*	2,036,425

Metals and Mining — 0.9%
12,335,000	PT Bumi Resources Tbk*	1,046,957

		4,478,797

Israel — 3.0%

Chemicals — 0.9%
202,100	Makhteshim-Agan Inds. Ltd.	1,099,575

Commercial Banks — 1.2%
470,000	Bank Hapoalim Ltd.	1,475,596

Internet Software and Services — 0.9%
52,000	Check Point Software Technologies Ltd. ADR*	1,029,600

		3,604,771

Malaysia — 6.1%

Construction and Engineering — 0.4%
800,000	Road Builder (M) Hldgs. Berhad	499,937

Diversified Telecommunication Services — 1.3%
575,000	Telekom Malaysia Berhad	1,510,178

Food Products — 1.7%
506,400	IOI Corp. Berhad	1,397,754
235,000	IOI Oleochemical Inds. Berhad	596,776

		1,994,530

Media — 1.1%
920,000	Astro All Asia Networks PLC*	1,317,745

Real Estate — 0.5%
530,000	SP Setia Berhad	569,053

Transportation Infrastructure — 1.1%
1,600,000	PLUS Expressways Berhad	1,380,268

		7,271,711

Mexico — 8.1%

Commercial Banks — 1.2%
218,200	Grupo Fin. Banorte S.A. de C.V.	1,438,125

Diversified Telecommunication Services — 1.5%
271,000	Grupo Carso Global Telecom.*	499,359
69,200	Telefonos de Mexico S.A. ADR	1,307,188

		1,806,547

Food and Staples Retailing — 1.1%
317,511	Wal-Mart de Mexico S.A. de C.V.	1,287,436

Household Durables — 0.4%
150,000	Consorcio Ara S.A. de C.V.	517,986

Transportation Infrastructure — 0.5%
19,400	Grupo Aeroportuario del Sureste S.A. de C.V. ADR	617,890

Wireless Telecommunication Services — 3.4%
57,200	America Movil S.A. de C.V. ADR	3,409,692
191,000	America Telecom S.A. de C.V.*	609,746

		4,019,438

		9,687,422

People’s Republic of China — 5.3%

Diversified Telecommunication Services — 1.0%
3,200,000	China Telecom Corp. Ltd.	1,132,424

Electric Utilities — 0.4%
720,000	Huaneng Power Int’l., Inc.	527,896

Oil, Gas and Consumable Fuels — 3.3%
3,190,000	CNOOC Ltd.	1,880,104
2,770,000	PetroChina Co. Ltd.	2,035,293

		3,915,397

Transportation Infrastructure — 0.6%
1,136,000	Zhejiang Expressway Co. Ltd.	771,517

		6,347,234

Poland — 1.5%

Commercial Banks — 1.0%
29,000	Bank Pekao S.A.	1,243,233

Media — 0.5%
30,000	Agora S.A.	572,909

		1,816,142

Russia — 3.6%

Metals and Mining — 0.3%
32,000	Peter Hambro Mining PLC*	371,191

Oil, Gas and Consumable Fuels — 2.0%
64,000	LUKOIL ADR	2,355,840

Wireless Telecommunication Services — 1.3%
23,900	Mobile Telesystems ADR	804,235
23,300	VimpelCom ADR*	792,899

		1,597,134

		4,324,165

South Africa — 11.2%

Commercial Banks — 2.2%
275,000	Standard Bank Group Ltd.	2,653,091

Diversified Telecommunication Services — 1.0%
74,000	Telkom Group Ltd.	1,185,013

Industrial Conglomerates — 0.8%
64,368	Imperial Hldgs. Ltd.	983,285

See notes to financial statements.

■	The Guardian Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Shares		Value

Media — 0.7%
69,000	Naspers Ltd.	$854,727

Metals and Mining — 1.8%
30,435	Anglo American Platinum Corp.	1,351,803
43,000	Lonmin PLC	812,473

		2,164,276

Oil, Gas and Consumable Fuels — 3.2%
143,100	Sasol Ltd.	3,853,702

Specialty Retail — 0.6%
14,800	Edgars Consolidated Stores Ltd.	640,191

Wireless Telecommunication Services — 0.9%
150,000	MTN Group Ltd.	990,223

		13,324,508

South Korea — 16.5%

Auto Components — 0.2%
18,290	Hankook Tire Co. Ltd.	220,819

Commercial Services and Supplies — 1.3%
36,700	S1 Corp.	1,563,256

Construction and Engineering — 0.2%
7,970	Hyundai Development Co.	185,154

Industrial Conglomerates — 3.5%
128,630	Hanwha Corp.	2,160,376
79,500	LG Corp.	2,002,106

		4,162,482

Insurance — 2.8%
52,000	Oriental Fire & Marine Ins. Co. Ltd.	1,147,868
27,400	Samsung Fire & Marine Ins. Co. Ltd.	2,202,397

		3,350,265

Marine — 1.9%
248,000	Samsung Heavy Inds. Co. Ltd.	2,234,286

Media — 0.8%
4,800	Cheil Comms., Inc.	898,075

Oil, Gas and Consumable Fuels — 1.1%
55,000	GS Hldgs. Corp.	1,293,523

Pharmaceuticals — 1.4%
14,797	Yuhan Corp.	1,713,182

Trading Companies and Distributors — 2.0%
186,200	Samsung Corp.	2,424,870

Transportation Infrastructure — 1.3%
84,000	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,611,864

		19,657,776

Taiwan — 10.1%

Chemicals — 1.6%
1,440,000	Taiwan Fertilizer Co. Ltd.	1,898,932

Construction and Engineering — 0.4%
843,767	CTCI Corp.	463,436

Diversified Financial Services — 0.9%
2,282,570	SinoPac Hldgs.	1,143,662

Electrical Equipment — 0.4%
400,000	Phoenixtec Power Co. Ltd.	428,544

Electronic Equipment and Instruments — 4.9%
1,423,000	AU Optronics Corp.	2,370,173
673,599	Hon Hai Precision Inds. Co. Ltd.	3,494,783

		5,864,956

Multiline Retail — 0.9%
1,830,000	Far Eastern Dept. Stores Ltd.	1,094,702

Wireless Telecommunication Services — 1.0%
1,179,800	Taiwan Cellular Corp.	1,213,329

		12,107,561

Thailand — 5.4%

Commercial Banks — 1.4%
700,000	Bangkok Bank Public Co. Ltd.	1,702,699

Diversified Financial Services — 0.7%
1,335,000	TISCO Finance Pub. Co. Ltd.	805,357

Oil, Gas and Consumable Fuels — 1.7%
221,000	PTT Exploration & Production Pub. Co. Ltd.	2,046,027

Wireless Telecommunication Services — 1.6%
790,000	Advanced Info Service Pub. Co. Ltd.	1,865,693

		6,419,776

Turkey — 2.9%

Commercial Banks — 2.3%
647,357	Turkiye Garanti Bankasi A.S.*	2,752,724

Media — 0.6%
307,837	Dogan Yayin Hldgs. A.S.*	770,776

		3,523,500

Venezuela — 0.6%

Diversified Telecommunication Services — 0.6%
35,000	Comp. Anonima Nacional Tel. de Venezuela ADR*	662,900

	Total Common Stocks (Cost $78,992,648)	106,318,844

Preferred Stocks — 8.3%

Brazil — 8.3%

Commercial Banks — 2.7%
1,473,055	Itausa-Investimentos Itau S.A.	$3,171,485

Electric Utilities — 0.8%
55,300,000	AES Tiete S.A.	984,361

Food Products — 0.0%
4,700,000	Comp. Lorenz S.A.*	0

Media — 0.9%
3,989,019	Net Servicos de Comunicacao S.A.*	1,065,091

Metals and Mining — 1.6%
55,000	Comp. Vale Do Rio Doce ADR	1,397,000
19,000	Comp. Vale Do Rio Doce	477,839

		1,874,839

Oil, Gas and Consumable Fuels — 2.3%
59,600	Petroleo Brasileiro S.A. ADR	2,743,984

	Total Preferred Stocks (Cost $5,584,733)	9,839,760

See notes to financial statements.

■	The Guardian Baillie Gifford Emerging Markets Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Repurchase Agreement — 1.9%

Principal
Amount		Value

$2,312,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $2,312,090 at 1.40%, due 7/1/2005 (1) (Cost $2,312,000)	$2,312,000

Total Investments — 99.3% (Cost $86,889,381)		118,470,604

Cash, Receivables and Other Assets Less Liabilities — 0.7%		852,095

Net Assets — 100%		$119,322,699

*	Non-income producing security.

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $2,954,665 representing 2.5% of net assets.

(1)	The repurchase agreement is collateralized by $2,365,000 in U.S. Treasury Bonds 3.625%, due 6/30/05, with a value of $2,362,044.
Glossary of Terms:

ADR — American Depositary Receipt. GDR — Global Depositary Receipt.
    Pursuant to its Valuation Procedures, the Fund valued its securities using fair value prices as of June 30, 2005.

See notes to financial statements.

■	The Guardian Investment Quality Bond Fund
Schedule of Investments

June 30, 2005

Asset Backed Securities — 11.2%

Principal
Amount		Value

$1,200,000	Ameriquest Mtg. Secs., Inc. 2003-5 A6 4.541% due 4/25/2033	$1,206,994
86,252	Amresco 1997-1 MIF 7.42% due 3/25/2027	85,996
750,000	Capital Auto Receivables Asset Tr. 2005-1 A4 4.05% due 7/15/2009	750,935
1,264,000	Carmax Auto Owner Tr. 2005-1 A4 4.35% due 3/15/2010	1,272,727
300,000	Caterpillar Financial Asset Tr. 2004-A A3 3.13% due 1/26/2009	297,144
	New Century Home Equity Loan Tr. 2004-4 A4
1,480,000	3.594% due 2/25/2035 (2)	1,484,124
	2005-A A4
1,500,000	5.114% due 8/25/2035	1,508,700
810,000	Nissan Auto Receivables Owner Tr. 2003-B A4 2.05% due 3/16/2009	790,277
1,200,000	Renaissance Home Equity Loan Tr. 2005-2 AF3 4.499% due 8/25/2035 (2)	1,200,720
207,750	Residential Asset Mtg. Prods., Inc. 2003-RZ3 A3 2.14% due 2/25/2030	206,467
1,600,000	Residential Funding Mtg. Secs. 2003-HS3 AI2 3.15% due 7/25/2018	1,577,372
	SLMA Student Loan Tr. 2004-3 A2
1,500,000	3.171% due 4/25/2013 (2)	1,500,353
	2005-4 A1
650,000	3.215% due 10/26/2015 (2)	648,343
	2002-5 A4L
700,000	3.56% due 9/17/2018 (2)	703,394
455,000	Structured Asset Secs. Corp. 2005-WF1 A2 3.514% due 2/25/2035 (2)	455,439
1,900,000	Vanderbilt Acquisition Loan Tr. 2002-1 A3 5.70% due 9/7/2023	1,926,705

	Total Asset Backed Securities (Cost $15,621,512)	15,615,690

Collateralized Mortgage Obligations — 7.2%
$1,450,000	Countrywide Home Loans 2002-19 1A1 6.25% due 11/25/2032	$1,471,293
	FHLMC H006 A2
952,676	2.837% due 2/15/2010	939,843
	2430 GD
13,257	6.50% due 11/15/2030	13,241
	2744 VC
1,054,974	5.50% due 4/15/2011	1,087,242
	2500 TD
405,000	5.50% due 2/15/2016	411,492
	2744 PC
1,500,000	5.50% due 1/15/2031	1,547,859
	2367 ME
1,200,000	6.50% due 10/15/2031	1,274,462
855,075	FNMA 2001-51 PH 6.00% due 8/25/2030	869,403
918,000	Mastr Asset Securitization Tr. 2003-10 3A7 5.50% due 11/25/2033	933,649
1,500,000	Wells Fargo Mtg.-Backed Secs. Tr. 2003-11 1A3 4.75% due 10/25/2018	1,506,040

	Total Collateralized Mortgage Obligations (Cost $10,242,503)	10,054,524

Commercial Mortgage Backed Securities — 6.4%
	Chase Comm’l. Mtg. Secs. Corp. 1998-2 A2
$305,000	6.39% due 11/18/2030	$324,566
	1997-1 C
400,000	7.37% due 6/19/2029	421,093
1,500,000	Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035†	1,507,650
557,764	First Union National Bank Comm’l. Mtg. Tr. 2000-C2 A1 6.94% due 10/15/2032	580,145
1,500,000	GE Comm’l. Mtg. Corp. 2005-C1 A5 4.772% due 6/10/2048	1,524,259
801,030	GMAC Comm’l. Mtg. Secs., Inc. 1997-C1 A3 6.869% due 7/15/2029	836,450
1,550,000	Greenwich Capital Comm’l. Funding Corp. 2005-GC3 AJ 4.859% due 8/10/2042	1,573,576
200,000	Merrill Lynch Mtg. Tr. 2004-BPC1 A5 4.855% due 10/12/2041	203,914
1,165,000	Midland Realty Acceptance Corp. 1996-C1 C 7.86% due 8/25/2028 (2)	1,182,154
225,000	Morgan Stanley Capital I 1999-RM1 E 7.208% due 12/15/2031 (2)	244,382
589,393	Mtg. Capital Funding, Inc. 1997-MC1 A3 7.288% due 7/20/2027	608,862

	Total Commercial Mortgage Backed Securities (Cost $9,135,079)	9,007,051

See notes to financial statements.

■	The Guardian Investment Quality Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Corporate Bonds — 21.8%

Principal
Amount		Value

Aerospace and Defense — 0.7%
$200,000	General Dynamics Corp. 4.50% due 8/15/2010	$202,495
100,000	Northrop Grumman Corp. 7.125% due 2/15/2011	113,097
150,000	TRW, Inc. 7.75% due 6/1/2029	200,469
	United Technologies Corp.
200,000	4.375% due 5/1/2010	201,849
200,000	5.40% due 5/1/2035	210,129

		928,039

Automotive — 0.9%
	DaimlerChrysler NA Hldg.
300,000	4.05% due 6/4/2008	295,405
150,000	6.50% due 11/15/2013	162,331
90,000	8.50% due 1/18/2031	114,022
	Ford Motor Credit Co.
250,000	6.50% due 1/25/2007	251,794
250,000	7.00% due 10/1/2013	239,870
250,000	General Motors Acceptance Corp. 6.125% due 9/15/2006	250,179

		1,313,601

Banking — 0.2%
300,000	BB&T Corp. 4.90% due 6/30/2017	300,780

Chemicals — 0.1%
200,000	Potash Corp. 4.875% due 3/1/2013	202,037

Consumer Products — 0.2%
250,000	Procter & Gamble Co. 5.50% due 2/1/2034	269,691

Electric — 0.7%
300,000	Alabama Power Co. 5.65% due 3/15/2035	312,418
200,000	Cons. Edison Co. of New York, Inc. 5.30% due 3/1/2035	207,977
300,000	Florida Power & Light Co. 4.95% due 6/1/2035	295,883
200,000	Pacific Gas & Electric Co. 6.05% due 3/1/2034	220,418

		1,036,696

Energy — 0.6%
498,600	RAS Laffan Liquefied Natural Gas 3.437% due 9/15/2009†	489,361
350,000	Western Oil Sands, Inc. 8.375% due 5/1/2012	398,562

		887,923

Energy–Refining — 0.3%
250,000	Tosco Corp. 8.125% due 2/15/2030	352,179

Entertainment — 0.4%
500,000	Time Warner, Inc. 7.57% due 2/1/2024	610,879

Environmental — 0.6%
800,000	Waste Management, Inc. 7.375% due 8/1/2010	894,602

Finance Companies — 1.5%
400,000	Capital One Bank 5.75% due 9/15/2010	422,124
500,000	CIT Group, Inc. 3.49% due 5/18/2007 (2)	500,895
200,000	General Electric Capital Corp. 6.75% due 3/15/2032	246,798
400,000	Household Fin. Corp. 6.375% due 11/27/2012	442,394
375,000	MBNA America Bank Nat’l. 7.125% due 11/15/2012	431,166

		2,043,377

Financial — 1.1%
200,000	Credit Suisse First Boston 6.50% due 1/15/2012	222,278
300,000	Goldman Sachs Group, Inc. 5.125% due 1/15/2015	305,565
	Lehman Brothers Hldgs., Inc.
200,000	4.25% due 1/27/2010	199,408
200,000	6.625% due 1/18/2012	223,377
250,000	Merrill Lynch & Co. 5.00% due 1/15/2015	255,983
	Morgan Stanley
150,000	4.00% due 1/15/2010	147,763
200,000	4.75% due 4/1/2014	197,034

		1,551,408

Financial–Banks — 2.5%
550,000	Bank of America Corp. 4.875% due 9/15/2012	565,673
500,000	Citigroup, Inc. 5.00% due 9/15/2014	511,473
300,000	City Nat’l. Corp. 5.125% due 2/15/2013	308,104
200,000	HSBC USA, Inc. 4.625% due 4/1/2014	199,660
450,000	J.P. Morgan Chase & Co. 5.75% due 1/2/2013	482,135
200,000	Regions Financial Corp. 6.375% due 5/15/2012	224,427
250,000	Sovereign Bank 5.125% due 3/15/2013	254,931
200,000	Wachovia Corp. 5.25% due 8/1/2014	208,777
150,000	Washington Mutual Bank 5.65% due 8/15/2014	157,938
500,000	Zions Bancorp 6.00% due 9/15/2015	545,178

		3,458,296

Food and Beverage — 0.5%
400,000	Kellogg Co. 2.875% due 6/1/2008	385,353
300,000	Kraft Foods, Inc. 5.25% due 10/1/2013	312,178

		697,531

See notes to financial statements.

■	The Guardian Investment Quality Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Principal
Amount		Value

Gaming — 0.1%
$150,000	Harrahs Operating Co., Inc. 5.625% due 6/1/2015†	$152,782

Health Care — 0.1%
150,000	Wellpoint, Inc. 5.00% due 12/15/2014	153,166

Home Construction — 0.4%
250,000	D. R. Horton, Inc. 5.625% due 1/15/2016	247,475
300,000	Ryland Group, Inc. 5.375% due 6/1/2008	306,662

		554,137

Insurance — 0.7%
200,000	Allstate Corp. 5.00% due 8/15/2014	205,588
	Metlife, Inc.
250,000	5.00% due 6/15/2015	253,717
125,000	5.70% due 6/15/2035	128,859
400,000	Willis Group NA 5.625% due 7/15/2015	402,572

		990,736

Media–Cable — 0.9%
300,000	AT & T Broadband Corp. 9.455% due 11/15/2022	424,389
800,000	Comcast Cable Comm., Inc. 6.875% due 6/15/2009	871,453

		1,295,842

Media–NonCable — 1.0%
150,000	News America Hldgs. 8.00% due 10/17/2016	184,330
1,150,000	Scholastic Corp. 5.75% due 1/15/2007	1,174,284

		1,358,614

Merchandising–Supermarkets — 0.6%
400,000	Delhaize America, Inc. 7.375% due 4/15/2006	408,709
400,000	Safeway, Inc. 6.15% due 3/1/2006	404,299

		813,008

Metals and Mining — 0.3%
350,000	Noranda, Inc. 6.00% due 10/15/2015	367,375

Natural Gas–Pipelines — 0.7%
500,000	Enterprise Prods. Operating LP 6.65% due 10/15/2034	548,934
250,000	Keyspan Corp. 7.625% due 11/15/2010	288,456
200,000	Plains All American Pipeline 5.625% due 12/15/2013	207,123

		1,044,513

Paper and Forest Products — 0.1%
150,000	Weyerhaeuser Co. 6.00% due 8/1/2006	152,672

Railroads — 0.8%
300,000	Burlington Northern Santa Fe Corp. 7.95% due 8/15/2030	411,209
150,000	CSX Corp. 4.875% due 11/1/2009	152,353
450,000	Norfolk Southern Corp. 6.75% due 2/15/2011	503,210

		1,066,772

Real Estate Investment Trust — 0.4%
	EOP Operating LP
150,000	4.75% due 3/15/2014	147,061
100,000	7.00% due 7/15/2011	110,886
200,000	Liberty Ppty. LP 7.25% due 3/15/2011	224,531
100,000	Regency Centers LP 6.75% due 1/15/2012	109,859

		592,337

Retailers — 0.7%
250,000	CVS Corp. 4.875% due 9/15/2014	254,152
150,000	Federated Department Stores, Inc. 7.00% due 2/15/2028	174,386
300,000	Staples, Inc. 7.375% due 10/1/2012	346,808
150,000	Wal-Mart Stores, Inc. 4.50% due 7/1/2015	149,037

		924,383

Technology — 0.6%
250,000	First Data Corp. 4.95% due 6/15/2015	253,395
200,000	IBM Corp. 5.875% due 11/29/2032	221,782
300,000	Motorola, Inc. 6.50% due 9/1/2025	330,842

		806,019

Utilities–Electric and Water — 1.2%
250,000	FirstEnergy Corp. 6.45% due 11/15/2011	273,157
300,000	Potomac Edison Co. 5.35% due 11/15/2014†	312,441
300,000	Progress Energy, Inc. 7.00% due 10/30/2031	346,499
500,000	Public Service Co. of New Mexico 4.40% due 9/15/2008	500,357
200,000	Public Service Electric Gas Co. 5.125% due 9/1/2012	207,759

		1,640,213

Wireless Communications — 1.3%
300,000	America Movil S.A. de C.V. 6.375% due 3/1/2035	292,755
	AT & T Wireless Svcs., Inc.
400,000	8.125% due 5/1/2012	479,259
250,000	8.75% due 3/1/2031	350,409
690,000	Verizon Wireless Capital LLC 5.375% due 12/15/2006	703,193

		1,825,616

See notes to financial statements.

■	The Guardian Investment Quality Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Principal
Amount		Value

Wireline Communications — 1.3%
$250,000	Deutsche Telekom Int’l. Fin. BV 8.75% due 6/15/2030 (2)	$338,495
	France Telecom S.A.
325,000	8.00% due 3/1/2011 (2)	377,154
115,000	8.50% due 3/1/2031 (2)	160,334
600,000	Sprint Capital Corp. 8.375% due 3/15/2012	721,692
200,000	Verizon Global Funding Corp. 7.75% due 12/1/2030	258,250

		1,855,925

Yankee — 0.3%
350,000	Pemex Project Funding Master Tr. 7.875% due 2/1/2009 (2)	382,375

	Total Corporate Bonds (Cost $29,144,484)	30,523,524

Mortgage Pass-Through Securities — 33.5%
	FHLMC
$10,817,111	5.50%, 2034	$10,975,308
5,800,000	5.50%, 6/1/2035	5,884,661
2,602,282	6.00%, 11/1/2034	2,670,075
6,915	7.00%, 8/1/2008	7,176
	FNMA
6,725,000	5.00%, (30 yr. TBA)	6,725,000
1,300,000	5.50%, (30 yr. TBA)	1,317,469
3,269,138	5.00%, 6/1/2018	3,308,325
2,198,327	5.00%, 10/1/2019	2,224,127
552,898	5.50%, 12/1/2014	568,091
264,093	5.50%, 8/1/2019	271,276
547,346	6.00%, 10/1/2013	566,400
373,711	6.00%, 4/1/2016	386,516
2,841,514	6.00%, 2034	2,914,205
2,382,915	6.00%, 2035	2,443,849
879,973	6.50%, 12/1/2017	916,404
1,393,998	6.50%, 2032	1,445,077
874,586	6.50%, 11/1/2034	905,421
5,442	7.00%, 2/1/2009	5,639
36,679	7.00%, 2012	38,443
144,641	7.00%, 9/1/2014	151,580
2,548	7.00%, 8/1/2023	2,701
1,337	7.00%, 12/1/2027	1,413
51,469	7.00%, 12/1/2028	54,373
454,094	7.00%, 2032	478,990
230	7.50%, 5/1/2027	246
101,547	7.50%, 12/1/2029	108,563
396,101	7.50%, 2/1/2031	423,603
180,932	8.00%, 2030	194,593
	GNMA
895,941	6.00%, 2033	924,854
874,913	6.50%, 4/15/2033	914,790
97,825	8.00%, 2030	105,738

	Total Mortgage Pass-Through Securities (Cost $46,702,178)	46,934,906

Sovereign Debt Securities — 1.1%

Principal
Amount		Value

$200,000	Pemex Project Funding Master Tr. 4.71% due 6/15/2010†(2)	$206,300
250,000	Quebec Province 4.60% due 5/26/2015	252,883
475,000	Republic of South Africa 6.50% due 6/2/2014	530,219
	United Mexican States
200,000	4.625% due 10/8/2008	201,300
250,000	8.00% due 9/24/2022	306,250

	Total Sovereign Debt Securities (Cost $1,367,649)	1,496,952

U.S. Government Securities — 19.8%

U.S. Government Agency Securities — 10.9%
	FHLMC
$5,000,000	2.875%, 5/15/2007	$4,917,045
390,000	3.15%, 12/16/2008	379,945
	FNMA
5,070,000	3.03%, 7/14/2005††(1)	5,064,159
3,600,000	3.25%, 1/15/2008	3,550,457
1,290,000	4.625%, 10/15/2014	1,322,990

		15,234,596

U.S. Treasury Bonds and Notes — 8.9%
	U.S. Treasury Bonds
5,046,000	5.375%, 2/15/2031	5,954,280
3,510,000	6.00%, 2/15/2026	4,324,703
	U.S. Treasury Notes
180,000	3.00%, 12/31/2006	178,348
2,035,000	4.125%, 5/15/2015	2,064,729

		12,522,060

	Total U.S. Government Securities (Cost $26,881,777)	27,756,656

Commercial Paper — 3.3%

Food and Beverage — 3.3%
$3,000,000	Coca-Cola Enterprises, Inc. 3.02% due 7/14/2005 (1)	$2,996,728
1,600,000	Nestle Capital Corp. 2.965% due 7/13/2005 (1)	1,598,293

	Total Commercial Paper (Cost $4,595,021)	4,595,021

Taxable Municipal Security — 0.1%
$200,000	Oregon Sch. Brds. Association 4.759% due 6/30/2028 (Cost $200,000)	$200,470

See notes to financial statements.

■	The Guardian Investment Quality Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Repurchase Agreement — 1.5%

Principal
Amount		Value

$2,139,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $2,139,190 at 3.20%, due 7/1/2005 (1)(3) (Cost $2,139,000)	$2,139,000

Total Investments — 105.9% (Cost $146,029,203)		148,323,794

Payables for Mortgage Pass-Throughs Delayed Delivery Securities (1) — (5.7)%		(7,987,581)

Liabilities in Excess of Cash, Receivables and Other Assets — (0.2)%		(272,135)

Net Assets — 100%		$140,064,078

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $2,668,534 representing 1.9% of net assets.

††	Discount note. The rate shown is the effective yield at date of purchase.

(1)	Securities are segregated to cover forward mortgage purchases.

(2)	Floating rate note. The rate shown is the rate in effect at June 30, 2005.

(3)	The repurchase agreement is collateralized by $2,175,000 in U.S. Government Agency 4.65%, due 10/10/13, with a value of $2,185,875.

See notes to financial statements.

■	The Guardian Low Duration Bond Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Asset Backed Securities — 23.4%

Principal
Amount		Value

$570,000	Capital Auto Receivables Asset Tr. 2005-1 A4 4.05% due 7/15/2009	$570,711
340,000	Carmax Auto Owner Tr. 2005-1 A4 4.35% due 3/15/2010	342,347
282,000	Caterpillar Financial Asset Tr. 2004-A A3 3.13% due 1/26/2009	279,315
500,000	Chase Manhattan Auto Owner Tr. 2003-A A4 2.06% due 12/15/2009	486,694
565,000	Ford Credit Auto Owner Tr. 2005-B A4 4.38% due 1/15/2010	569,148
590,000	Harley-Davidson Motorcycle Tr. 2004-1 A2 2.53% due 11/15/2011	574,711
242,000	Navistar Financial Corp. Owner Tr. 2004-A A3 2.01% due 8/15/2008	238,054
510,000	New Century Home Equity Loan Tr. 2004-4 A4 3.594% due 2/25/2035 (1)	511,421
335,000	Nissan Auto Receivables Owner Tr. 2003-B A4 2.05% due 3/16/2009	326,843
400,000	PP&L Transition Bond Co. LLC 1999-1 A7 7.05% due 6/25/2009	415,786
510,000	Renaissance Home Equity Loan Tr. 2005-2 AF3 4.499% due 8/25/2035 (1)	510,306
	Residential Asset Mtg. Prods., Inc. 2003-RZ3 A3
402,098	2.14% due 2/25/2030	399,614
	2003-RZ4 A5
510,000	4.66% due 2/25/2032	509,650
560,000	Residential Asset Secs. Corp. 2003-KS2 AI5 5.01% due 4/25/2033	567,245
300,000	Residential Funding Mtg. Secs. 2003-HS3 AI2 3.15% due 7/25/2018	295,757
170,000	SLMA Student Loan Tr. 2002-5 A4L 3.56% due 9/17/2018 (1)	170,824
495,000	Volkswagen Auto Lease Tr. 2005-A A2 3.52% due 4/20/2007	494,026
335,000	WFS Financial Owner Tr. 2003-3 A4 3.25% due 5/20/2011	331,482
587,000	World Omni Auto Receivables Tr. 2005-A A4 3.82% due 11/12/2011	582,667

	Total Asset Backed Securities (Cost $8,201,648)	8,176,601

Collateralized Mortgage Obligations — 11.4%

Principal
Amount		Value

$330,853	Countrywide Alternative Loan Tr. 2005-14 1A1 3.30% due 5/25/2035 (1)	$326,724
	FHLMC 2430 GD
3,381	6.50% due 11/15/2030	3,376
	2598 QC
435,000	4.50% due 6/15/2027	433,566
	2744 VC
258,910	5.50% due 4/15/2011	266,829
	2500 TD
420,000	5.50% due 2/15/2016	426,732
	20 H
170,369	5.50% due 10/25/2023	174,342
	1650 J
459,478	6.50% due 6/15/2023	470,127
	FNMA 2003-24 PU
449,998	3.50% due 11/25/2015	442,264
	2003-13 ME
443,000	5.00% due 2/25/2026	445,123
	2002-55 PC
306,857	5.50% due 4/25/2026	308,231
	2001-51 PH
166,446	6.00% due 8/25/2030	169,235
116,701	GNMA 2002-93 NV 4.75% due 2/20/2032	116,355
59,975	Prudential Home Mtg. Secs. 1993-60 A3 6.75% due 12/25/2023	59,832
340,000	Washington Mutual 2003-AR10 A4 4.075% due 10/25/2033	338,096

	Total Collateralized Mortgage Obligations (Cost $4,023,001)	3,980,832

Commercial Mortgage Backed Securities — 10.9%
	Chase Comm’l. Mtg. Secs. Corp. 1998-2 A2
$625,000	6.39% due 11/18/2030	$665,093
	1997-1 C
570,000	7.37% due 6/19/2029	600,057
	GMAC Comm’l. Mtg. Secs., Inc. 1997-C1 A3
261,765	6.869% due 7/15/2029	273,340
	1999-C2 A2
140,000	6.945% due 9/15/2033	152,365
269,640	Greenwich Capital Comm’l. Funding Corp.
	2004-GG1 A2
	3.835% due 6/10/2036	268,101
260,000	J.P. Morgan Comm’l. Mtg. Fin. Corp.
	1997-C5 B
	7.159% due 9/15/2029	275,000
125,068	LB UBS Comm’l. Mtg. Tr.
	2001-C3 A1
	6.058% due 6/15/2020	130,302

See notes to financial statements.

■	The Guardian Low Duration Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

Principal
Amount		Value

$225,000	Midland Realty Acceptance Corp. 1996-C1 C
	7.86% due 8/25/2028 (1)	$228,313
	Morgan Stanley Capital I
	1999-WF1 A1
32,289	5.91% due 11/15/2031	32,530
	1999-RM1 E
340,000	7.208% due 12/15/2031 (1)	369,289
575,843	Mtg. Capital Funding, Inc.
	1998-MC3 A2
	6.337% due 11/18/2031	603,942
189,000	Salomon Brothers Mtg. Secs. VII, Inc.
	2001-C2 A2
	6.168% due 2/13/2010	198,877

	Total Commercial Mortgage Backed Securities (Cost $3,832,696)	3,797,209

Corporate Bonds — 32.3%

Automotive — 5.1%
$500,000	DaimlerChrysler NA Hldg. 4.75% due 1/15/2008	$501,932
500,000	Delphi Corp. 6.55% due 6/15/2006	486,250
400,000	Ford Motor Credit Co. 6.875% due 2/1/2006	403,998
400,000	General Motors Acceptance Corp. 6.125% due 9/15/2006	400,286

		1,792,466

Energy — 1.4%
500,000	Repsol Int’l. Fin. BV 7.45% due 7/15/2005	500,880

Entertainment — 1.2%
400,000	AOL Time Warner, Inc. 6.15% due 5/1/2007	413,888

Finance Companies — 5.8%
500,000	American General Fin. Corp. 5.875% due 12/15/2005	504,541
500,000	Capital One Bank 6.875% due 2/1/2006	507,904
500,000	General Electric Capital Corp. 3.50% due 8/15/2007	494,133
500,000	MBNA America Bank NA 6.50% due 6/20/2006	511,640

		2,018,218

Financial — 0.7%
250,000	Lehman Brothers Hldgs., Inc. 6.25% due 5/15/2006	254,590

Food and Beverage — 1.5%
500,000	Kellogg Co.
	6.00% due 4/1/2006	508,147

Lodging — 0.7%
250,000	Marriott Int’l., Inc.
	6.875% due 11/15/2005	252,674

Media–Cable — 1.5%
500,000	Cox Comm., Inc.
	7.75% due 8/15/2006	516,301

Natural Gas–Pipelines — 4.0%
500,000	Duke Energy Field Svcs.
	7.50% due 8/16/2005	501,964
500,000	Enterprise Prods. Operating LP
	4.00% due 10/15/2007	495,005
400,000	Sempra Energy
	4.621% due 5/17/2007	401,889

		1,398,858

Paper and Forest Products — 0.7%
250,000	Abitibi-Consolidated, Inc.
	8.30% due 8/1/2005	250,000

Real Estate Investment Trust — 2.7%
505,000	Avalon Bay Communities, Inc.
	6.80% due 7/15/2006	517,939
400,000	Simon Ppty. Group LP
	6.875% due 10/27/2005	403,584

		921,523

Services — 0.7%
250,000	Cendant Corp.
	6.875% due 8/15/2006	257,017

Utilities–Electric and Water — 3.4%
250,000	Niagara Mohawk Power Corp.
	6.625% due 7/1/2005	250,000
500,000	Nisource Fin. Corp.
	7.625% due 11/15/2005	506,558
425,000	PSEG Power LLC
	6.875% due 4/15/2006	433,821

		1,190,379

Wireline Communications — 2.9%
500,000	France Telecom
	7.45% due 3/1/2006 (1)	510,953
500,000	Sprint Capital Corp.
	6.00% due 1/15/2007	512,373

		1,023,326

	Total Corporate Bonds (Cost $11,421,566)	11,298,267

U.S. Government Securities — 17.3%

U.S. Government Agency Securities — 5.3%
	FHLMC
$585,000	3.15%, 12/16/2008	$569,917
375,000	3.625%, 2/15/2008	372,877
	FNMA
920,000	3.875%, 2/15/2010	918,219

		1,861,013

U.S. Treasury Notes — 12.0%
	U.S. Treasury Notes
980,000	2.625%, 5/15/2008	952,323
447,000	2.625%, 3/15/2009	430,709
570,000	3.125%, 5/15/2007	564,611
485,000	3.375%, 12/15/2008	480,131
180,000	3.75%, 5/15/2008	180,394
1,573,000	3.875%, 5/15/2010	1,581,971

		4,190,139

	Total U.S. Government Securities (Cost $6,026,072)	6,051,152

See notes to financial statements.

■	The Guardian Low Duration Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

June 30, 2005 (Unaudited)

Repurchase Agreement — 4.7%
$1,632,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $1,632,145 at 3.20%, due 7/1/2005 (2) (Cost $1,632,000)	$1,632,000

Total Investments — 100.0% (Cost $35,136,983)		34,936,061

Liabilities in Excess of Cash, Receivables and Other Assets — (0.0)%		(11,545)

Net Assets — 100%		$34,924,516

(1)	Floating rate note. The rate shown is the rate in effect at June 30, 2005.

(2)	The repurchase agreement is collateralized by $1,535,000 in U.S. Government Agency 5.50%, due 3/15/11, with a value of $1,666,434.

See notes to financial statements.

■	The Guardian High Yield Bond Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Corporate Bonds — 94.3%

		Rating
Principal		Moody’s/
Amount		S&P*	Value

Aerospace and Defense — 1.3%
	Comm. & Power Inds., Inc.
$671,000	Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B-	$674,355
	L-3 Comms. Corp.
404,000	Sr. Sub. Nt. 6.125% due 7/15/2013	Ba3/BB+	406,020

			1,080,375

Automotive — 2.0%
	Keystone Automotive Operations
808,000	Sr. Sub. Nt. 9.75% due 11/1/2013	B3/B-	799,920
	Tenneco Automotive, Inc.
515,000	Sr. Nt. 8.625% due 11/15/2014	B3/B-	517,575
	United Components, Inc.
400,000	Sr. Sub. Nt. 9.375% due 6/15/2013	B3/B	403,000

			1,720,495

Building Materials — 2.5%
	Compression Polymers Hldg. Corp.
600,000	Sr. Nt.† 10.50% due 7/1/2013	B2/B-	606,000
	Norcraft Cos. Fin
500,000	Sr. Sub. Nt. 9.00% due 11/1/2011	B3/B-	515,000
	Ply Gem Inds., Inc.
556,000	Sr. Sub. Nt. 9.00% due 2/15/2012	B3/B-	469,820
	Texas Inds., Inc.
570,000	Sr. Nt.† 7.25% due 7/15/2013	Ba3/BB-	584,250

			2,175,070

Chemicals — 6.0%
	Equistar Chemicals LP
1,185,000	Sr. Nt. 10.125% due 9/1/2008	B2/BB-	1,282,762
	Huntsman Advanced Materials
373,000	Sec. Nt. 11.00% due 7/15/2010	Ba3/BB-	421,490
	Huntsman ICI Chemicals LLC
400,000	Sr. Sub. Nt. 10.125% due 7/1/2009	B3/B	411,500
	Huntsman Int’l. LLC
224,000	Sr. Nt. 9.875% due 3/1/2009	B2/B+	239,680
	Koppers, Inc.
584,000	Sec. Nt. 9.875% due 10/15/2013	B2/B	630,720
	Lubrizol Corp.
870,000	Sr. Nt. 5.50% due 10/1/2014	Baa3/BB+	897,245
	Lyondell Chemical Co.
372,000	Sr. Sub. Nt. 10.875% due 5/1/2009	B3/B	385,950
	Millennium America, Inc.
484,000	Sr. Nt. 9.25% due 6/15/2008	B1/BB-	523,930
	Nalco Co.
298,000	Sr. Sub. Nt. 8.875% due 11/15/2013	Caa1/B-	319,605

			5,112,882

Construction Machinery — 2.5%
	Nationsrent, Inc.
400,000	Sr. Nt.† 9.50% due 5/1/2015	Caa1/B-	396,000
	NMHG Hldg. Co.
140,000	Sr. Nt. 10.00% due 5/15/2009	B3/B+	147,000
	Terex Corp.
285,000	Sr. Sub. Nt. 9.25% due 7/15/2011	B3/B	309,225
285,000	Sr. Sub. Nt. 10.375% due 4/1/2011	B3/B	309,225
	United Rentals NA, Inc.
960,000	Sr. Sub. Nt. 7.75% due 11/15/2013	B2/B+	943,200

			2,104,650

Consumer Products — 2.0%
	Bombardier Recreational Products
286,000	Sr. Sub. Nt. 8.375% due 12/15/2013	B3/B-	304,590
	Elizabeth Arden, Inc.
410,000	Sr. Sub. Nt. 7.75% due 1/15/2014	B2/B-	427,425
	Jafra Cosmetics
539,000	Sr. Sub. Nt. 10.75% due 5/15/2011	B3/B-	603,680
	Riddell Bell Hldgs., Inc.
360,000	Sr. Nt. 8.375% due 10/1/2012	B3/B-	360,900

			1,696,595

Electric — 15.2%
	Allegheny Energy Supply
1,490,000	Nt. 7.80% due 3/15/2011	Ba3/B	1,624,100
	Calpine Canada Energy
505,000	Sr. Nt. 8.50% due 5/1/2008	Caa3/CCC	363,600
	Dynegy Hldgs., Inc.
610,000	Sec. Nt.† 9.875% due 7/15/2010	B3/B-	674,050
400,000	Sr. Sec. Nt.† 10.125% due 7/15/2013	B3/B-	452,000
	Edison Mission Energy
365,000	Sr. Nt. 9.875% due 4/15/2011	B1/B+	427,506
	Mission Energy Hldg.
1,840,000	Sr. Sec. Nt. 13.50% due 7/15/2008	B2/CCC+	2,185,000
	Nevada Power Co.
515,000	Gen’l. Ref. Mtg. Nt.† 5.875% due 1/15/2015	Ba2/BB	517,575
	NRG Energy, Inc.
644,000	Sec. Nt.† 8.00% due 12/15/2013	B1/B	679,420

See notes to financial statements.

■	The Guardian High Yield Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

		Rating
Principal		Moody’s/
Amount		S&P*	Value

	Reliant Energy, Inc.
$505,000	Sec. Nt. 6.75% due 12/15/2014	B1/B+	$493,637
	Sierra Pacific Resources
1,600,000	Sr. Nt. 8.625% due 3/15/2014	B2/B-	1,768,000
	Teco Energy, Inc.
202,000	Sr. Nt.† 6.75% due 5/1/2015	Ba2/BB	214,120
1,295,000	Nt. 7.00% due 5/1/2012	Ba2/BB	1,398,600
	TXU Corp.
1,010,000	Sr. Nt.† 5.55% due 11/15/2014	Ba1/BB+	979,555
	UtiliCorp Canada Fin.
1,200,000	Sr. Nt. 7.75% due 6/15/2011	B2/B-	1,236,000

			13,013,163

Energy — 2.9%
	Chesapeake Energy Corp.
318,000	Sr. Nt.† 6.375% due 6/15/2015	Ba3/BB-	325,950
398,000	Sr. Nt.† 6.625% due 1/15/2016	Ba3/BB-	410,935
	Dresser, Inc.
447,000	Sr. Nt. 9.375% due 4/15/2011	B2/B-	470,467
	Newpark Resources, Inc.
700,000	Sr. Sub. Nt. Ser. B 8.625% due 12/15/2007	B2/B	693,000
	Pride Int’l., Inc.
219,000	Sr. Nt. 7.375% due 7/15/2014	Ba2/BB-	240,353
	Western Oil Sands, Inc.
298,000	Sr. Sec. Nt. 8.375% due 5/1/2012	Ba2/BB+	339,347

			2,480,052

Entertainment — 2.1%
	Intrawest Corp.
720,000	Sr. Nt. 7.50% due 10/15/2013	B1/B+	738,900
	Time Warner Cos., Inc.
870,000	Debt. 7.25% due 10/15/2017	Baa1/BBB+	1,033,384

			1,772,284

Environmental — 0.4%
	Allied Waste NA, Inc.
335,000	Sr. Nt. 7.875% due 4/15/2013	B2/BB-	342,538

Food and Beverage — 2.9%
	American Seafood Group LLC
560,000	Sr. Sub. Nt. 10.125% due 4/15/2010	B3/B-	600,600
	ASG Consolidated LLC
550,000	Sr. Disc. Nt. (1) 0/11.50% due 11/1/2011	Caa1/B-	394,625
	Del Monte Corp.
618,000	Sr. Sub. Nt.† 6.75% due 2/15/2015	B2/B	630,360
	Michael Foods, Inc.
808,000	Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B-	822,140

			2,447,725

Gaming — 0.9%
	Harrahs Operating Co., Inc.
435,000	Nt. 5.375% due 12/15/2013	Baa3/BBB-	441,320
	Sun Int’l. Hotels Ltd.
285,000	Sr. Sub. Nt. 8.875% due 8/15/2011	B2/B	304,950

			746,270

Health Care — 6.8%
	Bio Rad Laboratories, Inc.
358,000	Sr. Sub. Nt. 6.125% due 12/15/2014	Ba3/BB-	361,580
	Coventry Health Care, Inc.
618,000	Sr. Nt. 6.125% due 1/15/2015	Ba1/BBB-	628,815
	Fisher Scientific Int’l., Inc.
800,000	Sr. Sub. Nt.† 6.125% due 7/1/2015	Ba3/BB+	801,000
376,000	Sr. Sub. Nt. 8.00% due 9/1/2013	Ba3/BB+	429,580
	Fresenius Medical Care
570,000	Capital Tr. 7.875% due 6/15/2011	B1/BB-	612,750
	HCA, Inc.
995,000	Nt. 6.375% due 1/15/2015	Ba2/BB+	1,032,420
	Medical Device Mfg., Inc.
366,000	Sr. Sub. Nt. 10.00% due 7/15/2012	Caa1/B-	393,450
	National Nephrology Assocs., Inc.
515,000	Sr. Sub. Nt.† 9.00% due 11/1/2011	B1/B	578,087
	Triad Hospitals, Inc.
498,000	Sr. Sub. Nt. 7.00% due 11/15/2013	B3/B	511,695
	Vanguard Health Hldg. Co. II
400,000	Sr. Sub. Nt. 9.00% due 10/1/2014	Caa1/CCC+	432,000

			5,781,377

Home Construction — 0.9%
	K. Hovnanian Enterprises, Inc.
309,000	Sr. Nt. 6.25% due 1/15/2015	Ba1/BB	305,138
	Meritage Homes Corp.
500,000	Sr. Nt. 7.00% due 5/1/2014	Ba3/BB-	488,750

			793,888

Industrial–Other — 1.0%
	Da Lite Screen Co., Inc.
224,000	Sr. Nt. 9.50% due 5/15/2011	B2/B-	238,560
	PerkinElmer, Inc.
560,000	Sr. Sub. Nt. 8.875% due 1/15/2013	Ba2/BB-	623,000

			861,560

See notes to financial statements.

■	The Guardian High Yield Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

		Rating
Principal		Moody’s/
Amount		S&P*	Value

Lodging — 0.4%
	Host Marriott LP
$400,000	Sr. Nt.† 6.375% due 3/15/2015	Ba3/B+	$396,000

Media–Cable — 6.5%
	Charter Comm. Hldgs. II
1,272,000	Sr. Nt. 10.25% due 9/15/2010	Caa1/CCC-	1,286,310
	Charter Comm. Operating LLC
372,000	Sr. Nt.† 8.00% due 4/30/2012	B2/B-	370,140
	Comcast Cable Comm.
870,000	Nt. 8.875% due 5/1/2017	Baa2/BBB+	1,148,296
	CSC Hldgs., Inc.
730,000	Debt. 7.625% due 7/15/2018	B1/BB-	704,450
1,120,000	Debt. 7.875% due 2/15/2018	B1/BB-	1,103,200
	Insight Comm., Inc.
515,000	Sr. Disc. Nt. (1) 0/12.25% due 2/15/2011	Caa2/CCC+	516,288
	Insight Midwest LP
373,000	Sr. Nt. 10.50% due 11/1/2010	B2/B	395,380

			5,524,064

Media–NonCable — 6.4%
	Dex Media East LLC
351,000	Sr. Sub. Nt. 12.125% due 11/15/2012	B2/B	420,323
	DirecTV Hldgs. Fin.
1,200,000	Sr. Nt.† 6.375% due 6/15/2015	Ba2/BB-	1,194,000
181,000	Sr. Nt. 8.375% due 3/15/2013	Ba2/BB-	200,457
	EchoStar DBS Corp.
365,000	Sr. Nt. 6.375% due 10/1/2011	Ba3/BB-	361,806
400,000	Sr. Nt. 6.625% due 10/1/2014	Ba3/BB-	395,000
	Houghton Mifflin Co.
500,000	Sr. Sub. Nt. 9.875% due 2/1/2013	Caa1/B-	533,750
	News America, Inc.
870,000	Debt. 7.25% due 5/18/2018	Baa3/BBB-	1,019,226
	R.H. Donnelley Fin. Corp. I
465,000	Sr. Sub. Nt.† 10.875% due 12/15/2012	B2/B+	540,563
	Radio One, Inc.
795,000	Sr. Sub. Nt.† 6.375% due 2/15/2013	B2/B	782,081

			5,447,206

Metals and Mining — 2.9%
	AK Steel Corp.
800,000	Sr. Nt. 7.75% due 6/15/2012	B1/B+	676,000
	Luscar Coal Ltd.
286,000	Sr. Nt. 9.75% due 10/15/2011	Ba3/BB	314,600
	Oregon Steel Mills, Inc.
1,030,000	1st Mtg. Nt. 10.00% due 7/15/2009	B1/B+	1,109,825
	Peabody Energy Corp.
365,000	Sr. Nt. 6.875% due 3/15/2013	Ba3/BB-	386,900

			2,487,325

Natural Gas–Pipelines — 6.3%
	Amerigas Partners LP
618,000	Sr. Nt.† 7.25% due 5/20/2015	B2/BB-	642,720
	El Paso Natural Gas
670,000	Sr. Nt. 7.625% due 8/1/2010	B1/B	707,319
	Enterprise Products Operating
870,000	Nt.† 5.00% due 3/1/2015	Baa3/BB+	854,280
	Holly Energy Partners LP
410,000	Sr. Nt.† 6.25% due 3/1/2015	Ba3/B+	399,750
	Northwest Pipeline Corp.
208,000	Sr. Nt. 8.125% due 3/1/2010	Ba2/B+	225,680
	Southern Natural Gas Co.
623,000	Nt. 7.35% due 2/15/2031	B1/B	662,736
	Transcontinental Gas Pipeline Corp.
180,000	Nt. Ser. B 7.00% due 8/15/2011	Ba2/B+	193,950
	Williams Cos., Inc.
1,475,000	Nt. 8.125% due 3/15/2012	B1/B+	1,674,125

			5,360,560

Noncaptive Consumer — 0.7%
	Dollar Financial Group, Inc.
559,000	Sr. Nt. 9.75% due 11/15/2011	B3/B	576,469

Non Sovereign — 1.3%
	Gazprom OAO
900,000	Nt.† 9.625% due 3/1/2013	NR/BB-	1,103,625

Packaging — 2.3%
	Ball Corp.
417,000	Sr. Nt. 6.875% due 12/15/2012	Ba2/BB	437,850
	Crown European Hldgs. S.A.
355,000	Sec. Nt. 9.50% due 3/1/2011	B1/B+	392,275
	Owens-Brockway Glass Container
400,000	Sr. Sec. Nt. 7.75% due 5/15/2011	B1/BB-	425,000
424,000	Sec. Nt. 8.875% due 2/15/2009	B1/BB-	450,500
	Silgan Hldgs., Inc.
298,000	Sr. Sub. Nt. 6.75% due 11/15/2013	B1/B+	306,940

			2,012,565

See notes to financial statements.

■	The Guardian High Yield Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

		Rating
Principal		Moody’s/
Amount		S&P*	Value

Paper and Forest Products — 2.7%
	Georgia-Pacific Corp.
$618,000	Sr. Nt. 9.375% due 2/1/2013	Ba2/BB+	$699,112
	Graphic Packaging Int’l., Inc.
522,000	Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B-	525,915
	Millar Western Forest
298,000	Sr. Nt. 7.75% due 11/15/2013	B2/B+	279,375
	Packaging Corp. of America
824,000	Sr. Nt. 5.75% due 8/1/2013	Ba1/BBB	823,960

			2,328,362

Retailers — 2.5%
	J.C. Penney Co., Inc.
1,648,000	Debt. 7.95% due 4/1/2017	Ba1/BB+	1,899,320
	Rent-A-Center
239,000	Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B1/BB-	239,000

			2,138,320

Technology — 2.2%
	Flextronics Int’l. Ltd.
606,000	Sr. Sub. Nt. 6.25% due 11/15/2014	Ba2/BB-	601,455
	Iron Mountain, Inc.
700,000	Sr. Sub. Nt. 8.625% due 4/1/2013	Caa1/B	724,500
	Magnachip Semiconductor
600,000	Sr. Nt.† 6.875% due 12/15/2011	Ba3/B+	588,000

			1,913,955

Textile — 1.3%
	Oxford Inds., Inc.
300,000	Sr. Nt. 8.875% due 6/1/2011	B2/B	321,000
	Russell Corp.
350,000	Sr. Nt. 9.25% due 5/1/2010	B1/B+	369,250
	William Carter Co.
422,000	Sr. Sub. Nt. Ser. B 10.875% due 8/15/2011	B3/B+	472,708

			1,162,958

Transportation — 0.7%
	Omi Corp.
600,000	Sr. Nt. 7.625% due 12/1/2013	B1/B+	597,750

Wireless Communications — 5.6%
	Centennial Cell Comm. Corp.
700,000	Sr. Nt. 10.125% due 6/15/2013	B3/CCC	791,000
	Inmarsat Fin. PLC
477,000	Sr. Nt. 7.625% due 6/30/2012	B2/B-	503,235
	Nextel Comm., Inc.
1,970,000	Sr. Nt. 7.375% due 8/1/2015	Ba3/BB	2,127,600
	Nextel Partners, Inc.
350,000	Sr. Nt. 8.125% due 7/1/2011	Ba3/BB-	379,750
	Rogers Wireless, Inc.
580,000	Sr. Sub. Nt. 8.00% due 12/15/2012	B2/B+	624,950
	Ubiquitel Operating Co.
298,000	Sr. Nt. 9.875% due 3/1/2011	Caa1/CCC	327,055

			4,753,590

Wireline Communications — 3.1%
	Citizens Comm. Co.
238,000	Sr. Nt. 6.25% due 1/15/2013	Ba3/BB+	230,265
	MCI, Inc.
397,000	Sr. Nt. (3) 7.688% due 5/1/2009	B2/B+	413,376
	Qwest Corp.
397,000	Debt. 7.20% due 11/10/2026	Ba3/BB-	357,300
1,085,000	Sr. Nt.† 7.875% due 9/1/2011	Ba3/BB-	1,131,113
	U.S. West Comm.
480,000	Debt. 8.875% due 6/1/2031	Ba3/BB-	484,800

			2,616,854

	Total Corporate Bonds (Cost $78,343,481)		80,548,527

Sovereign Debt Security — 1.5%
	Federative Republic of Brazil
$1,163,000	Nt. 9.25% due 10/22/2010	B1/BB-
	(Cost $1,196,889)		$1,293,838

Warrant — 0.0%

	XM Satellite Radio, Inc.
330	exp. 3/15/2010
	(Cost $66,660)		$19,800

See notes to financial statements.

■	The Guardian High Yield Bond Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

June 30, 2005 (Unaudited)

Repurchase Agreement — 4.0%

Principal
Amount		Value

$3,351,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $3,351,298 at 3.20% due 7/1/2005 (2) (Cost $3,351,000)	$3,351,000

Total Investments — 99.8% (Cost $82,958,030)		85,213,165

Cash, Receivables and Other Assets Less Liabilities — 0.2%		196,076

Net Assets — 100%		$85,409,241

*	Unaudited.

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $15,851,574 representing 18.6% of net assets.

(1)	Step-up bond.

(2)	The repurchase agreement is collateralized by $3,150,000 in U.S. Government Agency 5.50%, due 3/15/11, with a value of $3,419,719.

(3)	Floating rate note. The rate shown is the rate in effect at June 30, 2005.

See notes to financial statements.

■	The Guardian Tax-Exempt Fund
Schedule of Investments

June 30, 2005 (Unaudited)

Municipal Bonds — 97.8%

		Rating
Principal		Moody’s/
Amount		S&P*	Value

Alabama — 1.3%
$1,000,000	Alabama 21st Century Auth. Tobacco Settlement Rev., 5.25% due 12/1/2009	Baa1/A-	$1,079,270
160,000	Alabama 21St Century Authority Tobacco, 5.75% due 12/1/2019	Baa1/A-	169,786

			1,249,056

Alaska — 1.4%
1,300,000	Northern Tobacco Securitization Corp., 5.80% due 6/1/2012	Baa3/BBB	1,397,201

Arizona — 2.9%
1,500,000	Phoenix, AZ Civic Impt. Corp. Wtr. Sys. Rev., 5.50% due 7/1/2020	Aaa/AAA	1,666,830
1,000,000	Phoenix, AZ G.O. Ser. B, 5.375% due 7/1/2020	Aa1/AA+	1,115,970

			2,782,800

Arkansas — 1.1%
1,000,000	Arkansas St. G.O. Fed. Hwy. Grant Ser. A, 5.50% due 8/1/2011	Aa2/AA	1,096,280

California — 8.5%
2,000,000	California St. G.O., 5.25% due 11/1/2027	A3/A	2,166,500
2,000,000	California St. Pub. Wks. Brd. Dept. of Mental Hlth., 5.50% due 6/1/2023	Baa1/A-	2,182,060
750,000	Golden St. Tobacco Securitization Corp. Ser. 2003-A-1, 5.00% due 6/1/2012	Baa3/BBB	797,145
1,250,000	Metropolitan Wtr. Dist. South California Wtrwks. Rev. Ser. B-1, 5.00% due 10/1/2029	Aaa/AAA	1,335,088
1,690,000	Napa Valley, CA Unified Sch. Dist. G.O., 5.00% due 8/1/2028	Aaa/AAA	1,823,087

			8,303,880

Connecticut — 1.1%
100,000	Connecticut St. Hlth. & Educational Facs. Auth. Rev. Yale Univ. Ser. U, 2.30% due 7/1/2033 (1)	Aaa/AAA	100,000
1,000,000	Connecticut St. Special Tax Obligation Rev. Trans. Infrastructure Ser. 1, 2.40% due 9/1/2020 (1)	Aaa/AAA	1,000,000

			1,100,000

Florida — 5.3%
1,500,000	Florida St. Brd. of Ed. Lottery Rev. Ser. C, 5.25% due 7/1/2016	Aaa/AAA	1,640,400
1,000,000	Lakes By The Bay South Community, 6.25% due 5/1/2034	NR/NR	1,067,170
2,255,000	St. Johns Cnty., FL Sales Tax Rev., 5.25% due 10/1/2027	Aaa/AAA	2,478,042

			5,185,612

Georgia — 2.5%
1,000,000	Fulton Cnty., GA Dev. Auth. Rev. Georgia Tech. Foundation Ser. A, 5.125% due 11/1/2021	Aa1/AA+	1,083,110
350,000	Gainesville, GA Wtr. & Swg. Rev., 5.25% due 11/15/2018	Aaa/AAA	381,920
1,000,000	Municipal Electric Auth. Georgia, 2.33% due 1/1/2026 (1)	Aaa/AAA	1,000,000

			2,465,030

Illinois — 1.1%
1,000,000	Chicago, IL Brd. of Ed. Ser. A, 5.25% due 12/1/2018	Aaa/AAA	1,097,500

Iowa — 3.4%
	Tobacco Settlement Auth. IA Rev. Ser. B,
1,615,000	5.50% due 6/1/2011	Baa3/BBB	1,741,180
1,500,000	5.60% due 6/1/2035	Baa3/BBB	1,538,715

			3,279,895

Kansas — 2.6%
1,300,000	Kansas St. Dev. Fin. Auth. Lease, 5.125% due 4/1/2022	Aaa/AAA	1,415,856
1,000,000	Wyandotte Cnty., Kansas City, KS Impt. Ser. B, 5.00% due 9/1/2028	Aaa/AAA	1,065,700

			2,481,556

Maryland — 1.1%
1,000,000	Prince Georges Cnty., MD Industrial Dev. Auth. Ref., 5.00% due 6/30/2019	Aaa/AAA	1,089,870

Massachusetts — 4.4%
1,500,000	Massachusetts St. Housing Fin. Agy. Ser. B, 5.00% due 6/1/2030	Aa3/AA-	1,549,560
1,500,000	Massachusetts St. Special Obligation Rev., 5.25% due 1/1/2028	Aaa/AAA	1,681,920
1,000,000	Massachusetts St. Wtr. Resources Auth. Rev. Ser. A, 5.00% due 8/1/2029	Aaa/AAA	1,064,450

			4,295,930

See notes to financial statements.

■	The Guardian Tax-Exempt Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

		Rating
Principal		Moody’s/
Amount		S&P*	Value

Michigan — 1.5%
$1,500,000	Michigan St. Univ. Rev. Ser. A, 2.35% due 8/15/2030 (1)	A2/AA	$1,500,000

Minnesota — 5.5%
2,000,000	Minnesota St. Muni. Power Agy. Electric, 5.25% due 10/1/2024	A3/NR	2,180,060
1,500,000	Rochester, MN Waste Wtr. Ser. A G.O., 5.00% due 2/1/2026	Aaa/AAA	1,609,620
1,500,000	St. Paul, MN Port Auth. Lease Rev., 5.125% due 12/1/2027	Aa2/AA+	1,605,000

			5,394,680

Missouri — 1.1%
1,000,000	Camdenton, MO Reorganized Sch. Dist. Ref. & Impt. G.O., 5.25% due 3/1/2024	Aaa/AAA	1,102,600

New Jersey — 6.7%
3,000,000	New Jersey St. Housing & Mtg. Fin. Agy. Rev. Ser. N, 2.35% due 10/1/2017 (1)	Aa2/AA	3,000,000
	Tobacco Settlement Financing Corp.,
1,500,000	5.50% due 6/1/2011	Baa3/BBB	1,617,195
1,735,000	5.50% due 6/1/2012	Baa3/BBB	1,868,873

			6,486,068

New York — 8.6%
1,500,000	Metropolitan Transportation, 5.00% due 11/15/2031	A2/A	1,593,390
1,255,000	New York City Industrial Dev. Agy., 5.25% due 3/1/2018	Aaa/AAA	1,386,198
2,000,000	New York St. Dormitory Auth. Rev. Mental Hlth. Facs. Impt. B, 5.00% due 2/15/2030	Aaa/AAA	2,138,400
1,500,000	New York St. Urban Dev. Corp., 5.25% due 1/1/2021	NR/AA-	1,601,175
1,500,000	Sales Tax Asset Receivable Corp. Ser. A Rev., 5.00% due 10/15/2029	Aaa/AAA	1,618,815

			8,337,978

North Carolina — 7.7%
1,345,000	Appalachian St. Univ. NC Rev. Ref., 5.00% due 7/15/2025	Aaa/NR	1,454,012
1,800,000	North Carolina Educational Facs. Fin. Agy. Rev. Duke Univ. Proj. Ser. B, 2.35% due 12/1/2021 (1)	Aa1/AA+	1,800,000
2,000,000	North Carolina St. Univ. NC Raleigh Rev. General Ser. A, 5.00% due 10/1/2024	Aaa/AAA	2,178,800
2,100,000	North Carolina St. Univ. NC Raleigh Rev. Ser. A, 2.35% due 12/15/2019 (1)	Aaa/AAA	2,100,000

			7,532,812

Ohio — 1.2%
1,050,000	Univ. of Cincinnati, OH General Rcpts. Ser. A, 5.50% due 6/1/2011	Aaa/AAA	1,180,725

Pennsylvania — 1.7%
1,500,000	Philadelphia, PA Wtr. & Wastewtr. Rev. Ser. A, 5.00% due 7/1/2029	Aaa/AAA	1,607,160

Puerto Rico — 5.6%
570,000	Childrens Trust Fund Prior, 5.375% due 5/15/2033	Baa3/BBB	588,924
2,000,000	Puerto Rico Comwlth., 5.00% due 7/1/2029	Baa2/BBB	2,103,420
1,000,000	Puerto Rico Muni. Fin. Agency Ser. A, 5.25% due 8/1/2021	Aaa/AAA	1,113,370
1,500,000	Puerto Rico Pub. Bldgs. Auth. Rev. Gov’t. Facs. Ser. I, 5.50% due 7/1/2020	Baa2/BBB	1,695,015

			5,500,729

South Carolina — 7.2%
350,000	Charleston Cnty., SC Sch. Dist. Ref. Ser. B, 5.00% due 2/1/2016	Aa1/AA+	379,284
1,250,000	Charleston, SC Wtrwks. & Swr. Rev., 5.25% due 1/1/2018	Aa3/AA-	1,370,625
1,000,000	Mount Pleasant, SC Wtr. & Swr. Rev. Ref. & Impt., 5.25% due 12/1/2019	Aaa/AAA	1,107,720
2,000,000	Piedmont Muni. Power Agy. SC Electric Rev. Ref. Ser. B, 2.40% due 1/1/2019 (1)	Aaa/AAA	2,000,000
2,000,000	Tobacco Settlement Rev. Management, 6.00% due 5/15/2022	Baa3/BBB	2,117,160

			6,974,789

Tennessee — 0.8%
700,000	Knox Cnty., TN Pub. Impt. G.O., 5.375% due 5/1/2020	Aa2/AA	755,776

Virginia — 3.2%
1,430,000	Newport News, VA Gen. Impt. Ser. D, 5.00% due 12/1/2022	Aa2/AA	1,551,607

See notes to financial statements.

■	The Guardian Tax-Exempt Fund

Schedule of Investments (Continued)
June 30, 2005 (Unaudited)

		Rating
Principal		Moody’s/
Amount		S&P*	Value

$1,500,000	Tobacco Settlement Financing Corp., 5.50% due 6/1/2026	Baa3/BBB	$1,541,415

			3,093,022

Washington — 5.2%
1,250,000	Snohomish Cnty., WA G.O., 5.375% due 12/1/2019	Aaa/AAA	1,378,075
2,000,000	Tobacco Settlement Auth. WA Rev., 6.25% due 6/1/2011	Baa3/BBB	2,234,420
1,500,000	Univ. of Washington Univ. Rev. General Ser. A Rev., 2.40% due 12/1/2036 (1)	Aaa/AAA	1,500,000

			5,112,495

Wisconsin — 5.1%
	Badger Tobacco Asset Securitization Corp.,
1,500,000	5.50% due 6/1/2010	Baa3/BBB	1,613,025
2,070,000	5.75% due 6/1/2011	Baa3/BBB	2,258,701
1,005,000	6.00% due 6/1/2017	Baa3/BBB	1,060,004

			4,931,730

	Total Municipal Bonds (Cost $90,932,628)		95,335,174

Total Investments — 97.8% (Cost $90,932,628)			95,335,174

Cash, Receivables and Other Assets Less Liabilities — 2.2%			2,130,210

Net Assets — 100%			$97,465,384

*	Unaudited.

(1)	Variable rate demand notes.
Glossary:
   G.O. — General Obligation.

See notes to financial statements.

■	The Guardian Cash Management Fund
Schedule of Investments

June 30, 2005 (unaudited)

Corporate Bonds — 4.8%

Principal		Maturity
Amount		Date	Value

Capital Markets — 1.5%
	Goldman Sachs Group LP
$3,500,000	6.34%	3/1/2006 †	$3,561,369
3,000,000	7.25%	10/1/2005	3,031,284

			6,592,653

Diversified Financial Services — 1.1%
5,000,000	CIT Group, Inc.
	6.50%	2/7/2006	5,078,480

Financial–Banks — 2.2%
1,500,000	Citicorp
	6.75%	8/15/2005	1,506,973
3,335,000	First Union Corp.
	7.05%	8/1/2005	3,346,712
5,000,000	First Union National Bank
	3.45%	7/13/2005	5,004,084

			9,857,769

	Total Corporate Bonds
	(Cost $21,528,902)		21,528,902

Certificates of Deposit — 5.6%
$5,000,000	Bank of America NA
	3.18%	8/17/2005	$5,000,000
5,000,000	Barclays Bank PLC
	3.11%	7/11/2005	5,000,024
5,000,000	Depfa Bank PLC
	3.23%	8/23/2005	5,000,000
5,000,000	Societe Generale NA
	3.10%	6/7/2006	5,000,000
5,000,000	Washington Mutual
	3.09%	7/18/2005	5,000,000

	Total Certificates of Deposit
	(Cost $25,000,024)		25,000,024

U.S. Government Securities — 2.2%

U.S. Government Agency Securities — 2.2%
$5,000,000	FHLB
	1.75%	8/15/2005	$4,990,946
5,000,000	FNMA
	2.32%	9/30/2005	5,000,000

	Total U.S. Government Securities
	(Cost $9,990,946)		9,990,946

Commercial Paper — 65.4%

ASSET BACKED — 5.6%
	Barton Capital Corp.
$3,000,000	3.14%	7/1/2005	$3,000,000
7,325,000	3.16%	7/13/2005	7,317,286
5,000,000	Sheffield Receivables Corp.
	3.22%	7/20/2005	4,991,503
10,000,000	Surrey Funding Corp.
	3.08%	7/6/2005	9,995,722

	TOTAL ASSET BACKED		25,304,511

FINANCIAL — 24.2%

Automotive — 3.3%
$5,000,000	American Honda Fin. Corp.
	3.01%	7/7/2005	$4,997,492
10,000,000	Toyota Motor Credit Corp.
	3.08%	7/18/2005	9,985,455

			14,982,947

Capital Markets — 2.2%
10,000,000	J.P. Morgan Chase
	3.27%	8/22/2005	9,952,767

Diversified Financial Services — 1.1%
5,000,000	Credit Suisse First Boston
	3.36%	9/22/2005	4,961,267

Finance Companies — 3.4%
5,000,000	Siemens Capital Corp.
	2.97%	7/1/2005	5,000,000
10,000,000	USAA Capital Corp.
	3.10%	7/5/2005	9,996,555

			14,996,555

Financial–Banks — 7.9%
5,000,000	Abbey National NA LLC
	3.07%	7/12/2005	4,995,310
5,000,000	BNP Paribas Finance
	3.017%	7/1/2005	5,000,000
5,450,000	Dexia Delaware LLC
	3.36%	9/13/2005	5,412,359
10,000,000	Dresdner Bank AG
	3.205%	8/23/2005	9,952,815
10,000,000	UBS Finance, Inc.
	3.265%	8/11/2005	9,962,815

			35,323,299

Financial–Other — 6.3%
5,000,000	Citigroup, Inc.
	3.06%	7/1/2005	5,000,000
8,300,000	Cooperative Associates Tractor Dealers
	3.32%	7/6/2005	8,296,173
10,000,000	Countrywide Fin. Corp.
	3.30%	7/27/2005	9,976,167
5,000,000	Govco, Inc.
	3.34%	9/16/2005	4,964,280

			28,236,620

	TOTAL FINANCIAL		108,453,455

INDUSTRIAL — 35.6%

Automotive — 2.2%
$10,000,000	BMW US Capital LLC
	3.16%	7/19/2005	$9,984,200

Beverage — 4.5%
5,000,000	Coca-Cola Co.
	3.29%	9/6/2005	4,969,385
5,000,000	Coca-Cola Enterprises, Inc.
	3.02%	7/5/2005	4,998,322
10,000,000	PepsiCo., Inc.
	3.03%	7/5/2005	9,996,633

			19,964,340

See notes to financial statements.

■	The Guardian Cash Management Fund

Schedule of Investments (Continued)
June 30, 2005 (unaudited)

Principal		Maturity
Amount		Date	Value

Computer Systems — 1.1%
$5,000,000	Hewlett Packard Co.
	3.10%	7/25/2005	$4,989,667

Conglomerates — 2.3%
	General Electric Capital Corp.
5,000,000	3.10%	7/25/2005	4,989,666
5,150,000	3.37%	9/22/2005	5,109,986

			10,099,652

Electronics and Instruments — 1.1%
5,000,000	Sharp Electronics
	3.23%	8/8/2005	4,982,953

Food and Beverage — 2.2%
10,000,000	Unilever Capital Corp.
	3.16%	7/1/2005	10,000,000

Food Products — 2.2%
10,000,000	Nestle Capital Corp.
	2.965%	7/1/2005	10,000,000

Health Care Equipment and Supplies — 2.2%
10,000,000	Medtronic, Inc.
	3.12%	7/7/2005	9,994,800

Household Durables — 2.2%
	Stanley Works
5,000,000	3.09%	7/18/2005	4,992,704
5,000,000	3.29%	8/29/2005	4,973,040

			9,965,744

Machinery–Industrial Specialty — 1.1%
5,000,000	Caterpillar Fin. Svcs.
	3.14%	8/16/2005	4,979,939

Media — 2.2%
10,000,000	Gannett Co., Inc.
	3.08%	7/5/2005	9,996,578

Merchandising–Mass — 2.2%
10,000,000	Wal-Mart Stores, Inc.
	3.08%	7/5/2005	9,996,578

Pharmaceuticals — 3.4%
	Alcon Fin.
5,000,000	3.01%	7/1/2005	5,000,000
5,000,000	3.17%	7/26/2005	4,988,993
5,000,000	Novartis
	3.25%	7/7/2005	4,997,291

			14,986,284

Transport Services — 2.2%
10,000,000	Netjets, Inc.
	3.33%	9/9/2005	9,935,250

Utilities–Electric and Water — 4.5%
10,000,000	National Rural Utilities Coop. Fin.
	3.25%	7/28/2005	9,975,625
10,000,000	Southern Co.
	3.16%	7/18/2005	9,985,078

			19,960,703

	TOTAL INDUSTRIAL		159,836,688

	Total Commercial Paper
	(Cost $293,594,654)		293,594,654

Taxable Municipal Securities — 20.6%

Principal		Reset
Amount		Date*	Value

California — 3.5%
$7,465,000	California Housing Fin. Agency
	3.31%	7/6/2005	$7,465,000
8,100,000	Sacramento Cnty., CA
	3.31%	7/6/2005	8,100,000

			15,565,000

Colorado — 2.9%
	Colorado Housing & Fin. Auth.
6,800,000	3.32%	7/6/2005	6,800,000
6,000,000	3.32%	7/6/2005	6,000,000

			12,800,000

Connecticut — 1.8%
8,000,000	Connecticut St. Housing & Fin. Auth.
	3.31%	7/7/2005	8,000,000

Michigan — 0.9%
4,000,000	Michigan St. Housing Dev. Auth.
	3.32%	7/6/2005	4,000,000

New York — 5.9%
16,355,000	New York City Trans.
	3.32%	7/6/2005	16,355,000
8,000,000	New York St. Dormitory Auth. Rev.
	3.32%	7/7/2005	8,000,000
2,000,000	New York St. Urban Dev. Corp.
	2.24%	12/15/2005	1,987,776

			26,342,776

See notes to financial statements.

■	The Guardian Cash Management Fund

Schedule of Investments (Continued)
June 30, 2005 (unaudited)

Principal		Reset
Amount		Date*	Value

Utah — 4.4%
	Utah Housing Corp. Single Family
$9,825,000	3.32%	7/6/2005	$9,825,000
3,465,000	3.32%	1/1/2033	3,465,000
6,655,000	Utah St. Housing Fin. Agency
	3.32%	7/6/2005	6,655,000

			19,945,000

Washington — 1.2%
5,595,000	Seattle, WA
	2.40%	8/31/2005	5,595,000

	Total Taxable Municipal Securities
	(Cost $92,247,776)		92,247,776

Repurchase Agreement — 1.2%

Principal
Amount		Value

$5,315,000	State Street Bank and Trust Co. repurchase agreement, dated 6/30/2005, maturity value $5,315,472 at 3.20% due 7/1/2005 (1)
(Cost $5,315,000)		$5,315,000

Total Investments — 99.8% (Cost $447,677,302)		447,677,302

Cash, Receivables and Other Assets Less Liabilities — 0.2%		922,176

Net Assets — 100%		$448,599,478

*	Floating rate note. The rate shown is the rate in effect at June 30, 2005.

†	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to certain qualified buyers. At June 30, 2005, the aggregate market value of these securities amounted to $3,561,369 representing 0.8% of net assets.

(1)	The repurchase agreement is collateralized by $5,350,000 in U.S. Government Agency 4.30%, due 2/4/10, with a value of $5,423,563.

See notes to financial statements.

(This page intentionally left blank)

■	The Park Avenue Portfolio
Statements of Assets and Liabilities

June 30, 2005 (Unaudited)

	The Guardian	The Guardian	The Guardian	The Guardian	The Guardian
	Park Avenue	UBS Large	Park Avenue	UBS Small	Asset
	Fund	Cap Value	Small Cap	Cap Value	Allocation
		Fund	Fund	Fund	Fund

ASSETS

Investments, at identified cost (includes majority-owned subsidiary of $132,857,668 for GAAF)	$844,211,103	$66,281,696	$163,215,919	$36,268,721	$152,340,735

Investments, at market — Note 1 (includes majority-owned subsidiary of $125,424,216 for GAAF)	946,117,424	86,430,057	177,505,753	43,375,880	144,236,667

Cash	592	664	978	16,371	879

Foreign currency (cost $18,632 GBGIF and $1,642,629 GBGEMF, respectively)	—	—	—	—	—

Receivable for securities sold	6,282,261	218,214	1,894,613	594,504	—

Dividends receivable	790,249	81,386	227,815	25,240	14,756

Receivable for fund shares sold	219,875	47,449	87,651	2,607	4,928

Interest receivable	1,224	91	373	114	396

Receivable for variation margin — Note 1	—	—	—	—	53,650

Dividend reclaim receivable	—	—	—	—	—

Principal paydowns receivable	—	—	—	—	—

Other assets	51,257	4,434	10,021	2,421	7,657

Total Assets	953,462,882	86,782,295	179,727,204	44,017,137	144,318,933

LIABILITIES

Payable for securities purchased	9,538,895	231,166	921,664	868,210	—

Payable for fund shares redeemed	1,291,741	2,283	220,905	1,167	224,214

Accrued expenses	288,686	68,126	41,612	55,736	50,555

Payable for variation margin — Note 1	—	—	—	—	—

Accrued foreign capital gains tax	—	—	—	—	—

Payable for forward mortgage securities purchased — Note 7	—	—	—	—	—

Distributions payable	—	—	—	—	—

Due to GIS	622,149	77,913	166,215	37,966	37,590

Total Liabilities	11,741,471	379,488	1,350,396	963,079	312,359

Net Assets	$941,721,411	$86,402,807	$178,376,808	$43,054,058	$144,006,574

COMPONENTS OF NET ASSETS

Shares of beneficial interest, at par	$312,820	$65,076	$104,526	$33,756	$127,431

Additional paid-in capital	1,500,929,330	61,424,305	152,684,062	32,697,023	202,636,695

Undistributed/(distribution in excess of) net investment income	553,156	(16,416)	(507,894)	(185,969)	647,014

Accumulated net realized gain/(loss) on investments and foreign currency related transactions	(661,980,216)	4,781,481	11,806,280	3,402,089	(51,376,641)

Net unrealized appreciation/(depreciation) of investments and foreign currency related transactions	101,906,321	20,148,361	14,289,834	7,107,159	(8,027,925)

Net Assets	$941,721,411	$86,402,807	$178,376,808	$43,054,058	$144,006,574

NET ASSETS

Class A	$834,065,210	$24,570,657	$139,990,585	$13,051,374	$101,549,402

Class B	$92,747,609	$21,232,376	$17,478,581	$10,017,891	$24,567,266

Class C	$6,090,404	$19,569,664	$9,518,218	$9,420,905	$8,290,429

Class K	$8,818,188	$21,030,110	$11,389,424	$10,563,888	$9,599,477

Shares of Beneficial Interest Outstanding — $0.01 Par Value

Class A	27,591,015	1,848,194	8,073,598	1,012,250	8,975,789

Class B	3,185,380	1,601,568	1,102,449	793,725	2,182,066

Class C	212,421	1,476,043	605,455	746,486	736,106

Class K	293,227	1,581,828	671,131	823,173	849,117

Net Asset Value Per Share

Class A	$30.23	$13.29	$17.34	$12.89	$11.31

Class B	$29.12	$13.26	$15.85	$12.62	$11.26

Class C	$28.67	$13.26	$15.72	$12.62	$11.26

Class K	$30.07	$13.29	$16.97	$12.83	$11.31

Maximum Offering Price Per Share

Class A (Net Asset Value × 104.71%)*	$31.65	$13.92	$18.16	$13.50	$11.84

Class A (Net Asset Value × 103.09%)*	—	—	—	—	—

*	Based on sale of less than $100,000. On sale of $100,000 or more, the offering price is reduced.

**	No load is charged on Class A shares.

See notes to financial statements.

The Guardian	The Guardian	The Guardian	The Guardian				The Guardian
S&P 500	Baillie Gifford	Baillie Gifford	Investment	The Guardian	The Guardian	The Guardian	Cash
Index	International	Emerging	Quality	Low Duration	High Yield	Tax-Exempt	Management
Fund	Growth Fund	Markets Fund	Bond Fund	Bond Fund	Bond Fund	Fund	Fund

$171,983,271	$40,517,249	$86,889,381	$146,029,203	$35,136,983	$82,958,030	$90,932,628	$447,677,302

179,000,367	55,361,220	118,470,604	148,323,794	34,936,061	85,213,165	95,335,174	447,677,302
91,950	783	650	63,401	57,369	79,378	157,925	63,968
—	18,513	1,564,747	—	—	—	—	—
—	—	89,736	2,251,233	821,465	2,710,422	2,839,000	—
209,660	66,570	457,373	—	—	—	—	—
84,622	4,327	49,943	43,927	1,449	10,287	10,987	264,525
409	2,442	90	1,060,705	291,320	1,590,715	983,796	1,141,450
—	—	—	—	—	—	—	—
—	13,186	—	—	—	—	—	—
—	—	—	126,915	—	—	—	—
8,326	2,944	5,242	7,156	1,881	4,243	4,684	22,097

179,395,334	55,469,985	120,638,385	151,877,131	36,109,545	89,608,210	99,331,566	449,169,342

—	—	392,874	3,408,588	1,125,640	3,907,933	1,748,740	—
3,292	64,834	725,388	172,947	7,413	149,224	12,437	157,428
51,209	50,689	71,593	48,414	18,295	27,934	31,440	120,313
29,600	—	—	—	—	—	—	—
—	—	81,104	—	—	—	—	—
—	—	—	7,987,581	—	—	—	—
—	—	—	91,042	1,256	38,463	6,979	2,619
90,897	22,018	44,727	104,481	32,425	75,415	66,586	289,504

174,998	137,541	1,315,686	11,813,053	1,185,029	4,198,969	1,866,182	569,864

$179,220,336	$55,332,444	$119,322,699	$140,064,078	$34,924,516	$85,409,241	$97,465,384	$448,599,478

$219,526	$43,021	$78,938	$139,685	$35,362	$114,971	$93,899	$4,485,995
268,296,423	78,469,372	83,730,014	137,009,660	35,333,655	99,825,125	91,864,102	444,113,483
185,492	168,920	576,707	—	—	—	—	—
(96,455,923)	(38,190,772)	3,515,003	620,142	(243,579)	(16,785,990)	1,104,837	—
6,974,818	14,841,903	31,422,037	2,294,591	(200,922)	2,255,135	4,402,546	—

$179,220,336	$55,332,444	$119,322,699	$140,064,078	$34,924,516	$85,409,241	$97,465,384	$448,599,478

$145,656,728	$34,043,226	$78,057,543	$105,991,476	$9,598,586	$53,975,239	$86,416,783	$427,683,652
$13,148,040	$5,646,746	$10,780,875	$14,951,501	$8,639,618	$9,875,729	—	$6,482,735
$9,182,837	$6,606,576	$13,611,537	$10,190,641	$7,788,000	$10,290,648	$11,048,601	$6,165,040
$11,232,731	$9,035,896	$16,872,744	$8,930,460	$8,898,312	$11,267,625	—	$8,268,051
17,834,980	2,581,462	5,044,320	10,570,629	971,933	7,264,978	8,325,471	427,683,652
1,613,864	473,386	768,747	1,491,537	874,770	1,329,922	—	6,482,735
1,128,184	551,467	967,244	1,016,563	788,549	1,386,075	1,064,470	6,165,040
1,375,613	695,814	1,113,449	889,744	900,954	1,516,093	—	8,268,051
$8.17	$13.19	$15.47	$10.03	$9.88	$7.43	$10.38	$1.00
$8.15	$11.93	$14.02	$10.02	$9.88	$7.43	—	$1.00
$8.14	$11.98	$14.07	$10.02	$9.88	$7.42	$10.38	$1.00
$8.17	$12.99	$15.15	$10.04	$9.88	$7.43	—	$1.00
$8.55	$13.81	$16.20	$10.50	—	$7.78	$10.87	N/A	**
—	—	—	—	$10.19	—	—	—

■	The Park Avenue Portfolio
Statements of Operations

Six Months Ended June 30, 2005 (Unaudited)

	The Guardian	The Guardian	The Guardian	The Guardian	The Guardian
	Park Avenue	UBS Large	Park Avenue	UBS Small	Asset
	Fund	Cap Value	Small Cap	Cap Value	Allocation
		Fund	Fund	Fund	Fund

INVESTMENT INCOME

Dividends (includes $679,663 from a majority- owned subsidiary for GAAF)	$12,760,907	$971,005	$797,971	$289,533	$880,955

Interest	118,262	16,791	44,226	22,130	61,632

Less: Foreign tax withheld	(4,459)	—	(738)	(123)	—

Total Income	12,874,710	987,796	841,459	311,540	942,587

Expenses:

Investment advisory fees — Note 2	2,529,097	368,647	728,555	217,532	483,587

Administrative fees — Class A — Note 2	871,140	30,767	191,329	16,265	131,447

Administrative fees — Class B — Note 2	135,627	27,420	25,648	12,753	32,716

Administrative fees — Class C — Note 2	7,725	25,735	11,470	12,127	10,305

Administrative fees — Class K — Note 2	10,616	27,117	14,404	13,238	11,527

12b-1 fees — Class B — Note 3	406,880	82,259	76,945	38,259	98,149

12b-1 fees — Class C — Note 3	23,175	77,205	34,411	36,381	30,914

12b-1 fees — Class K — Note 3	16,985	43,387	23,046	21,180	18,444

Transfer agent fees — Class A	632,176	17,039	72,105	17,385	68,352

Transfer agent fees — Class B	188,259	15,286	28,211	14,896	27,585

Transfer agent fees — Class C	16,117	14,459	15,237	14,502	15,177

Transfer agent fees — Class K	681	494	809	482	497

Custodian fees	96,212	48,275	63,958	44,380	51,053

Trustees’ fees — Note 2	45,453	3,802	8,568	1,816	6,478

Printing expense	37,972	4,636	7,637	3,383	6,739

Registration fees	33,898	18,429	25,505	18,629	25,587

Insurance expense	26,252	2,526	4,945	1,295	3,975

Legal fees	19,398	1,091	2,732	621	2,517

Audit fees	14,512	11,783	11,775	11,775	11,806

Loan commitment fees — Note 9	9,570	793	1,837	385	1,411

Other	722	225	226	225	333

Total Expenses before Reimbursement and Custody credits	5,122,467	821,375	1,349,353	497,509	1,038,599

Less: Expenses assumed by investment adviser — Note 2	—	—	—	—	(572,049)

Custody credits — Note 1	—	—	—	—	—

Expenses Net of Reimbursement and Custody credits	5,122,467	821,375	1,349,353	497,509	466,550

Net Investment Income/(Loss)	7,752,243	166,421	(507,894)	(185,969)	476,037

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES — NOTE 4

Net realized gain/(loss) on investments — Note 1	28,531,633	4,806,094	12,650,398	3,414,660	272,122

Net realized gain/(loss) on futures contracts	—	—	—	—	488,663

Net realized loss on sale of affiliated underlying funds	—	—	—	—	(239,993)

Net realized loss on foreign currency related transactions — Note 1	—	—	—	—	—

Net change in unrealized appreciation/(depreciation) on investments — Note 4	(66,582,968)	(3,539,495)	(22,652,858)	(3,851,289)	(2,526,051)

Unrealized foreign capital gains tax	—	—	—	—	—

Net change in unrealized appreciation of futures contracts — Note 1	—	—	—	—	(56,197)

Net change in unrealized appreciation from translation of other assets and liabilities denominated in foreign currencies — Note 1	—	—	—	—	—

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currencies	(38,051,335)	1,266,599	(10,002,460)	(436,629)	(2,061,456)

NET INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS	$(30,299,092)	$1,433,020	$(10,510,354)	$(622,598)	$(1,585,419)

See notes to financial statements.

The Guardian	The Guardian	The Guardian	The Guardian		The Guardian		The Guardian
S&P 500	Baillie Gifford	Baillie Gifford	Investment	The Guardian	High Yield	The Guardian	Cash
Index	International	Emerging	Quality	Low Duration	Bond	Tax-Exempt	Management
Fund	Growth Fund	Markets Fund	Bond Fund	Bond Fund	Fund	Fund	Fund

$1,561,622	$1,050,997	$2,024,800	—	—	—	—	—
51,711	11,637	16,802	$3,339,517	$588,618	$3,105,394	$2,086,504	$6,247,288
—	(120,223)	(195,960)	—	—	—	—	—

1,613,333	942,411	1,845,642	3,339,517	588,618	3,105,394	2,086,504	6,247,288

218,459	223,672	548,649	352,156	75,120	257,273	235,319	1,148,235
177,555	43,321	86,311	129,556	11,789	68,925	104,244	542,100
16,211	7,409	15,095	19,784	10,661	12,187	—	8,830
11,546	8,222	16,009	13,701	9,611	12,579	13,416	9,857
13,147	10,945	19,747	13,037	9,673	13,506	—	13,330
48,632	22,228	45,287	59,352	31,983	36,562	—	26,490
34,639	24,665	48,027	41,104	28,831	37,736	40,247	29,572
21,036	17,512	31,595	20,859	15,478	21,609	—	21,327
23,614	40,389	22,972	36,085	15,581	17,157	17,728	168,330
18,453	19,267	16,692	18,105	14,723	15,890	—	12,028
15,380	14,604	15,023	15,007	14,573	14,726	14,670	3,438
978	439	381	895	93	387	—	2,230
74,802	106,781	200,840	63,190	37,823	51,579	36,869	67,262
8,644	2,223	3,919	7,054	1,654	4,331	4,628	22,961
8,182	3,924	4,489	7,722	3,759	5,298	4,711	18,003
32,891	26,836	26,838	21,372	21,321	25,150	9,184	19,055
4,390	1,521	2,447	4,224	1,141	2,216	2,584	12,304
1,984	908	1,032	1,546	496	1,052	1,157	4,791
11,823	14,537	14,537	11,823	12,859	14,579	11,823	11,441
1,450	463	836	1,341	296	740	820	—
226	242	226	231	275	547	858	240

744,042	590,108	1,120,952	838,144	317,740	614,029	498,258	2,141,824
(176,602)	—	—	(118,159)	(107,851)	(153,331)	(51,662)	(130,070)
—	—	—	—	—	—	(5,676)	—

567,440	590,108	1,120,952	719,985	209,889	460,698	440,920	2,011,754

1,045,893	352,303	724,690	2,619,532	378,729	2,644,696	1,645,584	4,235,534

(23,924)	2,304,315	3,653,921	622,687	(181,056)	925,393	1,105,703	—
(29,355)	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	(22,094)	(138,952)	—	—	—	—	—
(2,797,147)	(2,841,006)	4,354,095	104,136	1,596	(2,698,351)	801,939	—
—	—	(37,520)	—	—	—	—	—
(148,149)	—	—	—	—	—	—	—
—	(5,709)	(80,659)	—	—	—	—	—

(2,998,575)	(564,494)	7,750,885	726,823	(179,460)	(1,772,958)	1,907,642	—

$(1,952,682)	$(212,191)	$8,475,575	$3,346,355	$199,269	$871,738	$3,553,226	$4,235,534

■	The Park Avenue Portfolio
Statements of Changes in Net Assets

	The Guardian		The Guardian		The Guardian
	Park Avenue Fund		UBS Large Cap Value Fund		Park Avenue Small Cap Fund

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,	Ended	December 31,
	June 30, 2005	2004	June 30, 2005	2004	June 30, 2005	2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)

INCREASE/(DECREASE) IN NET ASSETS

From Operations:

Net investment income/(loss)	$7,752,243	$9,874,920	$166,421	$217,881	$(507,894)	$(1,699,438)

Net realized gain/(loss) on investments and foreign currency related transactions	28,531,633	43,914,493	4,806,094	5,880,973	12,650,398	36,997,666

Net change in unrealized appreciation/ (depreciation) of investments and foreign currency related transactions	(66,582,968)	5,480,778	(3,539,495)	5,118,409	(22,652,858)	(6,630,509)

Net Increase/(Decrease) in Net Assets Resulting from Operations	(30,299,092)	59,270,191	1,433,020	11,217,263	(10,510,354)	28,667,719

Dividends and Distributions to Shareholders from:
Net investment income

Class A	(8,769,836)	(12,988,844)	(126,193)	(130,775)	—	—

Class B	—	—	—	—	—	—

Class C	—	—	—	—	—	—

Class K	(81,418)	(97,044)	(83,131)	(61,348)	—	—
Net realized gain on investments and foreign currency related transactions

Class A	—	—	(326,286)	(2,047,005)	(9,583,549)	(20,434,106)

Class B	—	—	(285,750)	(1,934,103)	(1,300,413)	(2,882,448)

Class C	—	—	(263,482)	(1,856,823)	(701,113)	(1,179,600)

Class K	—	—	(280,565)	(1,898,407)	(783,098)	(1,406,422)

Total Dividends and Distributions to Shareholders	(8,851,254)	(13,085,888)	(1,365,407)	(7,928,461)	(12,368,173)	(25,902,576)

From Capital Share Transactions:

Net increase/(decrease) in net assets from capital share transactions — Note 8	(145,684,133)	(232,136,779)	(12,836,412)	11,055,749	(25,534,154)	23,001,400

Redemption fees	—	—	—	—	—	—

	(145,684,133)	(232,136,779)	(12,836,412)	11,055,749	(25,534,154)	23,001,400

Net Increase/(Decrease) in Net Assets	(184,834,479)	(185,952,476)	(12,768,799)	14,344,551	(48,412,681)	25,766,543

NET ASSETS:

Beginning of period	1,126,555,890	1,312,508,366	99,171,606	84,827,055	226,789,489	201,022,946

End of period*	$941,721,411	$1,126,555,890	$86,402,807	$99,171,606	$178,376,808	$226,789,489

* Includes undistributed/(distributions in excess of) net investment income of	$553,156	$1,652,167	$(16,416)	$26,487	$(507,894)	$—

See notes to financial statements.

						The Guardian
The Guardian		The Guardian		The Guardian		Baillie Gifford
UBS Small Cap Value Fund		Asset Allocation Fund		S&P 500 Index Fund		International Growth Fund

Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
Ended	December 31,	Ended	December 31,	Ended	December 31,	Ended	December 31,
June 30, 2005	2004	June 30, 2005	2004	June 30, 2005	2004	June 30, 2005	2004
(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)

$(185,969)	$(277,382)	$476,037	$1,739,902	$1,045,893	$2,274,307	$352,303	$(70,715)
3,414,660	4,594,611	520,792	2,053,678	(53,279)	487,112	2,282,221	1,214,443
(3,851,289)	2,797,353	(2,582,248)	10,480,742	(2,945,296)	13,652,953	(2,846,715)	6,736,411

(622,598)	7,114,582	(1,585,419)	14,274,322	(1,952,682)	16,414,372	(212,191)	7,880,139

—	—	(146,316)	(2,400,470)	(793,019)	(1,978,008)	(118,271)	(89,371)
—	—	—	(271,768)	(31,241)	(89,432)	—	—
—	—	—	(48,522)	(22,560)	(66,023)	—	—
—	—	(3,373)	(141,931)	(40,127)	(94,839)	(25,686)	—
(130,846)	(1,668,270)	—	—	—	—	—	—
(102,615)	(1,424,466)	—	—	—	—	—	—
(96,556)	(1,360,553)	—	—	—	—	—	—
(106,567)	(1,415,192)	—	—	—	—	—	—

(436,584)	(5,868,481)	(149,689)	(2,862,691)	(886,947)	(2,228,302)	(143,957)	(89,371)

(4,771,984)	8,906,264	(12,695,517)	(20,540,477)	3,507,161	6,679,825	(1,203,124)	(2,103,573)
—	—	—	—	—	—	283	17,925

(4,771,984)	8,906,264	(12,695,517)	(20,540,477)	3,507,161	6,679,825	(1,202,841)	(2,085,648)

(5,831,166)	10,152,365	(14,430,625)	(9,128,846)	667,532	20,865,895	(1,558,989)	5,705,120
48,885,224	38,732,859	158,437,199	167,566,045	178,552,804	157,686,909	56,891,433	51,186,313

$43,054,058	$48,885,224	$144,006,574	$158,437,199	$179,220,336	$178,552,804	$55,332,444	$56,891,433

$(185,969)	$—	$647,014	$320,666	$185,492	$26,546	$168,920	$(39,426)

■	The Park Avenue Portfolio
Statements of Changes in Net Assets (Continued)

	The Guardian
	Baillie Gifford		The Guardian		The Guardian
	Emerging Markets Fund		Investment Quality Bond Fund		Low Duration Bond Fund

	Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
	Ended	December 31,	Ended	December 31,	Ended	December 31,
	June 30, 2005	2004	June 30, 2005	2004	June 30, 2005	2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)

INCREASE/(DECREASE) IN NET ASSETS

From Operations:

Net investment income	$724,690	$115,635	$2,619,532	$5,832,835	$378,729	$588,430

Net realized gain/(loss) on investments and foreign currency related transactions	3,514,969	10,147,991	622,687	1,606,034	(181,056)	(28,179)

Net change in unrealized appreciation/ (depreciation) of investments and foreign currency related transactions	4,235,916	7,529,328	104,136	(1,524,310)	1,596	(294,183)

Net Increase in Net Assets Resulting from Operations	8,475,575	17,792,954	3,346,355	5,914,559	199,269	266,068

Dividends and Distributions to Shareholders from:
Net investment income

Class A	—	(116,609)	(2,016,882)	(4,631,841)	(128,488)	(206,517)

Class B	—	—	(248,621)	(519,948)	(84,192)	(123,667)

Class C	—	—	(172,124)	(337,129)	(75,887)	(116,473)

Class K	—	(11,893)	(181,905)	(343,917)	(90,162)	(141,773)
Net realized gain on investments and foreign currency related transactions

Class A	(1,894,752)	(2,415,890)	(456,618)	(1,090,742)	—	—

Class B	(288,231)	(515,212)	(64,310)	(164,526)	—	—

Class C	(361,991)	(519,613)	(44,126)	(109,717)	—	—

Class K	(416,713)	(601,842)	(38,183)	(103,230)	—	—

Total Dividends and Distributions to Shareholders	(2,961,687)	(4,181,059)	(3,222,769)	(7,301,050)	(378,729)	(588,430)

From Capital Share Transactions:

Net increase/(decrease) in net assets from capital share transactions — Note 8	12,199,098	13,696,283	(4,302,197)	(37,306,362)	1,387,628	2,663,253

Redemption fees	3,311	5,372	—	—	—	—

	12,202,409	13,701,655	(4,302,197)	(37,306,362)	1,387,628	2,663,253

Net Increase/(Decrease) in Net Assets	17,716,297	27,313,550	(4,178,611)	(38,692,853)	1,208,168	2,340,891

NET ASSETS:

Beginning of period	101,606,402	74,292,852	144,242,689	182,935,542	33,716,348	31,375,457

End of period*	$119,322,699	$101,606,402	$140,064,078	$144,242,689	$34,924,516	$33,716,348

* Includes undistributed/(distributions in excess of ) net investment income of	$576,707	$(147,983)	$—	$—	$—	$—

See notes to financial statements.

The Guardian		The Guardian		The Guardian
High Yield Bond Fund		Tax-Exempt Fund		Cash Management Fund

Six Months	Year Ended	Six Months	Year Ended	Six Months	Year Ended
Ended	December 31,	Ended	December 31,	Ended	December 31,
June 30, 2005	2004	June 30, 2005	2004	June 30, 2005	2004
(Unaudited)	(Audited)	(Unaudited)	(Audited)	(Unaudited)	(Audited)

$2,644,696	$5,190,729	$1,645,584	$3,078,209	$4,235,534	$2,784,129
925,393	1,382,997	1,105,703	1,899,375	—	—
(2,698,351)	242,109	801,939	(1,173,809)	—	—

871,738	6,815,835	3,553,226	3,803,775	4,235,534	2,784,129

(1,762,598)	(3,299,787)	(1,493,571)	(2,791,145)	(4,057,911)	(2,633,636)
(274,861)	(625,306)	—	—	(47,152)	(53,655)
(283,733)	(602,260)	(152,013)	(287,064)	(52,724)	(49,517)
(323,504)	(663,376)	—	—	(77,747)	(47,321)
—	—	(132,122)	(1,571,408)	—	—
—	—	—	—	—	—
—	—	(16,859)	(204,912)	—	—
—	—	—	—	—	—

(2,644,696)	(5,190,729)	(1,794,565)	(4,854,529)	(4,235,534)	(2,784,129)

(925,051)	14,976,472	2,884,607	3,295,052	(20,703,116)	(91,284,950)
64	1,737	—	—	—	—

(924,987)	14,978,209	2,884,607	3,295,052	(20,703,116)	(91,284,950)

(2,697,945)	16,603,315	4,643,268	2,244,298	(20,703,116)	(91,284,950)
88,107,186	71,503,871	92,822,116	90,577,818	469,302,594	560,587,544

$85,409,241	$88,107,186	$97,465,384	$92,822,116	$448,599,478	$469,302,594

$—	$—	$—	$—	$—	$—

■	The Guardian Investment Quality Bond Fund
Statement of Cash Flows

Six Months Ended June 30, 2005 (Unaudited)

Cash flows from operating activities:

Net increase in net assets resulting from operations	$3,346,355

Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Purchases of long-term securities	(143,684,754)

Proceeds from sales of long-term securities	140,423,984

Proceeds from mortgage securities’ paydown	4,874,009

Gain on proceeds from mortgage securities’ paydown	152,561

Premium amortization/discount accretion, net	61,657

Purchases of short-term investments, net	21,624,901

Increase in receivables due to securities sold	(2,251,233)

Increase in receivables	(121,051)

Increase in other assets	(3,095)

Decrease in accrued expenses	(20,522)

Decrease in distributions payable	(1,778)

Decrease in due to GIS	(8,859)

Net realized gain on investments	(622,687)

Net change in unrealized appreciation of investments	(104,136)

Net cash provided by operating activities	23,665,352

Cash flows from financing activities:

Proceeds from fund shares sold	9,081,248

Payments for fund shares redeemed	(16,562,097)

Cash distributions paid	(94,566)

Proceeds from the financing of dollar roll transactions, net	(16,071,715)

Net cash used in financing activities	(23,647,130)

Increase in Cash	18,222

Cash

Beginning of period	45,179

End of period	$63,401

Supplemental disclosure of cash flow information

Non-cash financing activities not included above:

Reinvestment of distributions	$3,128,203

See notes to financial statements.

■	The Park Avenue Portfolio
Notes to Financial Statements

June 30, 2005 (Unaudited)
■   The Guardian Park Avenue Fund
■   The Guardian UBS Large Cap Value Fund
■   The Guardian Park Avenue Small Cap Fund
■   The Guardian UBS Small Cap Value Fund
■   The Guardian Asset Allocation Fund
■   The Guardian S&P 500 Index Fund
■   The Guardian Baillie Gifford International Growth Fund
■   The Guardian Baillie Gifford Emerging Markets Fund
■   The Guardian Investment Quality Bond Fund
■   The Guardian Low Duration Bond Fund
■   The Guardian High Yield Bond Fund
■   The Guardian Tax-Exempt Fund
■   The Guardian Cash Management Fund

Note 1.	Organization and Accounting Policies
      The Park Avenue Portfolio (the Portfolio) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act), which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Portfolio consists of thirteen series, namely: The Guardian Park Avenue Fund (GPAF); The Guardian UBS Large Cap Value Fund (GULCVF); The Guardian Park Avenue Small Cap Fund (GPASCF); The Guardian UBS Small Cap Value Fund (GUSCVF); The Guardian Asset Allocation Fund (GAAF); The Guardian S&P 500 Index Fund (GSP500F); The Guardian Baillie Gifford International Growth Fund (GBGIF); The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF); The Guardian Investment Quality Bond Fund (GIQBF); The Guardian Low Duration Bond Fund (GLDBF); The Guardian High Yield Bond Fund (GHYBF); The Guardian Tax-Exempt Fund (GTEF); and The Guardian Cash Management Fund (GCMF). The series are collectively referred to herein as the “Funds”.
      The Funds offer up to five classes of shares: Class A, Class B, Class C, Class K and the Institutional Class. Each of the Funds offers Class A shares. Class A shares are sold with an initial sales load of up to 4.50% (up to 3.00% for GLDBF and 0.00% for GCMF) and an administrative fee of up to .25% on an annual basis of the Funds’ average daily net assets. A redemption fee of 2% is imposed on purchases of Class A shares of GBGIF, GBGEMF and GHYBF if redeemed within 60 days of purchase, except for shares held in omnibus accounts. Class B shares are offered by all of the Funds, except for GTEF. Class B shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of .25% on an annual basis of each Fund’s Class B average daily net assets, and a contingent deferred sales load (CDSL) of up to 3% imposed on certain redemptions. Each of the Funds offers Class C shares. Class C shares are sold without an initial sales load but are subject to a 12b-1 fee of .75% and an administrative fee of .25% on an annual basis of each Fund’s Class C average daily net assets, and a CDSL of 1% imposed on certain redemptions. Class K shares are offered by all of the Funds, except for GTEF. Class K shares are sold without an initial sales load but are subject to a 12b-1 fee of .40% and an administrative fee of .25% on an annual basis of each Fund’s Class K average daily net assets, and a CDSL of 1% imposed on certain redemptions. Institutional Class shares are offered by GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF and GHYBF. As of June 30, 2005, none of the Funds had issued Institutional Class shares. Institutional Class shares are offered at net asset value, without an initial or a CDSL. All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter to which a separate vote of any class is required.
      The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income, gains (losses) and expenses during the reporting period. Actual results could differ from those estimates.
      Significant accounting policies of the Funds are as follows:
Investments
      Securities listed on domestic or foreign securities exchanges are valued at the last sale price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities that are traded on the NASDAQ

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
National Securities Market are valued at the NASDAQ Official Closing Price. In GAAF, investments in the underlying Funds are valued at the closing net asset value of each underlying Fund on the day of valuation.
      Pursuant to valuation procedures approved by the Board of Trustees, certain debt securities may be valued each business day by an independent pricing service (Service). Debt securities for which quoted bid prices are readily available and representative of the bid side of the market, in the judgment of the Service, are valued at the bid price, except for GTEF. In GTEF, debt securities are valued at the mean between the bid and asked prices obtained by the Service. Other debt securities that are valued by the Service are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
      Futures contracts are valued at the settlement prices established by the boards of trade or exchanges on which they are traded.
      Other securities, including securities for which market quotations are not readily available (such as certain mortgage backed securities, restricted securities and foreign securities subject to “significant event”) are valued at fair value as determined in good faith by or under the direction of the Funds’ Board of Trustees. A “significant event” is an event that will affect the value of a portfolio security that occurs after the close of trading in the security’s primary trading market or exchange but before the Funds’ NAV is calculated.
      Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.
      Repurchase agreements are carried at cost which approximates market value (see Note 5). Short-term securities held by the Funds are valued on an amortized cost basis which approximates market value but does not take into account unrealized gains and losses. GCMF values its investments based on amortized cost in accordance with Rule 2a-7 under the 1940 Act.
      Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/ discount, is accrued daily. Dividend income is recorded on the ex-dividend date.
      All income, expenses (other than class-specific expenses) and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include any items that are specifically attributed to a particular class, are charged directly to such class. For the six months ended June 30, 2005, distribution, administrative and transfer agent fees were the only class-specific expenses.
Foreign Currency Translation
      GPAF, GULCVF, GPASCF, GUSCVF, GAAF, GBGIF, GBGEMF and GHYBF are permitted to buy international securities that are not U.S. dollar denominated. Their books and records are maintained in U.S. dollars as follows:
      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.
      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.
      The resulting gains and losses are included in the Statement of Operations as follows:
      Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which a Fund earns dividends and interest or pays foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.
Forward Foreign Currency Contracts
      GPAF, GULCVF, GPASCF, GUSCVF, GAAF, GBGIF, GBGEMF and GHYBF may enter into forward foreign currency contracts in connection with planned purchases or

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses from translation of other assets and liabilities denominated in foreign currencies by the Funds. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Funds to deliver an amount of foreign currency in excess of the value of the Funds’ portfolio securities or other assets denominated in that currency.
Futures Contracts
      GULCVF, GUSCVF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF, GLDBF, GHYBF and GTEF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, the Funds are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margins by the Funds. The daily changes in the variation margin are recognized as unrealized gains or losses by the Funds. The Funds’ investments in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, GAAF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. GAAF’s portfolio holdings correspond to the custodian bank’s records and reflect accounting treatment for the futures contracts in the portfolio.
Dividend Distributions
      Dividends from net investment income are declared and accrued daily and are paid monthly for GIQBF, GLDBF, GHYBF and GTEF, and declared and paid semi-annually for GPAF, GULCVF, GPASCF, GUSCVF, GAAF, GSP500F, GBGIF and GBGEMF. Net realized short-term and long-term capital gains for these Funds will be distributed at least annually. Dividends from GCMF’s net investment income, which includes any net realized capital gains or losses, are declared and accrued daily and paid monthly on the last business day of each month.
      All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.
Taxes
      Each Fund has qualified and intends to remain qualified to be taxed as a “regulated investment company” under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.
      Withholding taxes on foreign interest, dividends and capital gains in GBGIF and GBGEMF have been provided for in accordance with the applicable country’s tax rules and rates.
Expense Reductions
      GTEF has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund’s expenses. During the period, GTEF’s custodian fees were reduced by $5,676 under this arrangement. GTEF could have employed the uninvested assets to produce income if GTEF had not entered into such arrangement.
Reclassification of Capital Accounts
      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

Note 2.	Investment Advisory Agreements and Payments to or from Related Parties
      The Funds (except GBGIF and GBGEMF) have an investment advisory agreement with Guardian Investor Services LLC (GIS), an indirect wholly-owned subsidiary of Guardian Life. Fees for investment advisory are at an annual rate of .50% of the average daily net assets for GPAF, GAAF, GIQBF and GTEF. GPASCF, GSP500F, GHYBF and GLDBF pay GIS an annual rate of .75%, .25%, .60% and .45%, respectively, of their average daily net assets. GCMF pays GIS investment advisory fees at an annual rate of .50% of its average daily net assets for the first $500 million and at an annual rate of .45% in excess of $500 million of its daily average net assets.
      GAAF is subject to a contractual annual advisory fee of .65% of its average daily net assets. However, GIS has agreed to a waiver of .15% of GAAF’s annual advisory fee when GAAF is operated as a “fund of funds” so that GAAF’s effective advisory fee is .50% of its average daily net assets. There are no duplicative advisory and administrative service fees charged to GAAF on assets invested in other Guardian Funds. Under an SEC exemptive order, advisory and administrative fees are paid at the underlying Fund level.
      GULCVF pays investment advisory fees to GIS at an annual rate of ..83% of its average daily net assets. GUSCVF pays investment advisory fees to GIS at an annual rate of 1.00% of its average daily net assets for the first $50 million and an annual rate of ..95% of its average daily net assets in excess of $50 million. GIS has entered into a sub-investment advisory agreement with UBS Global Asset Management (Americas), Inc. (UBS Global AM). UBS Global AM is responsible for the day-to-day management of GULCVF and GUSCVF. GIS continually monitors and evaluates the performance of UBS Global AM. As compensation for its services, GIS pays UBS Global AM at an annual rate of .43% of GULCVF’s average daily net assets and at an annual rate of .60% for the first $50 million and at an annual rate of ..55% in excess of $50 million of GUSCVF’s average daily net assets. Payment of sub-investment advisory fees does not represent a separate or additional expense to GULCVF or GUSCVF.
      In approving the continuation of the investment advisory agreements and the investment sub-advisory agreements, the Board reviewed and discussed materials prepared by the investment adviser and/or sub-adviser, as applicable, and a report furnished by an independent mutual fund rating firm comparing each Fund’s advisory fee rate and overall expense ratio with those of comparable funds. The Board also considered the size of the Funds and any economies of scale and fall-out benefits, as well as the continuing fee subsidy of certain Funds. The Board considered: (i) the nature, extent and quality of services provided to the Funds by the investment adviser and sub-advisers and the overall positive cooperation of management and concluded that the services provided were satisfactory; (ii) the investment performance of the Funds and the adviser’s and sub-adviser’s employment of knowledgeable personnel and determined that performance of certain Funds was satisfactory, and for those Funds where performance was less than satisfactory, that management was working to address the performance issues; (iii) the costs of the services provided and the profitability to the investment adviser and concluded that the advisory fees were reasonable; and (iv) the extent to which economies of scale could be realized and whether fee levels reflect economies of scale. The Board also reviewed and relied upon comparisons of advisory fees paid by other investment companies and other clients of the adviser and sub-advisers. The Independent Trustees of the Funds were assisted by independent legal counsel in their deliberations.
      For the six months ended June 30, 2005, GIS voluntarily assumed a portion of the ordinary operating expenses (excluding interest expense associated with reverse repurchase agreements and securities lending) that exceeded a percentage of the average daily net assets of the respective Funds, by class, as follows:

Fund	Class A	Class B	Class C	Class K

GSP500F	.53%	1.28%	1.28%	0.93%
GIQBF	.85%	1.60%	1.60%	1.25%
GLDBF	.80%	1.55%	1.55%	1.20%
GHYBF	.85%	1.60%	1.60%	1.25%
GTEF	.85%	N/A	1.60%	N/A
GCMF	.85%	1.60%	1.60%	1.25%

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
      For the six months ended June 30, 2005, GIS voluntarily assumed a portion of certain Funds’ expenses based on their respective average daily net assets as follows:

GSP500F*

	Class A	Class B	Class C	Class K

Administrative Fees	.17%	.25%	.25%	.15%
12b-1 Fees	—	.17%	.22%	—

	.17%	.42%	.47%	.15%

GIQBF*

	Class A	Class B	Class C	Class K

Administrative Fees	.14%	.25%	.25%	.09%
12b-1 Fees	—	.05%	.09%	—

	.14%	.30%	.34%	.09%

GLDBF*

	Class A	Class B	Class C	Class K

Advisory Fees	.38%	.38%	.38%	.38%
Transfer Agent Fees	.33%	.34%	.38%	—

	.71%	.72%	.76%	.38%

GHYBF*

	Class A	Class B	Class C	Class K

Advisory Fees	.25%	.25%	.25%	.25%
Transfer Agent Fees	.06%	.32%	.29%	—

	.31%	.57%	.54%	.25%

GTEF*

	Class A	Class C

Administrative Fees	.08%	.25%
12b-1 Fees	—	.06%

	.08%	.31%

GCMF*

	Class A	Class B	Class C	Class K

Administrative Fees	.05%	.25%	.25%	.01%
12b-1 Fees	—	.29%	.05%	—

	.05%	.54%	.30%	.01%

* Annualized.
      For the six months ended June 30, 2005, GIS voluntarily assumed $176,602, $118,159, $51,662 and $112,423 of the administrative fees and 12b-1 fees of GSP500F, GIQBF, GTEF and GCMF, respectively. GIS voluntarily assumed $107,851 and $153,331 of the advisory fees and transfer agent fees of GLDBF and GHYBF, respectively. In addition, GIS reimbursed GCMF $17,648 in expenses in order to maintain a minimum yield threshold. These arrangements can be terminated at any time by GIS.
      The Portfolio, on behalf of GBGIF and GBGEMF, has an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by The Guardian Insurance & Annuity Company, Inc. (GIAC), a wholly-owned subsidiary of Guardian Life and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of GBGIF and GBGEMF’s portfolios, subject to the supervision of the Portfolio’s Board of Trustees. GBG has entered into a sub-investment management agreement with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of GBGIF and GBGEMF. GBG continually monitors and evaluates the performance of BG Overseas. As compensation for its services, GBGIF and GBGEMF pay GBG annual investment management fees of .80% and 1.00%, respectively, of their average daily net assets. One half of these fees is payable by GBG to BG Overseas for its services. Payment of the sub-investment management fee does not represent a separate or additional expense to GBGIF or GBGEMF.
      The Guardian Fund Complex pays trustees who are not “interested persons” (as defined in the 1940 Act) fees consisting of a $5,000 per meeting fee and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. Additional compensation is paid to the Chairmen of the Nominating and Governance Committee and the Audit Committee, respectively. GIS pays compensation to certain trustees who are interested persons. Certain officers and trustees of the Funds are affiliated with GIS.
      GAAF received $679,663 in dividends from other Guardian mutual funds.
      Park Avenue Securities LLC (PAS), a wholly-owned subsidiary of GIAC and an affiliate of GIS distributes the Portfolio’s shares as a retail broker-dealer. For the six

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
months ended June 30, 2005, PAS received $261,183 for brokerage commissions from the Portfolio.
Administrative Services Agreement
      Pursuant to the Administrative Services Agreement adopted by the Funds on behalf of the Class A, Class B, Class C and Class K shares, each of the Funds, except GPAF, pays GIS an administrative service fee at an annual rate of .25% of the Funds’ average daily net assets. GPAF pays this fee to GIS at an annual rate of up to .25% of the average daily net assets for which a “dealer of record” has been designated. For the six months ended June 30, 2005, GPAF Class A shares paid an annualized rate of .20% of its average daily net assets pursuant to the Administrative Services Agreement.

Note 3.	Underwriting Agreement and Distribution Plan
      The Portfolio has entered into an Underwriting Agreement with GIS pursuant to which GIS serves as the principal underwriter for shares of the Funds.
      For the six months ended June 30, 2005, aggregate front-end sales charges for the sale of Class A shares paid to GIS were as follows:

Fund	Commissions	Fund	Commissions

GPAF	$10,408	GBGIF	$127
GULCVF	45	GBGEMF	157
GPASCF	803	GIQBF	1,561
GUSCVF	222	GHYBF	276
GAAF	472	GTEF	241
GSP500F	1,558
      Under Distribution Plans adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”), each Fund is authorized to pay a monthly 12b-1 fee for certain classes of shares at an annual rate of .75% of average daily net assets of the Fund’s Class B and Class C shares and .40% of average daily net assets of the Fund’s Class K shares as compensation for distribution-related services provided to the Class B, Class C and Class K shares of those Funds.
      GIS is entitled to retain any CDSL imposed on certain Class B, Class C and Class K share redemptions. For the six months ended June 30, 2005, GIS received CDSL charges on Class B, Class C and Class K as follows:

Fund	Class B	Class C	Class K

GPAF	$79,598	$12	$1,454
GULCVF	388	49	32
GPASCF	6,557	225	781
GUSCVF	166	—	1,234
GAAF	13,911	64	61
GSP500F	2,547	1,101	1,464
GBGIF	1,159	87	622
GBGEMF	1,396	25	1,221
GIQBF	4,417	48	246
GLDBF	2,276	50	182
GHYBF	1,108	494	215
GTEF	N/A	96	N/A
GCMF	3,745	—	—

Note 4.	Investment Transactions
      Purchases and proceeds from sales of securities (excluding short-term securities) for the six months ended June 30, 2005 were as follows:

	GPAF	GULCVF

Purchases	$558,186,820	$13,362,985
Proceeds	710,676,667	26,971,753

	GPASCF	GUSCVF

Purchases	$129,956,023	$15,159,678
Proceeds	171,431,886	19,349,715

	GAAF	GSP500F

Purchases	$3,679,663	$4,839,359
Proceeds	12,990,766	922,897

	GBGIF	GBGEMF

Purchases	$9,232,774	$29,146,449
Proceeds	9,635,506	19,912,445

	GIQBF	GLDBF

Purchases	$145,985,338	$30,690,405
Proceeds	140,424,191	28,949,701

	GHYBF	GTEF

Purchases	$37,647,681	$67,481,992
Proceeds	36,778,814	65,479,737

      The cost of investments owned at June 30, 2005 for federal income tax purposes was substantially the same as the cost for financial reporting purposes for the Funds. The gross unrealized appreciation and depreciation of invest-

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
ments excluding foreign currency and futures at June 30, 2005 were as follows:

	GPAF	GULCVF

Appreciation	$122,810,890	$20,829,873
(Depreciation)	(20,904,569)	(681,512)

Net Unrealized Appreciation	$101,906,321	$20,148,361

	GPASCF	GUSCVF

Appreciation	$19,352,107	$8,559,285
(Depreciation)	(5,062,273)	(1,452,126)

Net Unrealized Appreciation	$14,289,834	$7,107,159

	GAAF	GSP500F

Appreciation	$2,011,906	$37,530,632
(Depreciation)	(10,115,973)	(30,513,536)

Net Unrealized Appreciation/ (Depreciation)	$(8,104,067)	$7,017,096

	GBGIF	GBGEMF

Appreciation	$15,532,419	$32,730,560
(Depreciation)	(688,448)	(1,149,337)

Net Unrealized Appreciation	$14,843,971	$31,581,223

	GIQBF	GLDBF

Appreciation	$2,951,287	$45,347
(Depreciation)	(656,696)	(246,269)

Net Unrealized Appreciation/ (Depreciation)	$2,294,591	$(200,922)

	GHYBF	GTEF

Appreciation	$2,882,678	$4,412,559
(Depreciation)	(627,543)	(10,013)

Net Unrealized Appreciation	$2,255,135	$4,402,546

Note 5.	Repurchase Agreements
      The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

Note 6.	Reverse Repurchase Agreements
      GAAF, GIQBF, GLDBF and GHYBF may enter into reverse repurchase agreements with banks or third party broker-dealers to borrow short-term funds. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time GAAF, GIQBF, GLDBF and GHYBF enter into a reverse repurchase agreement, the Funds establish and segregate cash, U.S. government securities or liquid, unencumbered securities that are marked-to-market daily. The value of such segregated assets must be at least equal to the value of the repurchase obligation (principal plus accrued interest), as applicable. Reverse repurchase agreements involve the risk that the buyer of the securities sold by GAAF, GIQBF, GLDBF and GHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

Note 7.	Dollar Roll Transactions
      GAAF, GIQBF, GLDBF and GHYBF may enter into dollar rolls (principally using TBA’s) in which each of the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar securities at an agreed-upon price on a fixed date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by GAAF, GIQBF, GLDBF and GHYBF may be unable to deliver the securities when the Funds seek to repurchase them.

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)

Note 8.	Shares of Beneficial Interest
      There is an unlimited number of $0.01 par value shares of beneficial interest authorized, divided into five classes, designated as Class A, Class B, Class C, Class K and Institutional Class shares. As of June 30, 2005: (i) GPAF, GPASCF, GAAF, GSP500F, GBGIF, GBGEMF, GIQBF and GHYBF offered all five classes; (ii) GTEF offered Class A and Class C shares; and (iii) GULCVF, GUSCVF, GLDBF and GCMF offered Class A, Class B, Class C and Class K shares. Through June 30, 2005, no Institutional Class shares of the Funds were sold.
      Transactions in shares of beneficial interest were as follows:
■ The Guardian Park Avenue Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	810,853	1,190,345	$24,857,079	$35,901,738
Shares issued in reinvestment of dividends	277,883	410,983	8,486,523	12,593,649
Shares repurchased	(4,763,729)	(8,021,112)	(145,470,790)	(241,079,852)

Net decrease	(3,674,993)	(6,419,784)	$(112,127,188)	$(192,584,465)

Class B
Shares sold	32,078	120,793	$934,815	$3,485,291
Shares repurchased	(1,184,038)	(1,537,731)	(34,623,576)	(43,974,403)

Net decrease	(1,151,960)	(1,416,938)	$(33,688,761)	$(40,489,112)

Class C
Shares sold	1,708	10,462	$48,041	$296,587
Shares repurchased	(10,445)	(22,706)	(300,334)	(635,942)

Net decrease	(8,737)	(12,244)	$(252,293)	$(339,355)

Class K
Shares sold	21,049	41,501	$639,084	$1,245,335
Shares issued in reinvestment of dividends	2,679	3,162	81,418	97,044
Shares repurchased	(11,070)	(2,258)	(336,393)	(66,226)

Net increase	12,658	42,405	$384,109	$1,276,153

■ The Guardian UBS Large Cap Value Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	159,062	174,657	$2,095,937	$2,262,682
Shares issued in reinvestment of dividends and distributions	33,749	166,765	447,517	2,170,261
Shares repurchased	(350,352)	(28,215)	(4,667,919)	(362,577)

Net increase/(decrease)	(157,541)	313,207	$(2,124,465)	$4,070,366

Class B
Shares sold	56,418	81,632	$742,072	$1,054,685
Shares issued in reinvestment of distributions	21,498	148,409	284,206	1,925,522
Shares repurchased	(337,261)	(39,293)	(4,467,398)	(506,949)

Net increase/(decrease)	(259,345)	190,748	$(3,441,120)	$2,473,258

Class C
Shares sold	2,669	6,593	$35,201	$84,107
Shares issued in reinvestment of distributions	19,925	143,136	263,411	1,856,821
Shares repurchased	(321,343)	—	(4,257,619)	—

Net increase/(decrease)	(298,749)	149,729	$(3,959,007)	$1,940,928

Class K
Shares sold	48,367	51,807	$638,078	$682,461
Shares issued in reinvestment of dividends and distributions	27,428	150,644	363,696	1,959,753
Shares repurchased	(323,945)	(5,504)	(4,313,594)	(71,017)

Net increase/(decrease)	(248,150)	196,947	$(3,311,820)	$2,571,197

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
■ The Guardian Park Avenue Small Cap Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	579,115	1,343,980	$10,562,163	$26,373,297
Shares issued in reinvestment of distributions	546,326	1,031,848	9,357,329	20,020,556
Shares repurchased	(2,383,048)	(1,447,680)	(43,121,539)	(27,991,349)

Net increase/(decrease)	(1,257,607)	928,148	$(23,202,047)	$18,402,504

Class B
Shares sold	45,359	140,829	$766,023	$2,576,277
Shares issued in reinvestment of distributions	78,241	149,273	1,226,052	2,681,069
Shares repurchased	(335,291)	(257,947)	(5,600,789)	(4,675,874)

Net increase/(decrease)	(211,691)	32,155	$(3,608,714)	$581,472

Class C
Shares sold	18,291	39,603	$301,685	$688,850
Shares issued in reinvestment of distributions	44,787	65,829	695,993	1,173,573
Shares repurchased	(5,678)	(11,175)	(93,854)	(204,574)

Net increase	57,400	94,257	$903,824	$1,657,849

Class K
Shares sold	43,044	52,945	$765,210	$1,003,863
Shares issued in reinvestment of distributions	46,696	73,805	783,096	1,406,418
Shares repurchased	(69,092)	(2,648)	(1,175,523)	(50,706)

Net increase	20,648	124,102	$372,783	$2,359,575

■ The Guardian UBS Small Cap Value Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	71,807	190,281	$913,036	$2,526,654
Shares issued in reinvestment of distributions	9,723	123,870	124,177	1,605,478
Shares repurchased	(157,817)	(18,561)	(2,035,269)	(239,521)

Net increase/(decrease)	(76,287)	295,590	$(998,056)	$3,892,611

Class B
Shares sold	14,748	35,115	$184,973	$454,187
Shares issued in reinvestment of distributions	8,093	110,609	101,164	1,410,041
Shares repurchased	(129,481)	(17,277)	(1,642,506)	(220,955)

Net increase/(decrease)	(106,640)	128,447	$(1,356,369)	$1,643,273

Class C
Shares sold	5,273	3,638	$65,894	$46,138
Shares issued in reinvestment of distributions	7,724	106,734	96,556	1,360,553
Shares repurchased	(123,861)	—	(1,573,564)	—

Net increase/(decrease)	(110,864)	110,372	$(1,411,114)	$1,406,691

Class K
Shares sold	47,734	52,642	$603,907	$683,169
Shares issued in reinvestment of distributions	8,385	109,649	106,567	1,415,186
Shares repurchased	(133,233)	(10,438)	(1,716,919)	(134,666)

Net increase/(decrease)	(77,114)	151,853	$(1,006,445)	$1,963,689

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
■ The Guardian Asset Allocation Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	407,160	790,317	$4,582,167	$8,537,011
Shares issued in reinvestment of dividends	12,310	208,464	140,575	2,305,931
Shares repurchased	(1,201,093)	(2,432,345)	(13,524,160)	(26,267,499)

Net decrease	(781,623)	(1,433,564)	$(8,801,418)	$(15,424,557)

Class B
Shares sold	62,265	102,043	$693,358	$1,100,025
Shares issued in reinvestment of dividends	—	23,248	—	259,342
Shares repurchased	(443,703)	(671,863)	(4,957,185)	(7,213,089)

Net decrease	(381,438)	(546,572)	$(4,263,827)	$(5,853,722)

Class C
Shares sold	6,389	20,244	$71,510	$214,709
Shares issued in reinvestment of dividends	—	4,285	—	48,490
Shares repurchased	(8,986)	(29,495)	(100,802)	(311,293)

Net decrease	(2,597)	(4,966)	$(29,292)	$(48,094)

Class K
Shares sold	38,847	65,378	$437,419	$705,819
Shares issued in reinvestment of dividends	295	12,780	3,373	141,931
Shares repurchased	(3,724)	(5,606)	(41,772)	(61,854)

Net increase	35,418	72,552	$399,020	$785,896

■ The Guardian S&P 500 Index Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	920,863	1,359,992	$7,537,058	$10,600,735
Shares issued in reinvestment of dividends	95,068	27,719	784,311	226,075
Shares repurchased	(668,922)	(841,650)	(5,419,694)	(6,529,210)

Net increase	347,009	546,061	$2,901,675	$4,297,600

Class B
Shares sold	101,457	226,852	$819,613	$1,760,369
Shares issued in reinvestment of dividends	3,709	10,594	30,526	86,674
Shares repurchased	(108,933)	(204,588)	(886,743)	(1,588,671)

Net increase/(decrease)	(3,767)	32,858	$(36,604)	$258,372

Class C
Shares sold	32,444	186,853	$263,505	$1,437,277
Shares issued in reinvestment of dividends	2,692	7,898	22,153	64,524
Shares repurchased	(96,706)	(160,903)	(792,809)	(1,237,474)

Net increase/(decrease)	(61,570)	33,848	$(507,151)	$264,327

Class K
Shares sold	168,289	242,188	$1,374,805	$1,876,104
Shares issued in reinvestment of dividends	4,863	11,599	40,127	94,838
Shares repurchased	(32,590)	(14,508)	(265,691)	(111,416)

Net increase	140,562	239,279	$1,149,241	$1,859,526

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
■ The Guardian Baillie Gifford International Growth Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	281,951	662,514	$3,721,314	$7,884,998
Shares issued in reinvestment of dividends	8,850	7,506	115,852	87,669
Shares repurchased	(356,448)	(834,343)	(4,694,018)	(9,889,156)

Net decrease	(65,647)	(164,323)	$(856,852)	$(1,916,489)

Class B
Shares sold	16,480	28,247	$199,413	$307,868
Shares repurchased	(67,621)	(129,102)	(805,727)	(1,401,616)

Net decrease	(51,141)	(100,855)	$(606,314)	$(1,093,748)

Class C
Shares sold	286	27,182	$3,413	$308,977
Shares repurchased	(3,144)	(2,578)	(37,545)	(27,430)

Net increase/(decrease)	(2,858)	24,604	$(34,132)	$281,547

Class K
Shares sold	27,914	53,942	$361,746	$648,581
Shares issued in reinvestment of dividends	1,993	—	25,687	—
Shares repurchased	(7,101)	(2,052)	(92,976)	(23,464)

Net increase	22,806	51,890	$294,457	$625,117

■ The Guardian Baillie Gifford Emerging Markets Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	1,122,762	1,405,868	$17,106,205	$18,918,924
Shares issued in reinvestment of dividends and distributions	122,482	172,261	1,851,359	2,480,952
Shares repurchased	(425,984)	(869,934)	(6,407,884)	(11,026,232)

Net increase	819,260	708,195	$12,549,680	$10,373,644

Class B
Shares sold	25,210	91,087	$350,381	$1,115,800
Shares issued in reinvestment of distributions	20,105	37,243	275,645	494,590
Shares repurchased	(183,035)	(42,565)	(2,557,219)	(506,264)

Net increase/(decrease)	(137,720)	85,765	$(1,931,193)	$1,104,126

Class C
Shares sold	29,165	54,177	$412,173	$643,204
Shares issued in reinvestment of distributions	26,238	38,909	360,776	518,275
Shares repurchased	(3,201)	(9,827)	(44,084)	(121,577)

Net increase	52,202	83,259	$728,865	$1,039,902

Class K
Shares sold	42,489	55,567	$632,214	$719,161
Shares issued in reinvestment of dividends and distributions	28,137	43,129	416,712	613,008
Shares repurchased	(13,249)	(11,138)	(193,869)	(153,558)

Net increase	57,377	87,558	$855,057	$1,178,611

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
■ The Guardian Investment Quality Bond Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	782,203	1,063,835	$7,810,584	$10,712,545
Shares issued in reinvestment of dividends and distributions	239,871	502,991	2,394,168	5,039,162
Shares repurchased	(948,154)	(5,293,237)	(9,457,292)	(53,080,160)

Net increase/(decrease)	73,920	(3,726,411)	$747,460	$(37,328,453)

Class B
Shares sold	21,662	87,162	$216,196	$881,154
Shares issued in reinvestment of dividends and distributions	30,214	65,499	301,398	655,658
Shares repurchased	(226,801)	(307,375)	(2,258,914)	(3,078,041)

Net decrease	(174,925)	(154,714)	$(1,741,320)	$(1,541,229)

Class C
Shares sold	21,123	9,411	$210,928	$95,145
Shares issued in reinvestment of dividends and distributions	21,316	43,962	212,642	440,050
Shares repurchased	(166,600)	(23,399)	(1,661,458)	(234,564)

Net increase/(decrease)	(124,161)	29,974	$(1,237,888)	$300,631

Class K
Shares sold	84,482	92,817	$843,164	$935,863
Shares issued in reinvestment of dividends and distributions	22,024	44,606	219,995	447,123
Shares repurchased	(314,284)	(11,921)	(3,133,608)	(120,297)

Net increase/(decrease)	(207,778)	125,502	$(2,070,449)	$1,262,689

■ The Guardian Low Duration Bond Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	28,890	217,235	$285,249	$2,176,482
Shares issued in reinvestment of dividends	12,712	20,264	125,440	202,280
Shares repurchased	(25,231)	(125,558)	(248,793)	(1,252,947)

Net increase	16,371	111,941	$161,896	$1,125,815

Class B
Shares sold	3,620	97,549	$35,660	$974,331
Shares issued in reinvestment of dividends	8,282	12,212	81,722	121,895
Shares repurchased	(12,783)	(6,485)	(126,389)	(64,820)

Net increase/(decrease)	(881)	103,276	$(9,007)	$1,031,406

Class C
Shares sold	1,629	18,572	$16,102	$185,410
Shares issued in reinvestment of dividends	7,640	11,618	75,389	115,977
Shares repurchased	(7,986)	(2,131)	(79,060)	(21,257)

Net increase	1,283	28,059	$12,431	$280,130

Class K
Shares sold	118,255	8,500	$1,168,751	$84,748
Shares issued in reinvestment of dividends	9,129	14,202	90,084	141,773
Shares repurchased	(3,700)	(62)	(36,527)	(619)

Net increase	123,684	22,640	$1,222,308	$225,902

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
■ The Guardian High Yield Bond Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	218,983	1,934,200	$1,630,066	$14,283,811
Shares issued in reinvestment of dividends	223,571	439,968	1,660,264	3,265,041
Shares repurchased	(731,538)	(536,446)	(5,407,393)	(3,988,418)

Net increase/(decrease)	(288,984)	1,837,722	$(2,117,063)	$13,560,434

Class B
Shares sold	9,229	38,772	$68,874	$286,046
Shares issued in reinvestment of dividends	35,700	78,636	265,004	582,493
Shares repurchased	(36,917)	(140,632)	(274,075)	(1,041,229)

Net increase/(decrease)	8,012	(23,224)	$59,803	$(172,690)

Class C
Shares sold	20,829	15,621	$157,381	$115,550
Shares issued in reinvestment of dividends	38,169	81,203	283,308	601,376
Shares repurchased	(7,908)	(13,136)	(57,998)	(96,779)

Net increase	51,090	83,688	$382,691	$620,147

Class K
Shares sold	74,839	47,295	$561,865	$352,627
Shares issued in reinvestment of dividends	43,552	89,467	323,412	663,370
Shares repurchased	(18,230)	(6,387)	(135,695)	(47,416)

Net increase	100,161	130,375	$749,582	$968,581

■ The Guardian Tax-Exempt Fund

	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2005	December 31, 2004	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)	(Unaudited)	(Audited)

	Shares		Amount

Class A
Shares sold	193,866	171,456	$1,986,664	$1,759,539
Shares issued in reinvestment of dividends and distributions	153,986	417,665	1,582,423	4,260,609
Shares repurchased	(80,830)	(292,175)	(829,411)	(2,999,696)

Net increase	267,022	296,946	$2,739,676	$3,020,452

Class C
Shares sold	973	10,161	$10,000	$103,572
Shares issued in reinvestment of dividends and distributions	16,319	47,821	167,695	487,634
Shares repurchased	(3,213)	(31,129)	(32,764)	(316,606)

Net increase	14,079	26,853	$144,931	$274,600

■	The Park Avenue Portfolio

Notes to Financial Statements (Continued)
June 30, 2005 (Unaudited)
■ The Guardian Cash Management Fund

	Six Months
	Ended	Year Ended
	June 30, 2005	December 31, 2004
	(Unaudited)	(Audited)

	Shares @ $1 per share

Class A
Shares sold	85,796,132	176,701,322
Shares issued in reinvestment of dividends	4,041,038	2,621,389
Shares repurchased	(104,262,908)	(266,534,396)

Net decrease	(14,425,738)	(87,211,685)

Class B
Shares sold	741,999	2,629,517
Shares issued in reinvestment of dividends	43,992	50,094
Shares repurchased	(2,447,084)	(7,034,259)

Net decrease	(1,661,093)	(4,354,648)

Class C
Shares sold	1,756	572,903
Shares issued in reinvestment of dividends	52,723	49,455
Shares repurchased	(2,515,027)	(1,082,301)

Net decrease	(2,460,548)	(459,943)

Class K
Shares sold	8,858,198	8,049,743
Shares issued in reinvestment of dividends	77,420	46,831
Shares repurchased	(11,091,355)	(7,355,248)

Net increase/(decrease)	(2,155,737)	741,326

Note 9.	Line of Credit
      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the six months ended June 30, 2005, none of the Funds borrowed against this line of credit.
      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.

Note 10.	Investments in Affiliates[1]
      A summary of GAAF transactions in affiliated securities during the six months ended June 30, 2005 is set forth below:

	Balance of			Balance of		Dividends
	Shares	Gross		Shares		Included	Net Realized
	Held	Purchases	Gross	Held	Value	in	Gains from	Net Realized
	December 31,	and	Sales and	June 30,	June 30,	Dividend	Underlying	Loss
Name of Issuer	2004	Additions	Reductions	2005	2005	Income	Funds	on Sales

Majority-Owned Subsidiary

The Guardian S&P 500 Index Fund, Class A	15,277,311	446,903	372,413	15,351,801	$125,424,216	$679,663	—	$239,993

[1]	Affiliated issuers, as defined in the 1940 Act, include issuers in which the Fund held 5% or more of the outstanding voting securities. Majority- owned subsidiaries include issuers in which the Fund held 50% or more of the outstanding voting securities.

(This page intentionally left blank)

■	The Park Avenue Portfolio
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			Net Realized
			& Unrealized
			Gain/(Loss) on
			Investments	Increase/
	Net Asset	Net	and Foreign	(Decrease)	Dividends
	Value,	Investment	Currency	from	from Net
	Beginning	Income/	Related	Investment	Investment
	of Period	(Loss)	Transactions	Operations	Income

The Guardian Park Avenue Fund

Class A:

Six months ended 6/30/2005†	$31.37	$0.29	$(1.11)	$(0.82)	$(0.32)

Year ended 12/31/2004	30.08	0.34	1.35	1.69	(0.40)

Year ended 12/31/2003	25.03	0.23	5.00	5.23	(0.18)

Year ended 12/31/2002	32.00	0.17	(7.06)	(6.89)	(0.08)

Year ended 12/31/2001	41.18	0.12	(9.06)	(8.94)	(0.03)

Year ended 12/31/2000	59.42	(0.09)	(10.57)	(10.66)	(0.00)††

Class B:

Six months ended 6/30/2005†	30.06	(0.17)	(0.77)	(0.94)	—

Year ended 12/31/2004	28.72	(0.20)	1.54	1.34	—

Year ended 12/31/2003	23.99	(0.16)	4.89	4.73	—

Year ended 12/31/2002	30.88	(0.20)	(6.69)	(6.89)	—

Year ended 12/31/2001	40.08	(0.23)	(8.76)	(8.99)	—

Year ended 12/31/2000	58.57	(0.43)	(10.48)	(10.91)	—

Class C:

Six months ended 6/30/2005†	29.62	0.04	(0.99)	(0.95)	—

Year ended 12/31/2004	28.37	(0.09)	1.34	1.25	—

Year ended 12/31/2003	23.75	(0.16)	4.78	4.62	—

Year ended 12/31/2002	30.64	(0.19)	(6.70)	(6.89)	—

Year ended 12/31/2001	39.85	(0.25)	(8.75)	(9.00)	—

Period from 8/7/2000††† to 12/31/2000	58.01	(0.11)	(12.59)	(12.70)	—

Class K:

Six months ended 6/30/2005†	31.23	0.20	(1.08)	(0.88)	(0.28)

Year ended 12/31/2004	30.00	0.20	1.39	1.59	(0.36)

Year ended 12/31/2003	24.96	0.11	5.02	5.13	(0.09)

Year ended 12/31/2002	31.93	0.05	(7.02)	(6.97)	—

Period from 5/15/2001††† to 12/31/2001	35.55	0.00††	(3.41)	(3.41)	—

The Guardian UBS Large Cap Value Fund

Class A:

Six months ended 6/30/2005†	13.30	0.06	0.18	0.24	(0.07)

Year ended 12/31/2004	12.82	0.08	1.59	1.67	(0.07)

Period from 2/3/2003††† to 12/31/2003	10.00	0.08	3.06	3.14	(0.07)

Class B:

Six months ended 6/30/2005†	13.24	0.00††	0.20	0.20	—

Year ended 12/31/2004	12.80	(0.01)	1.57	1.56	—

Period from 2/3/2003††† to 12/31/2003	10.00	0.00††	3.06	3.06	(0.01)

Class C:

Six months ended 6/30/2005†	13.24	0.00††	0.20	0.20	—

Year ended 12/31/2004	12.80	(0.01)	1.57	1.56	—

Period from 2/3/2003††† to 12/31/2003	10.00	0.00††	3.06	3.06	(0.01)

Class K:

Six months ended 6/30/2005†	13.30	0.04	0.18	0.22	(0.05)

Year ended 12/31/2004	12.83	0.05	1.58	1.63	(0.04)

Period from 2/3/2003††† to 12/31/2003	10.00	0.05	3.07	3.12	(0.04)

†	Unaudited.

††	Rounds to less than $0.01.

†††	Commencement of operations.

Distributions
from				Ratios/Supplemental Data
Net Realized
Gain on							Net
Investments	Net Asset						Investment
and Foreign	Value,			Net Assets,	Expenses		Income/(Loss)		Portfolio
Currency Related	End of	Total		End of Period	to Average		to Average		Turnover
Transactions	Period	Return*		(000’s Omitted)	Net Assets		Net Assets		Rate

—	$30.23	(2.64	)%(a)	$834,065	0.89	%(b)	1.65	%(b)	55%
—	31.37	5.64		980,872	0.88		0.95		75
—	30.08	20.95		1,133,468	0.89		0.72		74
—	25.03	(21.56)		1,120,351	0.87		0.51		60
$(0.21)	32.00	(21.75)		1,779,818	0.83		0.31		143
(7.58)	41.18	(18.62)		2,589,059	0.79		(0.16)		108
—	29.12	(3.13	)(a)	92,748	1.90	(b)	0.65	(b)	55
—	30.06	4.67		130,372	1.84		(0.02)		75
—	28.72	19.72		165,274	1.84		(0.24)		74
—	23.99	(22.31)		167,471	1.83		(0.44)		60
(0.21)	30.88	(22.46)		274,761	1.75		(0.61)		143
(7.58)	40.08	(19.34)		431,206	1.67		(1.03)		108
—	28.67	(3.21	)(a)	6,090	2.07	(b)	0.47	(b)	55
—	29.62	4.41		6,551	2.06		(0.21)		75
—	28.37	19.45		6,622	2.12		(0.52)		74
—	23.75	(22.49)		5,884	2.07		(0.67)		60
(0.21)	30.64	(22.62)		7,594	1.96		(0.81)		143
(5.46)	39.85	(21.79	)(a)	8,222	2.18	(b)	(1.29	)(b)	108
—	30.07	(2.82	)(a)	8,818	1.22	(b)	1.32	(b)	55
—	31.23	5.34		8,761	1.20		0.69		75
—	30.00	20.58		7,145	1.20		0.41		74
—	24.96	(21.83)		5,752	1.21		0.19		60
(0.21)	31.93	(9.63	)(a)	7,229	1.22	(b)	0.02	(b)	143
(0.18)	13.29	1.82	(a)	24,571	1.43	(b)	0.80	(b)	15
(1.12)	13.30	13.43		26,676	1.44		0.68		32
(0.25)	12.82	31.48	(a)	21,705	1.59	(b)	0.78	(b)	45
(0.18)	13.26	1.52	(a)	21,232	2.18	(b)	0.05	(b)	15
(1.12)	13.24	12.52		24,646	2.19		(0.07)		32
(0.25)	12.80	30.65	(a)	21,378	2.33	(b)	0.03	(b)	45
(0.18)	13.26	1.52	(a)	19,570	2.18	(b)	0.05	(b)	15
(1.12)	13.24	12.52		23,507	2.19		(0.07)		32
(0.25)	12.80	30.65	(a)	20,801	2.33	(b)	0.04	(b)	45
(0.18)	13.29	1.69	(a)	21,030	1.69	(b)	0.53	(b)	15
(1.12)	13.30	13.05		24,342	1.70		0.42		32
(0.25)	12.83	31.22	(a)	20,944	1.88	(b)	0.49	(b)	45

*	Excludes the effect of sales load.

(a)	Not annualized.
(b)	Annualized.

■	The Park Avenue Portfolio
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			Net Realized		Distributions
			& Unrealized		from
			Gain/(Loss) on		Net Realized
			Investments	Increase/	Gain on
	Net Asset	Net	and Foreign	(Decrease)	Investments
	Value,	Investment	Currency	from	and Foreign
	Beginning	Income/	Related	Investment	Currency Related
	of Period	(Loss)	Transactions	Operations	Transactions

The Guardian Park Avenue Small Cap Fund

Class A:

Six months ended 6/30/2005†	$19.40	$(0.03)	$(0.77)	$(0.80)	$(1.26)

Year ended 12/31/2004	19.05	(0.12)	2.90	2.78	(2.43)

Year ended 12/31/2003	13.30	(0.10)	5.85	5.75	—

Year ended 12/31/2002	15.74	(0.07)	(2.37)	(2.44)	—

Year ended 12/31/2001	16.93	(0.06)	(1.13)	(1.19)	—

Year ended 12/31/2000	17.48	(0.05)	(0.37)	(0.42)	(0.13)

Class B:

Six months ended 6/30/2005†	17.94	(0.12)	(0.71)	(0.83)	(1.26)

Year ended 12/31/2004	17.93	(0.27)	2.71	2.44	(2.43)

Year ended 12/31/2003	12.64	(0.24)	5.53	5.29	—

Year ended 12/31/2002	15.10	(0.20)	(2.26)	(2.46)	—

Year ended 12/31/2001	16.39	(0.20)	(1.09)	(1.29)	—

Year ended 12/31/2000	17.06	(0.20)	(0.34)	(0.54)	(0.13)

Class C:

Six months ended 6/30/2005†	17.80	(0.10)	(0.72)	(0.82)	(1.26)

Year ended 12/31/2004	17.83	(0.26)	2.66	2.40	(2.43)

Year ended 12/31/2003	12.59	(0.27)	5.51	5.24	—

Year ended 12/31/2002	15.07	(0.22)	(2.26)	(2.48)	—

Year ended 12/31/2001	16.39	(0.21)	(1.11)	(1.32)	—

Period from 8/7/2000†† to 12/31/2000	19.37	(0.08)	(2.77)	(2.85)	(0.13)

Class K:

Six months ended 6/30/2005†	19.05	(0.06)	(0.76)	(0.82)	(1.26)

Year ended 12/31/2004	18.79	(0.16)	2.85	2.69	(2.43)

Year ended 12/31/2003	13.15	(0.14)	5.78	5.64	—

Year ended 12/31/2002	15.62	(0.11)	(2.36)	(2.47)	—

Period from 5/15/2001†† to 12/31/2001	15.71	(0.07)	(0.02)	(0.09)	—

The Guardian UBS Small Cap Value Fund

Class A:

Six months ended 6/30/2005†	13.17	(0.03)	(0.12)	(0.15)	(0.13)

Year ended 12/31/2004	12.71	(0.03)	2.25	2.22	(1.76)

Period from 2/3/2003†† to 12/31/2003	10.00	(0.01)	3.60	3.59	(0.88)

Class B:

Six months ended 6/30/2005†	12.94	(0.08)	(0.11)	(0.19)	(0.13)

Year ended 12/31/2004	12.61	(0.12)	2.21	2.09	(1.76)

Period from 2/3/2003†† to 12/31/2003	10.00	(0.09)	3.58	3.49	(0.88)

Class C:

Six months ended 6/30/2005†	12.94	(0.08)	(0.11)	(0.19)	(0.13)

Year ended 12/31/2004	12.61	(0.12)	2.21	2.09	(1.76)

Period from 2/3/2003†† to 12/31/2003	10.00	(0.10)	3.59	3.49	(0.88)

Class K:

Six months ended 6/30/2005†	13.12	(0.04)	(0.12)	(0.16)	(0.13)

Year ended 12/31/2004	12.68	(0.04)	2.24	2.20	(1.76)

Period from 2/3/2003†† to 12/31/2003	10.00	(0.03)	3.59	3.56	(0.88)

†	Unaudited.

††	Commencement of operations.

			Ratios/Supplemental Data

						Net
Net Asset						Investment
Value,			Net Assets,	Expenses		Income/(Loss)		Portfolio
End of	Total		End of Period	to Average		to Average		Turnover
Period	Return*		(000’s Omitted)	Net Assets		Net Assets		Rate

$17.34	(4.04	)%(a)	$139,991	1.22	%(b)	(0.36	)%(b)	67%
19.40	14.74		181,068	1.21		(0.67)		127
19.05	43.23		160,049	1.27		(0.67)		105
13.30	(15.50)		111,803	1.25		(0.45)		108
15.74	(7.03)		139,774	1.28		(0.37)		131
16.93	(2.35)		150,022	1.25		(0.31)		125
15.85	(4.54	)(a)	17,479	2.15	(b)	(1.30	)(b)	67
17.94	13.76		23,574	2.13		(1.59)		127
17.93	41.85		22,989	2.21		(1.61)		105
12.64	(16.29)		17,189	2.19		(1.40)		108
15.10	(7.87)		20,876	2.18		(1.27)		131
16.39	(3.11)		24,977	2.12		(1.18)		125
15.72	(4.52	)(a)	9,518	2.21	(b)	(1.31	)(b)	67
17.80	13.62		9,757	2.23		(1.69)		127
17.83	41.62		8,092	2.39		(1.79)		105
12.59	(16.46)		5,824	2.40		(1.60)		108
15.07	(8.05)		6,752	2.34		(1.43)		131
16.39	(14.67	)(a)	7,033	2.22	(b)	(1.12	)(b)	125
16.97	(4.22	)(a)	11,389	1.54	(b)	(0.65	)(b)	67
19.05	14.47		12,391	1.52		(0.97)		127
18.79	42.89		9,893	1.55		(0.96)		105
13.15	(15.81)		6,748	1.55		(0.75)		108
15.62	(0.57	)(a)	7,959	1.61	(b)	(0.77	)(b)	131
12.89	(1.12	)(a)	13,051	1.89	(b)	(0.46	)(b)	35
13.17	18.14		14,332	1.95		(0.25)		53
12.71	35.76	(a)	10,081	2.17	(b)	(0.07	)(b)	94
12.62	(1.45	)(a)	10,018	2.66	(b)	(1.24	)(b)	35
12.94	17.22		11,652	2.71		(1.04)		53
12.61	34.76	(a)	9,737	2.91	(b)	(0.81	)(b)	94
12.62	(1.45	)(a)	9,421	2.67	(b)	(1.25	)(b)	35
12.94	17.22		11,095	2.72		(1.04)		53
12.61	34.76	(a)	9,422	2.91	(b)	(0.81	)(b)	94
12.83	(1.20	)(a)	10,564	2.03	(b)	(0.60	)(b)	35
13.12	18.01		11,807	2.07		(0.39)		53
12.68	35.46	(a)	9,492	2.35	(b)	(0.25	)(b)	94

*	Excludes the effect of sales load.

(a)	Not annualized.
(b)	Annualized.

■	The Park Avenue Portfolio
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			Net Realized
			& Unrealized
			Gain/(Loss) on
			Investments	Increase/
	Net Asset	Net	and Foreign	(Decrease)	Dividends
	Value,	Investment	Currency	from	from Net
	Beginning	Income/	Related	Investment	Investment
	of Period	(Loss)	Transactions	Operations	Income

The Guardian Asset Allocation Fund

Class A:

Six months ended 6/30/2005†	$11.43	$0.05	$(0.15)	$(0.10)	$(0.02)

Year ended 12/31/2004	10.63	0.16	0.88	1.04	(0.24)

Year ended 12/31/2003	8.45	0.14	2.20	2.34	(0.16)

Year ended 12/31/2002	10.84	0.17	(2.38)	(2.21)	(0.18)

Year ended 12/31/2001	13.00	0.30	(1.61)	(1.31)	(0.18)

Year ended 12/31/2000	14.77	0.45	(0.29)	0.16	(0.44)

Class B:

Six months ended 6/30/2005†	11.40	0.00 ††	(0.14)	(0.14)	—

Year ended 12/31/2004	10.57	0.06	0.87	0.93	(0.10)

Year ended 12/31/2003	8.41	0.05	2.18	2.23	(0.07)

Year ended 12/31/2002	10.77	0.09	(2.37)	(2.28)	(0.08)

Year ended 12/31/2001	12.95	0.19	(1.59)	(1.40)	(0.11)

Year ended 12/31/2000	14.72	0.32	(0.27)	0.05	(0.33)

Class C:

Six months ended 6/30/2005†	11.41	(0.01)	(0.14)	(0.15)	—

Year ended 12/31/2004	10.56	0.04	0.88	0.92	(0.07)

Year ended 12/31/2003	8.39	0.02	2.19	2.21	(0.04)

Year ended 12/31/2002	10.77	0.05	(2.38)	(2.33)	(0.05)

Year ended 12/31/2001	12.94	0.17	(1.64)	(1.47)	(0.03)

Period from 8/7/2000††† to 12/31/2000	14.72	0.15	(0.78)	(0.63)	(0.23)

Class K:

Six months ended 6/30/2005†	11.42	0.03	(0.14)	(0.11)	(0.00)††

Year ended 12/31/2004	10.60	0.11	0.89	1.00	(0.18)

Year ended 12/31/2003	8.43	0.09	2.19	2.28	(0.11)

Year ended 12/31/2002	10.82	0.13	(2.39)	(2.26)	(0.13)

Period from 5/15/2001††† to 12/31/2001	12.06	0.11	(0.68)	(0.57)	—

The Guardian S&P 500 Index Fund

Class A:

Six months ended 6/30/2005†	8.30	0.05	(0.13)	(0.08)	(0.05)

Year ended 12/31/2004	7.63	0.12	0.66	0.78	(0.11)

Year ended 12/31/2003	6.04	0.08	1.59	1.67	(0.08)

Year ended 12/31/2002	7.90	0.10	(1.86)	(1.76)	(0.10)

Year ended 12/31/2001	9.07	0.06	(1.17)	(1.11)	(0.06)

Period from 7/25/2000††† to 12/31/2000	10.06	0.03	(0.99)	(0.96)	(0.03)

Class B:

Six months ended 6/30/2005†	8.28	0.02	(0.13)	(0.11)	(0.02)

Year ended 12/31/2004	7.62	0.06	0.66	0.72	(0.06)

Year ended 12/31/2003	6.03	0.03	1.59	1.62	(0.03)

Year ended 12/31/2002	7.88	0.02	(1.85)	(1.83)	(0.02)

Year ended 12/31/2001	9.05	0.01	(1.18)	(1.17)	(0.00)††

Period from 7/25/2000††† to 12/31/2000	10.06	0.00 ††	(1.01)	(1.01)	—

Class C:

Six months ended 6/30/2005†	8.27	0.02	(0.13)	(0.11)	(0.02)

Year ended 12/31/2004	7.61	0.06	0.66	0.72	(0.06)

Year ended 12/31/2003	6.03	0.03	1.58	1.61	(0.03)

Year ended 12/31/2002	7.88	0.02	(1.85)	(1.83)	(0.02)

Year ended 12/31/2001	9.05	0.01	(1.17)	(1.16)	(0.01)

Period from 7/25/2000††† to 12/31/2000	10.06	0.00 ††	(1.01)	(1.01)	—

Class K:

Six months ended 6/30/2005†	8.29	0.04	(0.13)	(0.09)	(0.03)

Year ended 12/31/2004	7.63	0.08	0.66	0.74	(0.08)

Year ended 12/31/2003	6.04	0.06	1.59	1.65	(0.06)

Year ended 12/31/2002	7.90	0.05	(1.86)	(1.81)	(0.05)

Period from 5/15/2001††† to 12/31/2001	8.59	0.02	(0.69)	(0.67)	(0.02)

†	Unaudited.

††	Rounds to less than $0.01.

†††	Commencement of operations.

Distributions
from					Ratios/Supplemental Data
Net Realized
Gain on												Net
Investments		Net Asset						Expenses		GAAF		Investment
and Foreign		Value,			Net Assets,	Expenses		Waived/		Gross		Income/(Loss)		Portfolio
Currency Related		End of	Total		End of Period	to Average		Subsidized		Expense		to Average		Turnover
Transactions		Period	Return*		(000’s Omitted)	Net Assets(a)		by GIS		Ratio(b)		Net Assets		Rate

—		$11.31	(0.91	)%(c)	$101,549	0.41	%(d)	0.77	%(d)	0.84	%(d)	0.86	% (d)	3%
—		11.43	9.84		111,486	0.41		0.76		0.86		1.30		0
—		10.63	27.87		118,988	0.43		0.77		0.92	(e)	1.25		0
—		8.45	(20.64)		110,593	0.42		0.73		0.89	(e)	1.60		4
$(0.67)		10.84	(10.23)		169,386	0.47		0.63		0.83	(e)	2.44		51
(1.49)		13.00	1.00		227,228	0.46		0.60		0.96	(e)	3.07		11
—		11.26	(1.23	)(c)	24,567	1.24	(d)	0.77	(d)	1.67	(d)	(0.01	)(d)	3
—		11.40	8.83		29,226	1.23		0.76		1.68		0.46		0
—		10.57	26.65		32,863	1.27		0.77		1.75	(e)	0.43		0
—		8.41	(21.31)		29,064	1.25		0.73		1.71	(e)	0.78		4
(0.67)		10.77	(10.99)		44,813	1.28		0.63		1.64	(e)	1.62		51
(1.49)		12.95	0.26		51,024	1.28		0.60		1.76	(e)	2.29		11
—		11.26	(1.31	)(c)	8,290	1.40	(d)	0.77	(d)	1.83	(d)	(0.10	)(d)	3
—		11.41	8.68		8,431	1.42		0.76		1.87		0.35		0
—		10.56	26.39		7,857	1.51		0.77		2.00	(e)	0.19		0
—		8.39	(21.70)		6,470	1.50		0.73		1.97	(e)	0.58		4
(0.67)		10.77	(11.48)		8,080	1.46		0.63		1.82	(e)	1.43		51
(0.92)		12.94	(4.18	)(c)	8,544	1.49	(d)	0.55	(d)	1.93	(d)(e)	2.61	(d)	11
—		11.31	(0.93	)(c)	9,599	0.69	(d)	0.77	(d)	1.12	(d)	0.63	(d)	3
—		11.42	9.51		9,293	0.68		0.76		1.13		1.13		0
—		10.60	27.20		7,859	0.68		0.77		1.17	(e)	1.04		0
—		8.43	(21.05)		6,126	0.70		0.73		1.16	(e)	1.39		4
(0.67)		10.82	(4.85	)(c)	7,619	0.75	(d)	0.72	(d)	1.16	(d)(e)	1.57	(d)	51
—		8.17	(1.02	)(c)	145,657	0.53	(d)	0.17	(d)	—		1.32	(d)	1
—		8.30	10.30		145,072	0.53		0.18		—		1.50		1
—		7.63	27.78		129,228	0.53		0.25		—		1.26		4
—		6.04	(22.35)		100,129	0.53		0.13		—		1.03		10
—		7.90	(12.25)		276,645	0.53		0.10		—		0.87		1
(0.00	)(f)	9.07	(9.53	)(c)	167,487	0.53	(d)	0.21	(d)	—		0.71	(d)	4
—		8.15	(1.34	)(c)	13,148	1.28	(d)	0.42	(d)	—		0.56	(d)	1
—		8.28	9.40		13,394	1.28		0.45		—		0.75		1
—		7.62	26.94		12,070	1.28		0.61		—		0.51		4
—		6.03	(23.22)		8,472	1.28		0.52		—		0.33		10
—		7.88	(12.87)		9,705	1.28		0.47		—		0.09		1
(0.00	)(f)	9.05	(10.00	)(c)	7,677	1.28	(d)	0.47	(d)	—		(0.04	)(d)	4
—		8.14	(1.34	)(c)	9,183	1.28	(d)	0.47	(d)	—		0.57	(d)	1
—		8.27	9.41		9,842	1.28		0.49		—		0.74		1
—		7.61	26.77		8,796	1.28		0.67		—		0.51		4
—		6.03	(23.21)		6,175	1.28		0.57		—		0.33		10
—		7.88	(12.87)		7,598	1.28		0.49		—		0.09		1
(0.00	)(f)	9.05	(10.00	)(c)	7,296	1.28	(d)	0.47	(d)	—		(0.04	)(d)	4
—		8.17	(1.09	)(c)	11,233	0.93	(d)	0.15	(d)	—		0.92	(d)	1
—		8.29	9.72		10,244	0.93		0.16		—		1.13		1
—		7.63	27.31		7,594	0.93		0.21		—		0.86		4
—		6.04	(23.00)		5,722	0.93		0.10		—		0.68		10
—		7.90	(7.76	)(c)	7,383	0.93	(d)	0.15	(d)	—		0.47	(d)	1

*	Excludes the effect of sales load.

(a)	After expenses subsidized by GIS and do not include the expenses of the underlying Funds.
(b)	Amounts include the expenses of the underlying Funds.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects adjustments made on prior year’s expense waivers.
(f)	Rounds to less than $0.01.

■	The Park Avenue Portfolio
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			Net Realized
			& Unrealized
			Gain/(Loss) on
			Investments	Increase/
	Net Asset	Net	and Foreign	(Decrease)	Dividends
	Value,	Investment	Currency	from	from Net
	Beginning	Income/	Related	Investment	Investment
	of Period	(Loss)	Transactions	Operations	Income

The Guardian Baillie Gifford International Growth Fund

Class A:

Six months ended 6/30/2005†	$13.26	$0.11	$(0.13)	$(0.02)	$(0.05)

Year ended 12/31/2004	11.43	0.03	1.83	1.86	(0.03)

Year ended 12/31/2003	8.90	0.18	2.33	2.51	(0.01)

Year ended 12/31/2002	11.09	0.06	(2.25)	(2.19)	—

Year ended 12/31/2001	14.28	0.01	(3.20)	(3.19)	—

Year ended 12/31/2000	23.36	(0.06)	(5.52)	(5.58)	—

Class B:

Six months ended 6/30/2005†	12.02	(0.11)	0.02	(0.09)	—

Year ended 12/31/2004	10.45	(0.29)	1.86	1.57	—

Year ended 12/31/2003	8.22	(0.16)	2.36	2.20	—

Year ended 12/31/2002	10.38	(0.19)	(1.97)	(2.16)	—

Year ended 12/31/2001	13.54	(0.20)	(2.96)	(3.16)	—

Year ended 12/31/2000	22.61	(0.11)	(5.46)	(5.57)	—

Class C:

Six months ended 6/30/2005†	12.06	0.03	(0.11)	(0.08)	—

Year ended 12/31/2004	10.47	(0.08)	1.67	1.59	—

Year ended 12/31/2003	8.24	(0.08)	2.28	2.20	—

Year ended 12/31/2002	10.40	(0.09)	(2.07)	(2.16)	—

Year ended 12/31/2001	13.55	(0.12)	(3.03)	(3.15)	—

Period from 8/7/2000†† to 12/31/2000	19.19	(0.09)	(2.20)	(2.29)	—

Class K:

Six months ended 6/30/2005†	13.06	0.09	(0.12)	(0.03)	(0.04)

Year ended 12/31/2004	11.24	0.00 †††	1.82	1.82	—

Year ended 12/31/2003	8.76	0.00 †††	2.45	2.45	—

Year ended 12/31/2002	10.94	0.00 †††	(2.18)	(2.18)	—

Period from 5/15/2001†† to 12/31/2001	12.96	(0.04)	(1.98)	(2.02)	—

The Guardian Baillie Gifford Emerging Markets Fund

Class A:

Six months ended 6/30/2005†	14.67	0.10	1.08	1.18	—

Year ended 12/31/2004	12.39	0.05	2.85	2.90	(0.03)

Year ended 12/31/2003	8.07	0.05	4.27	4.32	—

Year ended 12/31/2002	8.45	0.01	(0.39)	(0.38)	—

Year ended 12/31/2001	8.31	0.01	0.13	0.14	—

Year ended 12/31/2000	11.13	(0.55)	(2.05)	(2.60)	(0.22)

Class B:

Six months ended 6/30/2005†	13.39	0.01	1.00	1.01	—

Year ended 12/31/2004	11.44	(0.05)	2.59	2.54	—

Year ended 12/31/2003	7.55	(0.04)	3.93	3.89	—

Year ended 12/31/2002	7.98	(0.10)	(0.33)	(0.43)	—

Year ended 12/31/2001	7.97	(0.10)	0.11	0.01	—

Year ended 12/31/2000	10.65	0.08	(2.76)	(2.68)	—

Class C:

Six months ended 6/30/2005†	13.43	0.05	0.97	1.02	—

Year ended 12/31/2004	11.47	(0.06)	2.61	2.55	—

Year ended 12/31/2003	7.56	(0.04)	3.95	3.91	—

Year ended 12/31/2002	8.00	(0.09)	(0.35)	(0.44)	—

Year ended 12/31/2001	7.98	(0.09)	0.11	0.02	—

Period from 8/7/2000†† to 12/31/2000	9.92	(0.08)	(1.86)	(1.94)	—

Class K:

Six months ended 6/30/2005†	14.39	0.09	1.06	1.15	(0.01)

Year ended 12/31/2004	12.19	0.01	2.79	2.80	(0.01)

Year ended 12/31/2003	7.97	0.03	4.19	4.22	—

Year ended 12/31/2002	8.36	(0.03)	(0.36)	(0.39)	—

Period from 5/15/2001†† to 12/31/2001	8.35	(0.06)	0.07	0.01	—

†	Unaudited.

††	Commencement of operations.

†††	Rounds to less than $0.01.

Distributions
from							Ratios/Supplemental Data
Net Realized
Gain on										Net
Investments				Net Asset						Investment
and Foreign				Value,			Net Assets,	Expenses		Income/(Loss)		Portfolio
Currency Related	Redemption		Tax Return	End of	Total		End of Period	to Average		to Average		Turnover
Transactions	Fees		of Capital	Period	Return*		(000’s Omitted)	Net Assets		Net Assets		Rate

—	$0.00	(a)	—	$13.19	(0.18	)%(b)	$34,043	1.85	%(c)	1.53	%(c)	17%
—	0.00	(a)	—	13.26	16.34		35,106	1.94		0.13		24
—	0.03		—	11.43	28.57		32,126	1.93		0.50		44
—	—		—	8.90	(19.75)		47,948	1.62		0.29		45
—	—		—	11.09	(22.34)		80,856	1.53		0.06		63
$(3.26)	—		$(0.24)	14.28	(23.81)		94,482	1.45		(0.29)		78
—	0.00	(a)	—	11.93	(0.75	)(b)	5,647	3.01	(c)	0.34	(c)	17
—	0.00	(a)	—	12.02	15.02		6,307	3.08		(0.98)		24
—	0.03		—	10.45	27.13		6,535	3.19		(1.00)		44
—	—		—	8.22	(20.81)		5,598	2.87		(0.98)		45
—	—		—	10.38	(23.34)		8,228	2.62		(1.05)		63
(3.26)	—		(0.24)	13.54	(24.56)		12,747	2.43		(1.27)		78
—	0.00	(a)	—	11.98	(0.66	)(b)	6,607	2.81	(c)	0.56	(c)	17
—	0.00	(a)	—	12.06	15.19		6,687	2.95		(0.89)		24
—	0.03		—	10.47	27.06		5,546	3.10		(0.93)		44
—	—		—	8.24	(20.77)		4,381	2.85		(0.99)		45
—	—		—	10.40	(23.25)		5,530	2.60		(1.04)		63
(3.11)	—		(0.24)	13.55	(11.72	)(b)	7,208	2.51	(c)	(1.52	)(c)	78
—	0.00	(a)	—	12.99	(0.25	)(b)	9,036	2.03	(c)	1.35	(c)	17
—	0.00	(a)	—	13.06	16.19		8,792	2.04		0.00	(a)	24
—	0.03		—	11.24	28.31		6,979	2.13		0.04		44
—	—		—	8.76	(19.93)		5,407	1.86		0.01		45
—	—		—	10.94	(15.59	)(b)	6,753	1.84	(c)	(0.60	)(c)	63
(0.38)	0.00	(a)	—	15.47	8.14	(b)	78,058	1.78	(c)	1.60	(c)	19
(0.59)	0.00	(a)	—	14.67	23.53		61,975	1.88		0.42		71
—	—		—	12.39	53.53		43,561	2.10		0.57		74
—	—		—	8.07	(4.50)		27,356	2.10		(0.04)		81
—	—		—	8.45	1.68		19,777	2.39		(0.19)		101
—	—		—	8.31	(23.88)		18,439	2.18		(0.86)		101
(0.38)	0.00	(a)	—	14.02	7.64	(b)	10,781	2.74	(c)	0.59	(c)	19
(0.59)	0.00	(a)	—	13.39	22.28		12,138	2.90		(0.58)		71
—	—		—	11.44	51.52		9,389	3.20		(0.54)		74
—	—		—	7.55	(5.39)		5,965	3.21		(1.16)		81
—	—		—	7.98	0.13		6,023	3.51		(1.28)		101
—	—		—	7.97	(25.16)		6,105	3.79		(2.54)		101
(0.38)	0.00	(a)	—	14.07	7.70	(b)	13,612	2.70	(c)	0.64	(c)	19
(0.59)	0.00	(a)	—	13.43	22.30		12,291	2.85		(0.55)		71
—	—		—	11.47	51.72		9,540	3.17		(0.51)		74
—	—		—	7.56	(5.50)		6,306	3.12		(1.08)		81
—	—		—	8.00	0.25		6,486	3.34		(1.12)		101
—	—		—	7.98	(19.56	)(b)	6,466	3.49	(c)	(2.31	)(c)	101
(0.38)	0.00	(a)	—	15.15	7.94	(b)	16,873	2.12	(c)	1.22	(c)	19
(0.59)	0.00	(a)	—	14.39	23.16		15,202	2.19		0.12		71
—	—		—	12.19	52.95		11,803	2.38		0.29		74
—	—		—	7.97	(4.67)		7,685	2.36		(0.32)		81
—	—		—	8.36	0.12	(b)	8,020	2.63	(c)	(1.23	)(c)	101

*	Excludes the effect of sales load.

(a)	Rounds to less than $0.01.
(b)	Not annualized.
(c)	Annualized.

■	The Park Avenue Portfolio
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			Net Realized
			& Unrealized
			Gain/(Loss) on
			Investments
	Net Asset		and Foreign	Increase	Dividends
	Value,	Net	Currency	from	from Net
	Beginning	Investment	Related	Investment	Investment
	of Period	Income	Transactions	Operations	Income

The Guardian Investment Quality Bond Fund

Class A:

Six months ended 6/30/2005†	$10.02	$0.19	$0.05	$0.24	$(0.19)

Year ended 12/31/2004	10.09	0.38	0.03	0.41	(0.38)

Year ended 12/31/2003	10.28	0.35	0.11	0.46	(0.35)

Year ended 12/31/2002	9.86	0.44	0.45	0.89	(0.44)

Year ended 12/31/2001	9.61	0.50	0.30	0.80	(0.50)

Year ended 12/31/2000	9.33	0.60	0.28	0.88	(0.60)

Class B:

Six months ended 6/30/2005†	10.01	0.16	0.05	0.21	(0.16)

Year ended 12/31/2004	10.09	0.30	0.02	0.32	(0.30)

Year ended 12/31/2003	10.28	0.27	0.11	0.38	(0.27)

Year ended 12/31/2002	9.86	0.37	0.45	0.82	(0.37)

Year ended 12/31/2001	9.60	0.43	0.31	0.74	(0.43)

Period from 8/7/2000†† to 12/31/2000	9.41	0.22	0.19	0.41	(0.22)

Class C:

Six months ended 6/30/2005†	10.01	0.16	0.05	0.21	(0.16)

Year ended 12/31/2004	10.09	0.30	0.02	0.32	(0.30)

Year ended 12/31/2003	10.28	0.27	0.11	0.38	(0.27)

Year ended 12/31/2002	9.86	0.37	0.45	0.82	(0.37)

Year ended 12/31/2001	9.60	0.43	0.31	0.74	(0.43)

Period from 8/7/2000†† to 12/31/2000	9.41	0.22	0.19	0.41	(0.22)

Class K:

Six months ended 6/30/2005†	10.03	0.17	0.05	0.22	(0.17)

Year ended 12/31/2004	10.10	0.34	0.03	0.37	(0.34)

Year ended 12/31/2003	10.29	0.31	0.11	0.42	(0.31)

Year ended 12/31/2002	9.87	0.40	0.45	0.85	(0.40)

Period from 5/15/2001†† to 12/31/2001	9.68	0.28	0.24	0.52	(0.28)

The Guardian Low Duration Bond Fund

Class A:

Six months ended 6/30/2005†	9.93	0.13	(0.05)	0.08	(0.13)

Year ended 12/31/2004	10.02	0.23	(0.09)	0.14	(0.23)

Period from 7/30/2003†† to 12/31/2003	10.00	0.08	0.02	0.10	(0.08)

Class B:

Six months ended 6/30/2005†	9.93	0.10	(0.05)	0.05	(0.10)

Year ended 12/31/2004	10.02	0.15	(0.09)	0.06	(0.15)

Period from 7/30/2003†† to 12/31/2003	10.00	0.05	0.02	0.07	(0.05)

Class C:

Six months ended 6/30/2005†	9.93	0.10	(0.05)	0.05	(0.10)

Year ended 12/31/2004	10.02	0.15	(0.09)	0.06	(0.15)

Period from 7/30/2003†† to 12/31/2003	10.00	0.05	0.02	0.07	(0.05)

Class K:

Six months ended 6/30/2005†	9.93	0.11	(0.05)	0.06	(0.11)

Year ended 12/31/2004	10.02	0.19	(0.09)	0.10	(0.19)

Period from 7/30/2003†† to 12/31/2003	10.00	0.06	0.02	0.08	(0.06)
 † Unaudited.
†† Commencement of operations.

Distributions
from				Ratios/Supplemental Data
Net Realized
Gain on							Expenses				Net
Investments	Net Asset				Net		(excluding				Investment
and Foreign	Value,			Net Assets,	Expenses		interest expense)		Expenses		Income		Portfolio
Currency Related	End of	Total		End of Period	to Average		to Average		Subsidized		to Average		Turnover
Transactions	Period	Return*		(000’s Omitted)	Net Assets(a)(b)		Net Assets(a)		by GIS		Net Assets		Rate

$(0.04)	$10.03	2.49	%(c)	$105,991	0.85	%(d)	0.85	%(d)	0.14	%(d)	3.89	%(d)	101%
(0.10)	10.02	4.10		105,131	0.85		0.85		0.13		3.74		233
(0.30)	10.09	4.53		143,536	0.85		0.85		0.11		3.40		257
(0.03)	10.28	9.25		170,658	0.85		0.85		0.08		4.37		275
(0.05)	9.86	8.55		144,900	0.86		0.85		0.09		5.11		414
—	9.61	9.81		124,805	0.85		0.85		0.09		6.41		344
(0.04)	10.02	2.11	(c)	14,952	1.60	(d)	1.60	(d)	0.30	(d)	3.14	(d)	101
(0.10)	10.01	3.22		16,685	1.60		1.60		0.28		2.99		233
(0.30)	10.09	3.75		18,374	1.60		1.60		0.27		2.65		257
(0.03)	10.28	8.43		19,308	1.60		1.60		0.27		3.58		275
(0.05)	9.86	7.86		13,036	1.61		1.60		0.31		4.31		414
—	9.60	4.40	(c)	8,493	1.60	(d)	1.60	(d)	0.34	(d)	5.78	(d)	344
(0.04)	10.02	2.11	(c)	10,191	1.60	(d)	1.60	(d)	0.34	(d)	3.14	(d)	101
(0.10)	10.01	3.22		11,422	1.60		1.60		0.33		2.99		233
(0.30)	10.09	3.75		11,206	1.60		1.60		0.35		2.66		257
(0.03)	10.28	8.44		10,753	1.60		1.60		0.36		3.64		275
(0.05)	9.86	7.85		9,090	1.61		1.60		0.36		4.36		414
—	9.60	4.39	(c)	8,356	1.60	(d)	1.60	(d)	0.34	(d)	5.78	(d)	344
(0.04)	10.04	2.29	(c)	8,930	1.25	(d)	1.25	(d)	0.09	(d)	3.49	(d)	101
(0.10)	10.03	3.69		11,004	1.25		1.25		0.06		3.34		233
(0.30)	10.10	4.11		9,820	1.25		1.25		0.05		3.00		257
(0.03)	10.29	8.81		9,213	1.25		1.25		0.03		4.00		275
(0.05)	9.87	5.43	(c)	8,436	1.26	(d)	1.25	(d)	0.08	(d)	4.48	(d)	414
—	9.88	0.85	(c)	9,599	0.80	(d)	—		0.71	(d)	2.72	(d)	87
—	9.93	1.36		9,487	0.80		—		0.69		2.25		68
—	10.02	0.99	(c)	8,457	0.80	(d)	—		1.20	(d)	1.87	(d)	97
—	9.88	0.47	(c)	8,640	1.55	(d)	—		0.72	(d)	1.97	(d)	87
—	9.93	0.61		8,695	1.55		—		0.70		1.51		68
—	10.02	0.67	(c)	7,743	1.55	(d)	—		1.20	(d)	1.11	(d)	97
—	9.88	0.47	(c)	7,788	1.55	(d)	—		0.76	(d)	1.97	(d)	87
—	9.93	0.61		7,817	1.55		—		0.73		1.51		68
—	10.02	0.67	(c)	7,611	1.55	(d)	—		1.21	(d)	1.11	(d)	97
—	9.88	0.65	(c)	8,898	1.20	(d)	—		0.38	(d)	2.33	(d)	87
—	9.93	0.96		7,718	1.20		—		0.39		1.86		68
—	10.02	0.82	(c)	7,565	1.20	(d)	—		0.97	(d)	1.46	(d)	97

*	Excludes the effect of sales load.

(a)	After expenses subsidized by GIS.
(b)	Expense ratio includes interest expense associated with reverse repurchase agreements.
(c)	Not annualized.

(d)	Annualized.

■	The Park Avenue Portfolio
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

			Net Realized
			& Unrealized
			Gain/(Loss) on
			Investments	Increase/
	Net Asset		and Foreign	(Decrease)	Dividends
	Value,	Net	Currency	from	from Net
	Beginning	Investment	Related	Investment	Investment
	of Period	Income	Transactions	Operations	Income

The Guardian High Yield Bond Fund

Class A:

Six months ended 6/30/2005†	$7.58	$0.24	$(0.15)	$0.09	$(0.24)

Year ended 12/31/2004	7.45	0.52	0.13	0.65	(0.52)

Year ended 12/31/2003	6.69	0.54	0.76	1.30	(0.54)

Year ended 12/31/2002	7.19	0.55	(0.50)	0.05	(0.55)

Year ended 12/31/2001	7.66	0.69	(0.47)	0.22	(0.69)

Year ended 12/31/2000	8.98	0.77	(1.32)	(0.55)	(0.77)

Class B:

Six months ended 6/30/2005†	7.57	0.21	(0.14)	0.07	(0.21)

Year ended 12/31/2004	7.45	0.47	0.12	0.59	(0.47)

Year ended 12/31/2003	6.69	0.48	0.76	1.24	(0.48)

Year ended 12/31/2002	7.18	0.50	(0.49)	0.01	(0.50)

Year ended 12/31/2001	7.66	0.64	(0.48)	0.16	(0.64)

Year ended 12/31/2000	8.97	0.68	(1.31)	(0.63)	(0.68)

Class C:

Six months ended 6/30/2005†	7.57	0.21	(0.15)	0.06	(0.21)

Year ended 12/31/2004	7.45	0.47	0.12	0.59	(0.47)

Year ended 12/31/2003	6.69	0.48	0.76	1.24	(0.48)

Year ended 12/31/2002	7.18	0.50	(0.49)	0.01	(0.50)

Year ended 12/31/2001	7.65	0.64	(0.47)	0.17	(0.64)

Period from 8/7/2000†† to 12/31/2000	8.47	0.28	(0.82)	(0.54)	(0.28)

Class K:

Six months ended 6/30/2005†	7.58	0.22	(0.15)	0.07	(0.22)

Year ended 12/31/2004	7.45	0.49	0.13	0.62	(0.49)

Year ended 12/31/2003	6.69	0.51	0.76	1.27	(0.51)

Year ended 12/31/2002	7.19	0.53	(0.50)	0.03	(0.53)

Period from 5/15/2001†† to 12/31/2001	7.68	0.39	(0.49)	(0.10)	(0.39)

The Guardian Tax-Exempt Fund

Class A:

Six months ended 6/30/2005†	10.19	0.18	0.21	0.39	(0.18)

Year ended 12/31/2004	10.31	0.36	0.08	0.44	(0.36)

Year ended 12/31/2003	10.51	0.37	0.18	0.55	(0.37)

Year ended 12/31/2002	10.09	0.40	0.61	1.01	(0.40)

Year ended 12/31/2001	10.10	0.41	0.06	0.47	(0.41)

Year ended 12/31/2000	9.40	0.43	0.70	1.13	(0.43)

Class C:

Six months ended 6/30/2005†	10.19	0.14	0.21	0.35	(0.14)

Year ended 12/31/2004	10.31	0.28	0.08	0.36	(0.28)

Year ended 12/31/2003	10.51	0.29	0.18	0.47	(0.29)

Year ended 12/31/2002	10.09	0.32	0.61	0.93	(0.32)

Year ended 12/31/2001	10.10	0.34	0.06	0.40	(0.34)

Period from 8/7/2000†† to 12/31/2000	9.77	0.14	0.33	0.47	(0.14)
 † Unaudited.
†† Commencement of operations.

Distributions
from						Ratios/Supplemental Data
Net Realized
Gain on											Net
Investments			Net Asset			Net Assets,	Net				Investment
and Foreign			Value,			End of	Expenses		Expenses		Income		Portfolio
Currency Related	Redemption		End of	Total		Period	to Average		Subsidized		to Average		Turnover
Transactions	Fees		Period	Return*		(000’s Omitted)	Net Assets(a)		by GIS		Net Assets		Rate

—	$0.00	(b)	$7.43	1.17	%(c)	$53,975	0.85	%(d)	0.31	%(d)	6.39	%(d)	45%
—	0.00	(b)	7.58	9.15		57,250	0.85		0.34		7.00		95
—	—		7.45	20.11		42,589	0.85		0.42		7.59		153
—	—		6.69	0.96		33,894	0.85		0.45		8.17		69
—	—		7.19	2.87		33,797	0.85		0.47		9.21		141
—	—		7.66	(6.53)		38,646	0.85		0.38		9.03		163
—	0.00	(b)	7.43	0.93	(c)	9,876	1.60	(d)	0.57	(d)	5.64	(d)	45
—	0.00	(b)	7.57	8.20		10,013	1.60		0.62		6.30		95
—	—		7.45	19.22		10,018	1.60		0.72		6.85		153
—	—		6.69	0.35		8,336	1.60		0.77		7.42		69
—	—		7.18	1.96		8,182	1.60		0.78		8.42		141
—	—		7.66	(7.32)		7,567	1.74		0.77		8.37		163
—	0.00	(b)	7.42	0.80	(c)	10,291	1.60	(d)	0.54	(d)	5.64	(d)	45
—	0.00	(b)	7.57	8.20		10,110	1.60		0.59		6.29		95
—	—		7.45	19.22		9,316	1.60		0.71		6.85		153
—	—		6.69	0.35		7,710	1.60		0.77		7.42		69
—	—		7.18	2.09		7,657	1.60		0.71		8.43		141
—	—		7.65	(6.42	)(c)	7,491	1.60	(d)	0.63	(d)	8.74	(d)	163
—	0.00	(b)	7.43	0.97	(c)	11,268	1.25	(d)	0.25	(d)	5.99	(d)	45
—	0.00	(b)	7.58	8.72		10,734	1.25		0.28		6.64		95
—	—		7.45	19.63		9,581	1.25		0.33		7.20		153
—	—		6.69	0.55		7,944	1.25		0.35		7.77		69
—	—		7.19	(1.31	)(c)	7,893	1.25	(d)	0.41	(d)	8.36	(d)	141
$(0.02)	—		10.38	3.84	(c)	86,417	0.86	(d)(e)	0.08	(d)	3.58	(d)	70
(0.20)	—		10.19	4.38		82,118	0.87	(e)	0.09		3.49		161
(0.38)	—		10.31	5.34		80,025	0.89	(e)	0.09		3.52		68
(0.19)	—		10.51	10.20		113,852	0.87	(e)	0.06		3.85		99
(0.07)	—		10.09	4.78		107,676	0.91	(e)	0.09		4.03		181
—	—		10.10	12.29		97,185	0.88	(e)	0.07		4.43		124
(0.02)	—		10.38	3.46	(c)	11,049	1.61	(d)(e)	0.31	(d)	2.83	(d)	70
(0.20)	—		10.19	3.60		10,704	1.62	(e)	0.33		2.74		161
(0.38)	—		10.31	4.54		10,553	1.64	(e)	0.36		2.77		68
(0.19)	—		10.51	9.37		9,741	1.62	(e)	0.37		3.11		99
(0.07)	—		10.09	3.99		8,783	1.66	(e)	0.37		3.28		181
—	—		10.10	4.87	(c)	8,391	1.65	(d)(e)	0.31	(d)	3.62	(d)	124

*	Excludes the effect of sales load.

(a)	After expenses subsidized by GIS.

(b)	Rounds to less than $0.01.

(c)	Not annualized.

(d)	Annualized.
(e)	Before offset of custody credits. Including the custody credits in Class A, the expense ratio is 0.85% for each year 12/31/2000, 2001, 2002, 2003, 2004 and 6/30/2005; in Class C the expense ratio is 1.60% for each year 12/31/2000, 2001, 2002, 2003, 2004 and 6/30/2005.

■	The Park Avenue Portfolio
Financial Highlights (Continued)

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	Net Asset		Dividends	Net Asset
	Value,	Net	from Net	Value,
	Beginning	Investment	Investment	End of	Total
	of Period	Income	Income	Period	Return*

The Guardian Cash Management Fund

Class A:

Six months ended 6/30/2005†	$1.000	$0.009	$(0.009)	$1.000	0.93	%†††

Year ended 12/31/2004	1.000	0.006	(0.006)	1.000	0.57

Year ended 12/31/2003	1.000	0.004	(0.004)	1.000	0.37

Year ended 12/31/2002	1.000	0.009	(0.009)	1.000	0.95

Year ended 12/31/2001	1.000	0.032	(0.032)	1.000	3.27

Year ended 12/31/2000	1.000	0.056	(0.056)	1.000	5.69

Class B:

Six months ended 6/30/2005†	1.000	0.007	(0.007)	1.000	0.67	†††

Year ended 12/31/2004	1.000	0.006	(0.006)	1.000	0.57

Year ended 12/31/2003	1.000	0.002	(0.002)	1.000	0.21

Year ended 12/31/2002	1.000	0.002	(0.002)	1.000	0.23

Year ended 12/31/2001	1.000	0.025	(0.025)	1.000	2.48

Year ended 12/31/2000	1.000	0.052	(0.052)	1.000	5.34

Class C:

Six months ended 6/30/2005†	1.000	0.007	(0.007)	1.000	0.67	†††

Year ended 12/31/2004	1.000	0.006	(0.006)	1.000	0.57

Year ended 12/31/2003	1.000	0.002	(0.002)	1.000	0.21

Year ended 12/31/2002	1.000	0.002	(0.002)	1.000	0.22

Year ended 12/31/2001	1.000	0.025	(0.025)	1.000	2.48

Period from 8/7/2000†† to 12/31/2000	1.000	0.020	(0.020)	1.000	2.03	†††

Class K:

Six months ended 6/30/2005†	1.000	0.007	(0.007)	1.000	0.73	†††

Year ended 12/31/2004	1.000	0.005	(0.005)	1.000	0.47

Year ended 12/31/2003	1.000	0.002	(0.002)	1.000	0.18

Year ended 12/31/2002	1.000	0.005	(0.005)	1.000	0.55

Period from 5/15/2001†† to 12/31/2001	1.000	0.013	(0.013)	1.000	1.26	†††
    * Excludes the effect of sales load.
    † Unaudited.
 †† Commencement of operations.
††† Not annualized.

Ratios/Supplemental Data

					Net
	Net				Investment
Net Assets,	Expenses		Expenses		Income
End of Period	to Average		Subsidized		to Average
(000’s Omitted)	Net Assets(a)		by GIS		Net Assets

$427,684	0.85	%(b)	0.05	%(b)	1.87	%(b)
442,109	0.85		0.04		0.55
529,321	0.85		0.05		0.38
658,159	0.85		0.02		0.94
606,045	0.85		0.04		3.13
462,183	0.85		0.07		5.57
6,483	1.37	(b)	0.54	(b)	1.33	(b)
8,144	0.85		0.99		0.53
12,498	1.03	(c)	0.73	(c)	0.21
18,485	1.57	(c)	0.16	(c)	0.22
15,685	1.60		0.12		2.37
11,860	1.14		0.63		5.25
6,165	1.36	(b)	0.30	(b)	1.34	(b)
8,626	0.85		0.80		0.57
9,086	1.02	(c)	0.63	(c)	0.21
9,330	1.57	(c)	0.06	(c)	0.22
8,492	1.60		0.04		2.47
8,193	1.60	(b)	0.13	(b)	5.06	(b)
8,268	1.25	(b)	0.01	(b)	1.46	(b)
10,424	0.95		0.30		0.48
9,682	1.25		—		0.18
8,500	1.25		—		0.54
8,125	1.25	(b)	0.01	(b)	1.99	(b)

(a)	After expenses subsidized by GIS.

(b)	Annualized.

(c)	Revised to reflect additional subsidies to maintain a minimum yield threshold.

(This page intentionally left blank)

• Trustees
Dennis J. Manning, CLU, ChFC
Frank J. Fabozzi, Ph.D.
Arthur V. Ferrara, CLU
Leo R. Futia, CLU
Anne M. Goggin, Esq.
William W. Hewitt, Jr.
Sidney I. Lirtzman, Ph.D.
Robert G. Smith, Ph.D.

• Officers
Thomas G. Sorell
Joseph A. Caruso
Howard W. Chin
Robert J. Crimmins, Jr.
Richard A. Cumiskey
Manind V. Govil
Alexander M. Grant, Jr.
Edward H. Hocknell
Jonathan C. Jankus
Stewart M. Johnson
Peter J. Liebst
R. Robin Menzies
Nydia Morrison
Karen L. Olvany
Frank L. Pepe
Richard T. Potter, Jr.
Robert A. Reale
Donald P. Sullivan, Jr.
Raman Vardharaj
Mathew P. Ziehl

• Investment Adviser & Distributor
Guardian Investor Services LLC
7 Hanover Square
New York, New York 10004

• Custodian of Assets
State Street Bank and Trust Company
Custody Division
1776 Heritage Drive
North Quincy, Massachusetts 02171

• Shareholder Servicing Agent, Transfer Agent &
Dividend Paying Agent for State Street Bank and
Trust Company
Boston Financial Data Services
Post Office Box 219611
Kansas City, Missouri 64121-9611

• Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Guardian Investor Services LLC
7 Hanover Square
New York, New York 10004	• Proxy Voting Policies and Procedures:
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2005, is available without charge upon request by logging on to www.guardianinvestor.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

• Form N-Q:
The Park Avenue Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each year on the Form N-Q. The Portfolio’s Form N-Q is available on the SEC’s Internet site at www.sec.gov, and can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330.

• Code of Ethics:
The Park Avenue Portfolio has adopted a code of ethics for its Principal Executive Officer and Principal Financial Officers (the “Code”). The purpose of the Code is to promote, among other things: honest and ethical conduct, including the handling of conflicts of interest; full, fair, accurate, timely and understandable disclosure in reports and documents filed with the SEC; and compliance with applicable laws and regulations. A copy of the Code has been filed with the SEC on Form N-CSR and can be obtained on the SEC’s website at www.sec.gov.

 Copies of the above can also be obtained free of charge by calling 1-800-221-3253 or by writing Guardian Investor Services LLC at 7 Hanover Square, New York, New York 10004.

 Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank or depository institution, nor are they federally insured by the Federal Deposit Insurance Corporation, The Federal Reserve Board, the National Credit Union Association or any other agency. They involve investment risk, including possible loss of principal amount invested.

This report is submitted for the general information of the shareholders of The Park Avenue Portfolio family of mutual funds. This report is not authorized for distribution to the public unless accompanied or preceded by a current prospectus for the funds which comprise The Park Avenue Portfolio. The prospectus contains important information, including fees and expenses. Please read the prospectus carefully before investing or sending money. You should consider the investment objectives, risks, fees and charges of the investment company carefully before investing. For an additional prospectus, which contains this and other information, please contact your investment professional or call Guardian Investor Services LLC at 800-221-3253.

Guardian Investor Services LLC 7 Hanover Square New York, New York 10004	PRSRT STANDARD U.S. POSTAGE PAID BOWNE FULFILLMENT SOLUTIONS
EB 011566 (6/05)

ITEM 2. CODE OF ETHICS.
Not applicable for semiannual reports.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable for semiannual reports.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable for semiannual reports.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included in response to Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11. CONTROLS AND PROCEDURES.
(a) The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b) The registrant’s certifying officers are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.
(a)(1) Not applicable.
(a)(2) Separate certifications by the registrant’s certifying officers, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.
(a)(3) Not applicable.
(b) A certification by the registrant’s certifying officers, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Park Avenue Portfolio

By:	/s/ Thomas G. Sorell

Thomas G. Sorell President of
The Park Avenue Portfolio
Date: September 6, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas G. Sorell

Thomas G. Sorell
President of
The Park Avenue Portfolio
Date: September 6, 2005

By:	/s/ Frank L. Pepe

Frank L. Pepe
Vice President and Treasurer of
The Park Avenue Portfolio
Date: September 6, 2005